                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7820
                                  ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   03-31
                          ------------------------------------------------------
Date of reporting period:  09-30-2004
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Equity Income Fund
Mid Cap Value Fund
Small Cap Value Fund

[american century investments logo and text logo]

 [inside front cover]

Our Message to You......................................................    1

EQUITY INCOME

MID CAP VALUE

SMALL CAP VALUE
Performance                                                                16

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of JAMES E. STOWERS III and JAMES E. STOWERS, JR.]

                JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Income,
Mid Cap Value, and Small Cap Value funds for the six months ended September 30,
2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      [signature]
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      [signature]
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Equity Income - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                      1 YEAR    5 YEARS    10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS       17.22%     10.61%      14.34%      14.37%       8/1/94
--------------------------------------------------------------------------------
 RUSSELL 3000
 VALUE INDEX          20.89%      5.03%      12.50%      12.26%(1)      --
--------------------------------------------------------------------------------
 S&P 500 INDEX        13.87%     -1.31%      11.08%      11.06%(1)      --
--------------------------------------------------------------------------------
 LIPPER EQUITY
 INCOME INDEX         17.09%      2.97%       9.42%       9.41%(1)      --
--------------------------------------------------------------------------------
 Institutional Class  17.60%     10.85%         --       10.04%       7/8/98
--------------------------------------------------------------------------------
 Advisor Class        17.08%     10.36%         --       11.72%       3/7/97
--------------------------------------------------------------------------------
 C Class              16.37%        --          --        7.69%       7/13/01
--------------------------------------------------------------------------------
 R Class              16.50%        --          --       14.64%       8/29/03
--------------------------------------------------------------------------------

(1) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

Equity Income - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
--------------------------------------------------------------------------------
                        1995       1996      1997       1998       1999
--------------------------------------------------------------------------------
 Investor Class        20.48%     20.89%    34.35%      1.67%     15.98%
--------------------------------------------------------------------------------
 Russell 3000
 Value Index           26.72%     17.48%    42.33%      1.96%     17.64%
--------------------------------------------------------------------------------
 S&P 500 Index         29.75%     20.33%    40.45%      9.05%     27.80%
--------------------------------------------------------------------------------
 Lipper Equity
 Income Index          20.28%     15.51%    33.25%      1.29%     13.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        2000      2001       2002       2003       2004
--------------------------------------------------------------------------------
 Investor Class         6.80%    14.30%     -3.72%     20.17%     17.22%
--------------------------------------------------------------------------------
 Russell 3000
 Value Index            9.35%    -7.98%    -15.89%     24.89%     20.89%
--------------------------------------------------------------------------------
 S&P 500 Index         13.28%   -26.62%    -20.49%     24.40%     13.87%
--------------------------------------------------------------------------------
 Lipper Equity
 Income Index           8.10%    -8.82%    -16.74%     20.48%     17.09%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Equity Income - Portfolio Commentary

[photo of PHIL DAVIDSON AND SCOTT MOORE]

PORTFOLIO MANAGERS ON THE EQUITY INCOME INVESTMENT TEAM: PHIL DAVIDSON AND
SCOTT MOORE.

Equity Income gained 3.79%* for the six months ended September 30, 2004, outperforming the Lipper Equity Income Index, which was up 1.52%. The S&P 500
Index, representative of the broad market, was down 0.18% for the period.

Equity Income's long-term performance has been strong. From the fund's inception on August 1, 1994, Equity Income has produced an average annualized total return of 14.37%, significantly ahead of the 9.41%** figure posted by the Lipper Equity
Income Index and the S&P 500's 11.06%** return.

CLIMATE OF UNCERTAINTY

Common stock investors contended with a number of issues during the period. They included the continuing violence in Iraq, surging energy prices, three interest-rate increases, and concerns about the slowing rate of growth of corporate earnings. In this climate of uncertainty, value stocks led their growth counterparts across the capitalization range, with both large and small value companies providing better returns.

STRENGTH IN ENERGY

Energy stocks proved to be Equity Income's largest contributors to absolute performance on a sector basis. Exxon Mobil Corp., Royal Dutch Petroleum and BP plc were the portfolio's top-three contributors, as they benefited from rising demand for energy worldwide and concern that violence in Iraq could disrupt
Middle Eastern oil shipments.

INDUSTRIALS A PLUS

Our mix of industrial stocks also generated strong absolute results. Holdings in aerospace and defense companies were led by Raytheon Co. and Rockwell Collins
Corp. Raytheon improved its operational performance, while also reporting strong defense system sales. Rockwell Collins continues to benefit from an improving commercial aviation outlook and strong defense results.

--------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        5.0%                  4.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.5%                  4.3%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies, Inc.                           3.3%                  2.8%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.1%                  1.1%
--------------------------------------------------------------------------------
du Pont (E.I.) de
Nemours & Co.                             2.5%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.3%                  3.6%
--------------------------------------------------------------------------------
Kraft Foods Inc.                          2.3%                  0.6%
--------------------------------------------------------------------------------
BP plc ADR                                2.1%                  3.0%
--------------------------------------------------------------------------------
Ameren Corp.,
9.75%, 5/15/05                            2.1%                  2.3%
--------------------------------------------------------------------------------
Devon Energy Corporation
(convertible into
ChevronTexaco Corp.)
4.95%, 8/15/08                            2.1%                  2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
**From 7/31/1994, the date nearest the Investor Class's inception for which data are available.

                                                                     (continued)

------
4

Equity Income - Portfolio Commentary

Electrical equipment makers were also additive in the sector. Hubbell Inc. and
Emerson Electric Co. both enjoyed stronger demand from their worldwide industrial customers. These are higher-quality companies offering above-average dividend yields, which is consistent with the objective of the fund.

SUCCESS IN FINANCIALS

Financials, our largest sector exposure, was another bright spot. Investments in commercial banks were rewarding, with SunTrust Banks, Inc. emerging as the portfolio's fourth-largest contributor. Shares of SunTrust rebounded after declining in the spring when the bank announced plans to acquire a competitor,
National Commerce Financial Corp. Mercantile Bankshares Corp. and Bank of
America Corp. also added to performance. During the period, both companies continued dividend increases. We view this as a reflection of these companies'
financial strength.

MODEST DETRACTORS

Only two sectors, consumer discretionary and information technology, dampened results, and their declines were modest. In household durables, Whirlpool Corp.
lost ground. Dow Jones & Co. fell amid depressed technology and financial advertising.

In information technology, Seagate Technology, a maker of computer hard drives, and mobile phone maker Nokia Corp. slowed our progress. Competitive pricing squeezed Seagate's bottom line, while Nokia fell as some of the company's main rivals increased their handset shipments during the period.

LOOKING AHEAD

We will continue to adhere to our  discipline of seeking companies whose shares appear to be undervalued for reasons unrelated to the firms' fundamental or financial health, and pursuing a relatively high income stream.

--------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2004*
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Oil & Gas                                12.4%                 15.2%
--------------------------------------------------------------------------------
Commercial Banks                          9.9%                  8.0%
--------------------------------------------------------------------------------
Electric Utilities                        7.7%                  5.7%
--------------------------------------------------------------------------------
Insurance                                 7.0%                  7.1%
--------------------------------------------------------------------------------
Gas Utilities                             4.8%                  5.3%
--------------------------------------------------------------------------------

*Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

--------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks, Options
and Equity Futures                       75.2%                 76.0%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                         11.8%                 11.3%
--------------------------------------------------------------------------------
Convertible Bonds                        10.9%                 10.4%
--------------------------------------------------------------------------------
Preferred Stocks                          0.8%                  1.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.7%                 99.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.1%                  0.6%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                               98.8%                 99.8%
--------------------------------------------------------------------------------
Other Assets and
Liabilities                               1.2%                  0.2%
--------------------------------------------------------------------------------

------
5

Equity Income - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 70.4%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
          263,100  Honeywell International Inc.                 $    9,434,766
--------------------------------------------------------------------------------
          140,130  Raytheon Company                                  5,322,137
--------------------------------------------------------------------------------
          225,600  Rockwell Collins                                  8,378,784
--------------------------------------------------------------------------------
                                                                    23,135,687
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
          640,000  General Motors Corp.(1)                          27,187,200
--------------------------------------------------------------------------------

BEVERAGES -- 1.0%
--------------------------------------------------------------------------------
          842,400  Coca-Cola Company (The)                          33,738,120
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.8%
--------------------------------------------------------------------------------
          591,136  Edwards (A.G.), Inc.                             20,465,128
--------------------------------------------------------------------------------
          878,100  Morgan Stanley                                   43,290,330
--------------------------------------------------------------------------------
                                                                    63,755,458
--------------------------------------------------------------------------------

CHEMICALS -- 2.5%
--------------------------------------------------------------------------------
        2,058,200  du Pont (E.I.)
                   de Nemours & Co.                                 88,090,960
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.9%
--------------------------------------------------------------------------------
        1,549,500  Bank of America Corp.                            67,139,835
--------------------------------------------------------------------------------
        1,375,252  Commerce Bancshares, Inc.                        66,135,869
--------------------------------------------------------------------------------
          544,300  Mercantile
                   Bankshares Corporation                           26,104,628
--------------------------------------------------------------------------------
        1,554,900  SunTrust Banks, Inc.                            109,480,510
--------------------------------------------------------------------------------
          666,487  UMB Financial Corp.                              31,771,435
--------------------------------------------------------------------------------
          175,000  United Bankshares Inc.                            6,063,750
--------------------------------------------------------------------------------
          851,053  Whitney Holding Corp.                            35,744,226
--------------------------------------------------------------------------------
                                                                   342,440,253
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
        1,184,300  Pitney Bowes, Inc.                               52,227,630
--------------------------------------------------------------------------------
        1,798,137  Republic Services, Inc. Cl A                     53,512,557
--------------------------------------------------------------------------------
          978,900  Waste Management, Inc.                           26,763,126
--------------------------------------------------------------------------------
                                                                   132,503,313
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
        1,288,700  Nokia Oyj ADR                                    17,680,964
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.5%
--------------------------------------------------------------------------------
          184,100  International Business
                   Machines Corp.                                   15,784,734
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
          240,221  Vulcan Materials Co.                             12,239,260
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
          522,878  Bemis Co.                                        13,898,097
--------------------------------------------------------------------------------
           52,100  Sonoco Products Co.                               1,377,524
--------------------------------------------------------------------------------
                                                                    15,275,621
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.7%
--------------------------------------------------------------------------------
          641,000  Genuine Parts Company                            24,601,580
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED -- 5.0%
--------------------------------------------------------------------------------
        1,542,800  Standard and Poor's 500
                   Depositary Receipt                           $  172,454,185
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
--------------------------------------------------------------------------------
          643,922  SBC Communications Inc.                          16,709,776
---------------------------------------------------------------------------------
          647,900  Verizon Communications                           25,514,302
---------------------------------------------------------------------------------
                                                                    42,224,078
---------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.5%
--------------------------------------------------------------------------------
          603,599  Ameren Corp.                                     27,856,094
---------------------------------------------------------------------------------
        1,008,778  IDACORP, Inc.                                    29,315,089
---------------------------------------------------------------------------------
        1,606,900  Pepco Holdings, Inc.                             31,977,310
---------------------------------------------------------------------------------
        1,632,049  Westar Energy Inc.                               32,967,389
---------------------------------------------------------------------------------
                                                                   122,115,882
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
          697,900  American Power
                   Conversion Corp.                                 12,136,481
--------------------------------------------------------------------------------
          832,500  Emerson Electric Co.                             51,523,425
---------------------------------------------------------------------------------
          670,756  Hubbell Inc. Cl B                                30,069,991
---------------------------------------------------------------------------------
                                                                    93,729,897
---------------------------------------------------------------------------------

FOOD PRODUCTS -- 4.4%
--------------------------------------------------------------------------------
        1,136,600  ConAgra Foods, Inc.                              29,221,986
---------------------------------------------------------------------------------
        2,511,600  Kraft Foods Inc.                                 79,667,952
---------------------------------------------------------------------------------
          784,300  Unilever N.V. New York Shares                    45,332,540
---------------------------------------------------------------------------------
                                                                   154,222,478
---------------------------------------------------------------------------------

GAS UTILITIES -- 4.8%
--------------------------------------------------------------------------------
          363,826  AGL Resources Inc.                               11,194,926
---------------------------------------------------------------------------------
          558,691  Cascade Natural Gas Corp.(2)                     11,861,010
---------------------------------------------------------------------------------
          814,200  NICOR Inc.                                       29,881,140
---------------------------------------------------------------------------------
        1,145,558  Piedmont Natural Gas Co., Inc.                   50,335,819
---------------------------------------------------------------------------------
        2,161,300  WGL Holdings Inc.                                61,078,337
---------------------------------------------------------------------------------
                                                                   164,351,232
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.4%
--------------------------------------------------------------------------------
          194,087  Hunter Douglas N.V. ORD                           8,924,561
---------------------------------------------------------------------------------
        1,288,700  Snap-on Incorporated                             35,516,572
---------------------------------------------------------------------------------
          676,855  Whirlpool Corp.                                  40,672,217
---------------------------------------------------------------------------------
                                                                    85,113,350
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
           64,600  Clorox Company                                    3,443,180
---------------------------------------------------------------------------------
          402,600  Kimberly-Clark Corp.                             26,003,934
---------------------------------------------------------------------------------
                                                                    29,447,114
---------------------------------------------------------------------------------

INSURANCE -- 4.7%
--------------------------------------------------------------------------------
        1,182,274  CNA Surety Corp.(3)                              12,532,104
---------------------------------------------------------------------------------
          232,600  Jefferson-Pilot Corp.                            11,550,916
---------------------------------------------------------------------------------
          106,466  Kansas City Life
                    Insurance Company                                4,532,258
---------------------------------------------------------------------------------
        2,502,800  Marsh & McLennan
                    Companies Inc.                                 114,528,128
---------------------------------------------------------------------------------
          225,600  MetLife, Inc.                                     8,719,440
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Equity Income - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

          399,700  Platinum Underwriters
                   Holdings                                     $   11,703,216
--------------------------------------------------------------------------------
                                                                   163,566,062
--------------------------------------------------------------------------------

MEDIA -- 1.1%
--------------------------------------------------------------------------------
          915,300  Dow Jones & Co. Inc.                             37,170,333
--------------------------------------------------------------------------------

METALS & MINING -- 0.2%
--------------------------------------------------------------------------------
          163,700  Barrick Gold Corp.                                3,444,248
--------------------------------------------------------------------------------
          113,600  Newmont Mining Corporation                        5,172,208
--------------------------------------------------------------------------------
                                                                     8,616,456
--------------------------------------------------------------------------------

OIL & GAS -- 8.0%
--------------------------------------------------------------------------------
        1,296,100  BP plc ADR                                       74,564,633
--------------------------------------------------------------------------------
        2,490,500  Exxon Mobil Corp.                               120,365,866
--------------------------------------------------------------------------------
        1,583,092  Royal Dutch Petroleum Co.
                   New York Shares                                  81,687,547
--------------------------------------------------------------------------------
                                                                   276,618,046
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.1%
--------------------------------------------------------------------------------
          896,600    Abbott Laboratories                            37,979,976
--------------------------------------------------------------------------------
        2,145,100    Bristol-Myers Squibb Co.                       50,774,517
--------------------------------------------------------------------------------
          574,700    Merck & Co., Inc.                              18,965,100
--------------------------------------------------------------------------------
                                                                   107,719,593
--------------------------------------------------------------------------------

REAL ESTATE -- 0.9%
--------------------------------------------------------------------------------
          697,722  Rayonier, Inc.                                   31,564,943
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
          437,661  Union Pacific Corp.                              25,646,935
--------------------------------------------------------------------------------

SOFTWARE -- 0.7%
--------------------------------------------------------------------------------
          819,300  Microsoft Corporation                            22,653,645
--------------------------------------------------------------------------------
           84,600  Reynolds & Reynolds Co. Cl A                      2,087,082
--------------------------------------------------------------------------------
                                                                    24,740,727
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.3%
--------------------------------------------------------------------------------
          261,600  Freddie Mac                                      17,066,784
--------------------------------------------------------------------------------
          706,767  Washington Federal, Inc.                         17,775,190
--------------------------------------------------------------------------------
          310,500  Washington Mutual, Inc.                          12,134,340
--------------------------------------------------------------------------------
                                                                    46,976,314
--------------------------------------------------------------------------------

TOBACCO -- 1.9%
--------------------------------------------------------------------------------
        1,421,600  Altria Group Inc.(1)                             66,872,064
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,210,377,921)                                            2,449,582,839
--------------------------------------------------------------------------------

 PURCHASED PUT OPTIONS -- 0.1%

CONTRACTS
--------------------------------------------------------------------------------
           14,216  Altria Group Inc., strike at $45.00,
                   expires 1/22/05                                   2,985,360
--------------------------------------------------------------------------------
            6,400  General Motors Corp., strike
                   at $42.50, expires 1/22/05                        1,440,000
--------------------------------------------------------------------------------
TOTAL PURCHASED PUT OPTIONS
(Cost $6,301,410)                                                    4,425,360
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

 CONVERTIBLE PREFERRED STOCKS -- 11.8%

COMPUTERS & PERIPHERALS -- 1.4%
--------------------------------------------------------------------------------
          564,700  Morgan Stanley, (convertible into
                   International Business Machines
                   Corp.), 5.58%, 8/17/05(4)                    $   48,479,495
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.2%
--------------------------------------------------------------------------------
        2,711,200  Ameren Corp.,
                   9.75%, 5/15/05                                   74,449,552
--------------------------------------------------------------------------------
        1,276,400  FPL Group, Inc.,
                   8.00%, 2/16/06                                   71,440,108
--------------------------------------------------------------------------------
                                                                   145,889,660
---------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
          626,100  Morgan Stanley, (convertible
                   into Synopsys, Inc.),
                   9.00%, 5/26/05(4)                                10,017,600
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
          238,000  Goldman Sachs Group Inc.,
                   (convertible into Cooper  Cameron Corp.),
                   6.125%, 2/7/05(4)                                11,097,226
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.8%
--------------------------------------------------------------------------------
          507,100  Goldman Sachs Group Inc.
                   (convertible into Brinker
                   International, Inc.),
                   7.00%, 9/2/05(4)                                 15,836,226
--------------------------------------------------------------------------------
          289,600  Goldman Sachs Group Inc.,
                   (convertible into Outback
                   Steakhouse, Inc.),
                   6.00%, 8/1/05(4)                                 11,893,293
--------------------------------------------------------------------------------
                                                                    27,729,519
---------------------------------------------------------------------------------

INSURANCE -- 1.5%
--------------------------------------------------------------------------------
          926,791  Chubb Corp.,
                   7.00%, 11/16/05                                  25,950,148
--------------------------------------------------------------------------------
          423,390  Hartford Financial Services,
                   7.00%, 8/16/06                                   25,784,451
--------------------------------------------------------------------------------
                                                                    51,734,599
---------------------------------------------------------------------------------

OIL & GAS -- 0.8%
--------------------------------------------------------------------------------
          534,700  Unocal Corp.,
                   6.25%, 9/01/26                                   28,071,750
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
          414,600  International Paper,
                   5.25%, 7/20/25                                   20,937,300
--------------------------------------------------------------------------------

SEMICONDUCTORS &  SEMICONDUCTOR EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
          420,200  Goldman Sachs Group Inc.,
                   (convertible into Intel Corporation),
                   6.75%, 6/13/05(4)                                 8,622,924
--------------------------------------------------------------------------------
        1,427,900  Morgan Stanley,
                   (convertible into Intel Corporation),
                   10.35%, 2/24/05(4)                               29,900,226
--------------------------------------------------------------------------------
                                                                    38,523,150
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Equity Income - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares/Principal Amount                                              Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------

          423,700  Goldman Sachs Group Inc.,
                   (convertible into Dollar
                   General Corporation),
                   6.625%, 9/2/05(4)                            $    8,477,813
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.6%
--------------------------------------------------------------------------------

          392,700  Washington Mutual, Inc.                          21,421,931
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $404,570,370)                                                412,380,043
--------------------------------------------------------------------------------

 CONVERTIBLE BONDS -- 10.9%

BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
      $16,379,000  Chiron Corp., 2.75%, 6/30/34
                   (Acquired 8/27/04-9/30/04,
                   Cost $17,183,172)(5)                             17,197,949
--------------------------------------------------------------------------------
       13,505,000  Invitrogen Corp.,
                   2.25%, 12/15/06                                  13,353,069
--------------------------------------------------------------------------------
                                                                    30,551,018
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES(6)
--------------------------------------------------------------------------------
          695,000  Waste Management, Inc.,
                   2.00%, 1/24/05                                      663,845
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
       50,797,000  Hewlett-Packard Co.,
                   4.32%, 10/14/17(7)                               28,890,794
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
       17,161,000  Commonwealth Telephone
                   Enterprises Inc., 3.25%, 7/15/23                 17,354,061
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
       15,345,000  Agilent Technologies Inc.,
                   3.00%, 12/1/21                                   15,460,088
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
        4,000,000  Schlumberger Ltd.,
                   2.125%, 6/1/23                                    4,320,000
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
       10,803,000  Health Management Associates Inc.,
                   1.50%, 8/1/23                                    11,181,105
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
       20,348,000  Brinker International Inc.,
                   2.62%, 10/10/21(7)                               13,226,200
--------------------------------------------------------------------------------
        3,474,000  CBRL Group Inc.,
                   2.90%, 3/26/32(7)                                 1,663,178
--------------------------------------------------------------------------------
                                                                    14,889,378
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
       18,932,000  Goldman Sachs Group Inc.,
                   (convertible into Whirlpool Corp.),
                   3.00%, 6/11/05(4)                                17,490,896
--------------------------------------------------------------------------------

Principal Amount/Shares                                             Value
--------------------------------------------------------------------------------

INSURANCE -- 0.8%
--------------------------------------------------------------------------------
      $29,206,000  Loews Corp., (convertible into
                   Diamond Offshore Drilling, Inc.),
                   3.125%, 9/15/07(4)                           $   28,731,403
--------------------------------------------------------------------------------

IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
       30,982,000  DST Systems Inc.,
                   3.625%, 8/20/08                                  35,668,027
--------------------------------------------------------------------------------

MEDIA -- 0.4%
--------------------------------------------------------------------------------
       22,332,000  Valassis Communications Inc.,
                   3.06%, 6/6/21(7)                                 13,315,455
--------------------------------------------------------------------------------

OIL & GAS -- 3.6%
--------------------------------------------------------------------------------
       42,701,000  Devon Energy Corporation,
                   (convertible into ChevronTexaco Corp.),
                   4.90%, 8/15/08(4)                                46,490,713
--------------------------------------------------------------------------------
       67,870,000  Devon Energy Corporation,
                   (convertible into ChevronTexaco Corp.),
                   4.95%, 8/15/08(4)                                73,893,462
--------------------------------------------------------------------------------
                                                                   120,384,175
---------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.7%
--------------------------------------------------------------------------------
       24,002,000  Watson Pharmaceuticals Inc.,
                   1.75%, 3/15/23                                   23,941,995
--------------------------------------------------------------------------------

SEMICONDUCTORS &  SEMICONDUCTOR EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
        9,466,000  Teradyne, Inc.,
                   3.75%, 10/15/06                                   9,477,833
--------------------------------------------------------------------------------

SOFTWARE -- 0.2%
--------------------------------------------------------------------------------
        8,991,000  Veritas Software Corp., 0.25%, 8/1/13
                   (Acquired 7/9/04-8/16/04,
                   Cost $8,483,739)(5)                               8,518,973
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $372,195,466)                                                380,839,046
--------------------------------------------------------------------------------

 PREFERRED STOCKS -- 0.8%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------

          217,100  Northrop Grumman Corp.,
                   7.00%, 4/4/21

(Cost $26,712,647)                                                  28,440,100
--------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS --
 SEGREGATED FOR FUTURES* -- 4.7%

     $164,403,500  FHLB Discount Notes,
                   1.61%, 10/1/04(8)(9)
(Cost $164,403,500)                                                164,403,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Equity Income - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS -- 0.1%

       $2,396,500    FHLB Discount Notes,
                     1.61%, 10/1/04(9)                          $    2,396,500
--------------------------------------------------------------------------------

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
8.125%, 8/15/21, valued at $1,526,140),
in a joint trading account at 1.62%, dated 9/30/04,
due 10/1/04 (Delivery value $1,500,068)                              1,500,000
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,896,500)                                                   $3,896,500
---------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $3,188,457,814)                                            3,443,967,388
---------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.2%                                40,686,779
---------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $3,484,654,167
=================================================================================

 EQUITY FUTURES CONTRACTS*

                           Expiration          Underlying Face      Unrealized
       Purchased              Date             Amount at Value         Loss
---------------------------------------------------------------------------------
  590 S&P 500 Futures     December 2004         $164,403,500        $(345,541)
                                             ====================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell).
By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.
================================================================================

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS**

         Contracts           Settlement                             Unrealized
         to Sell                Date                Value              Loss
--------------------------------------------------------------------------------
54,881,599 Euro for USD       10/29/04         $ 68,210,287       $  (694,395)
--------------------------------------------------------------------------------
31,070,736 Euro for USD       10/29/04           38,616,656          (408,040)
--------------------------------------------------------------------------------
35,307,642 Euro for USD       10/29/04           43,882,547          (457,149)
--------------------------------------------------------------------------------
16,690,508 GBP for USD        10/29/04           30,175,536           (11,514)
--------------------------------------------------------------------------------
24,607,290 GBP for USD        10/29/04           44,488,649           (17,231)
--------------------------------------------------------------------------------
                                               $225,373,675       $(1,588,329)
                                           =====================================
(Value on Settlement Date $223,785,346)

**FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in  foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.
================================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Security, or a portion thereof, is being held in connection with an open put option.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to
    Financial Statements.)

(3) Non-income producing.

(4) Equity-linked debt security or linked-equity security. The aggregate value of these securities at September 30, 2004, was $310,931,277, which represented 8.9% of net assets.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2004, was
    $25,716,922, which represented 0.7% of net assets.

(6) Category is less than 0.05% of total net assets.

(7) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(8) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(9) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Mid Cap Value - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                         SINCE                 INCEPTION
                                       INCEPTION                  DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                          2.80%(1)                3/31/04
--------------------------------------------------------------------------------
 RUSSELL MIDCAP VALUE INDEX              3.50%                     --
--------------------------------------------------------------------------------
 Institutional Class                     1.90%(1)                8/2/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Mid Cap Value - Portfolio Commentary

[photo of MICHAEL LISS, PHIL DAVIDSON AND SCOTT MOORE]

PORTFOLIO MANAGERS ON THE MID CAP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL
DAVIDSON AND SCOTT MOORE.

Introduced on March 31 of this year, Mid Cap Value posted a gain of 2.59%* for the six months ended September 30, 2004, compared to its benchmark, the Russell
Midcap Value Index, which was up 3.50%.

CLIMATE OF UNCERTAINTY

Common stock investors contended with a number of issues during the period.
Chief among them were the continuing violence in Iraq, surging energy prices, three interest-rate increases by the Federal Reserve, and concerns about the slowing rate of growth of corporate earnings. In this climate of uncertainty, value stocks led their growth counterparts across the capitalization range, with both large and small value companies providing better returns.

SUCCESS IN FINANCIALS

Financial stocks, Mid Cap Value's largest sector weighting on average, proved to be the largest contributors of absolute performance. Investments in commercial banks and insurance companies were the most rewarding, led by BancorpSouth Inc.
and Horace Mann Educators Corp., the portfolio's top-two contributors.
BancorpSouth, the holding company for BancorpSouth Bank, operates in six southern states. Horace Mann Educators is a multi-line insurance company that focuses on the financial needs of the nation's educators and their families. The company reported strong earnings as a result of increased underwriting coupled with initiatives to increase productivity.

INDUSTRIALS CONTRIBUTE

Industrial stocks were also positive  performers during the period. In the electrical equipment space, American Power Conversion Corp. was an important contributor. The company manufactures power-protection equipment that ensures uninterrupted power supplies to computer networks and sensitive electronic equipment.

In commercial services, Republic Services Inc. was a strong performer. This company is a provider of solid waste management

--------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Union Pacific Corp.                       3.3%                  2.0%
--------------------------------------------------------------------------------
Republic Services,
Inc. Cl A                                 2.7%                    --
--------------------------------------------------------------------------------
New York Times Co.
(The) Cl A                                2.7%                  1.4%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.5%                  1.9%
--------------------------------------------------------------------------------
Edwards (A.G.), Inc.                      2.2%                  0.9%
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                           2.1%                  1.2%
--------------------------------------------------------------------------------
Universal Health
Services, Inc. Cl B                       2.1%                  0.5%
--------------------------------------------------------------------------------
Synopsys, Inc.                            2.1%                  0.9%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                            2.0%                  1.1%
--------------------------------------------------------------------------------
AVX Corp.                                 2.0%                  0.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
11

Mid Cap Value - Portfolio Commentary

services for commercial, industrial, municipal and residential customers in 22 states. During the period, Republic Services approved a plan to return more cash to shareholders by doubling its dividend and increasing its share buy-back program.

Our investment process also led us to positions in Raytheon Co., an aerospace and defense firm, and industrial products supplier W.W. Grainger Inc. Both contributed to performance during the period.

MATERIALS ADD VALUE

Companies involved in containers and packaging also added to performance, led by
AptarGroup Inc. The company focuses on pump dispensing systems for fragrances and cosmetics, pharmaceuticals, and personal care products. Elsewhere in the sector, chemicals company Rohm & Haas was a standout. The company has been able to pass along price increases in raw materials and energy used in the manufacturing of its adhesives, resins, coatings and related products.

INFORMATION TECHNOLOGY DETRACTS

Mid Cap Value's investments in technology-based companies slowed the fund the most during the six-month period. Synopsys Inc., which provides software for semiconductor manufacturers, was the portfolio's largest detractor in absolute terms. Its shares declined steeply in August after Synopsys announced that lower bookings would cause its fiscal year results to fall far short of expectations.

Electrical equipment makers AVX Corp. and Vishay Intertechnology Inc. were also among our largest detractors, hurt by lower sales outlooks over the period. As of the end of the period, we still owned positions in these companies, reflecting our belief in their future prospects.

LOOKING AHEAD

We will continue to adhere to our  discipline of buying fundamentally sound businesses that we believe  have transitory issues affecting the price of their stock.

--------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Insurance                                10.1%                  5.6%
--------------------------------------------------------------------------------
Media                                     7.4%                  2.3%
--------------------------------------------------------------------------------
Commercial Banks                          5.2%                  5.6%
--------------------------------------------------------------------------------
Electric Utilities                        5.1%                  2.8%
--------------------------------------------------------------------------------
Food Products                             5.0%                  2.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                                               AS OF
                                                              9/30/04
--------------------------------------------------------------------------------
Common Stocks                                                  96.8%
--------------------------------------------------------------------------------
Temporary Cash Investments                                      2.8%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                    0.4%
--------------------------------------------------------------------------------

------
12

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS -- 96.8%

AEROSPACE & DEFENSE -- 0.5%
--------------------------------------------------------------------------------
            4,050  Honeywell International Inc.                    $   145,233
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.5%
--------------------------------------------------------------------------------
            4,580  Superior Industries
                   International, Inc.                                 137,171
--------------------------------------------------------------------------------
           14,506  TRW Automotive
                   Holdings Corp.(1)                                   273,438
--------------------------------------------------------------------------------
                                                                       410,609
--------------------------------------------------------------------------------

BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
            4,137  Anheuser-Busch Companies, Inc.                      206,643
--------------------------------------------------------------------------------
           12,350  Coca-Cola Enterprises                               233,415
--------------------------------------------------------------------------------
            5,370  Pepsi Bottling Group Inc.                           145,796
--------------------------------------------------------------------------------
                                                                       585,854
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.0%
--------------------------------------------------------------------------------
           16,814  Edwards (A.G.), Inc.                                582,100
--------------------------------------------------------------------------------
            2,220  Goldman Sachs Group, Inc. (The)                     206,993
--------------------------------------------------------------------------------
                                                                       789,093
--------------------------------------------------------------------------------

CHEMICALS -- 2.8%
--------------------------------------------------------------------------------
           18,403  Ferro Corp.                                         401,369
--------------------------------------------------------------------------------
            5,731  Minerals Technologies Inc.                          337,327
--------------------------------------------------------------------------------
                                                                       738,696
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.2%
--------------------------------------------------------------------------------
            8,930  BancorpSouth Inc.                                   205,301
--------------------------------------------------------------------------------
            2,980  Commerce Bancshares, Inc.                           143,308
--------------------------------------------------------------------------------
            9,470  SunTrust Banks, Inc.                                666,783
--------------------------------------------------------------------------------
            6,130  Zions Bancorporation                                374,175
--------------------------------------------------------------------------------
                                                                     1,389,567
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
           24,617  Republic Services, Inc. Cl A                        732,602
--------------------------------------------------------------------------------
           10,370  Waste Management, Inc.                              283,516
--------------------------------------------------------------------------------
                                                                     1,016,118
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.5%
--------------------------------------------------------------------------------
           10,649  Seagate Technology                                  143,974
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 2.6%
--------------------------------------------------------------------------------
           12,270  Martin Marietta Materials, Inc.                     555,463
--------------------------------------------------------------------------------
            2,800  Vulcan Materials Co.                                142,660
--------------------------------------------------------------------------------
                                                                       698,123
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.1%
--------------------------------------------------------------------------------
           10,630  Bemis Co.                                           282,545
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
--------------------------------------------------------------------------------
            6,180  Commonwealth Telephone
                   Enterprise Inc.(1)                                  269,139
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.1%
--------------------------------------------------------------------------------
            3,360  FPL Group, Inc.                                     229,555
--------------------------------------------------------------------------------
            9,914  IDACORP, Inc.                                       288,101
--------------------------------------------------------------------------------
           17,260  Pepco Holdings, Inc.                                343,474
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

           17,080  Westar Energy Inc.                              $   345,016
---------------------------------------------------------------------------------
            4,500  Wisconsin Energy Corp.                              143,550
---------------------------------------------------------------------------------
                                                                     1,349,696
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
           13,320  American Power Conversion Corp.                     231,635
---------------------------------------------------------------------------------
            6,730  Emerson Electric Co.                                416,520
---------------------------------------------------------------------------------
                                                                       648,155
---------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
--------------------------------------------------------------------------------
           44,933  AVX Corp.                                           532,456
---------------------------------------------------------------------------------
           14,600  Vishay Intertechnology, Inc.(1)                     188,340
---------------------------------------------------------------------------------
                                                                       720,796
---------------------------------------------------------------------------------

FOOD PRODUCTS -- 5.0%
--------------------------------------------------------------------------------
           12,660  Campbell Soup Company                               332,831
---------------------------------------------------------------------------------
            5,848  H.J. Heinz Company                                  210,645
---------------------------------------------------------------------------------
           12,940  Kraft Foods Inc.                                    410,457
---------------------------------------------------------------------------------
            6,340  Unilever N.V. New York Shares                       366,452
---------------------------------------------------------------------------------
                                                                     1,320,385
---------------------------------------------------------------------------------

GAS UTILITIES -- 1.7%
--------------------------------------------------------------------------------
            4,530  AGL Resources Inc.                                  139,388
---------------------------------------------------------------------------------
           11,018  WGL Holdings Inc.                                   311,369
---------------------------------------------------------------------------------
                                                                       450,757
---------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
--------------------------------------------------------------------------------
            5,555  Analogic Corporation                                231,588
---------------------------------------------------------------------------------
            2,530  Beckman Coulter Inc.                                141,984
---------------------------------------------------------------------------------
           11,770  National Dentex Corp.(1)                            331,678
---------------------------------------------------------------------------------
           12,390  Steris Corp.(1)                                     271,837
---------------------------------------------------------------------------------
                                                                       977,087
---------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 4.4%
--------------------------------------------------------------------------------
            9,010  HCA Inc.                                            343,732
---------------------------------------------------------------------------------
            4,470  LifePoint Hospitals Inc.(1)                         134,145
---------------------------------------------------------------------------------
            6,480  Province Healthcare Co.(1)                          135,562
---------------------------------------------------------------------------------
           12,690  Universal Health Services, Inc. Cl B                552,014
---------------------------------------------------------------------------------
                                                                     1,165,453
---------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.6%
--------------------------------------------------------------------------------
           15,258  Brinker International, Inc.(1)                      475,287
---------------------------------------------------------------------------------
            9,730  Outback Steakhouse, Inc.                            404,087
---------------------------------------------------------------------------------
            6,270  Speedway Motorsports Inc.                           208,979
---------------------------------------------------------------------------------
            4,420  Wendy's International, Inc.                         148,512
---------------------------------------------------------------------------------
                                                                     1,236,865
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 4.6%
--------------------------------------------------------------------------------
           10,720  Hunter Douglas N.V. ORD                             492,929
---------------------------------------------------------------------------------
           10,320  Newell Rubbermaid Inc.                              206,813
---------------------------------------------------------------------------------
            6,560  Snap-on Incorporated                                180,794
---------------------------------------------------------------------------------
            5,719  Whirlpool Corp.                                     343,655
---------------------------------------------------------------------------------
                                                                     1,224,191
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
            4,210  Kimberly-Clark Corp.                                271,924
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 10.1%
--------------------------------------------------------------------------------
            6,970  Chubb Corp.                                     $   489,851
--------------------------------------------------------------------------------
           26,820  CNA Surety Corp.(1)                                 284,292
--------------------------------------------------------------------------------
           19,150  Horace Mann Educators Corp.                         336,657
--------------------------------------------------------------------------------
            6,894  Jefferson-Pilot Corp.                               342,356
--------------------------------------------------------------------------------
           11,894  Marsh & McLennan
                   Companies Inc.                                      544,268
--------------------------------------------------------------------------------
            9,210  MetLife, Inc.                                       355,967
--------------------------------------------------------------------------------
           10,720  Platinum Underwriters Holdings                      313,882
--------------------------------------------------------------------------------
                                                                     2,667,273
--------------------------------------------------------------------------------

IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
            6,240  DST Systems, Inc.(1)                                277,493
--------------------------------------------------------------------------------

MACHINERY -- 2.3%
--------------------------------------------------------------------------------
            8,210  Dover Corp.                                         319,123
--------------------------------------------------------------------------------
            4,430  Nordson Corp.                                       152,082
--------------------------------------------------------------------------------
            5,750  Pall Corp.                                          140,760
--------------------------------------------------------------------------------
                                                                       611,965
--------------------------------------------------------------------------------

MEDIA -- 7.4%
--------------------------------------------------------------------------------
            6,675  ADVO, Inc.                                          206,525
--------------------------------------------------------------------------------
           10,020  Dow Jones & Co. Inc.                                406,912
--------------------------------------------------------------------------------
           19,788  Journal Communications Inc.                         347,082
--------------------------------------------------------------------------------
           18,280  New York Times Co. (The) Cl A                       714,748
--------------------------------------------------------------------------------
            9,680  Valassis Communications, Inc.(1)                    286,334
--------------------------------------------------------------------------------
                                                                     1,961,601
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.2%
--------------------------------------------------------------------------------
            8,620  Dollar General Corp.                                173,693
--------------------------------------------------------------------------------
            5,160  Family Dollar Stores, Inc.                          139,836
--------------------------------------------------------------------------------
                                                                       313,529
--------------------------------------------------------------------------------

OIL & GAS -- 1.8%
--------------------------------------------------------------------------------
            2,620  ConocoPhillips                                      217,067
--------------------------------------------------------------------------------
            6,270  Unocal Corp.                                        269,610
--------------------------------------------------------------------------------
                                                                       486,677
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.7%
--------------------------------------------------------------------------------
           16,690  Bristol-Myers Squibb Co.                            395,053
--------------------------------------------------------------------------------
           11,240  Watson Pharmaceuticals, Inc.(1)                     331,130
--------------------------------------------------------------------------------
                                                                       726,183
--------------------------------------------------------------------------------

Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------

REAL ESTATE -- 0.5%
--------------------------------------------------------------------------------
            3,660  Sun Communities, Inc.                           $   143,435
---------------------------------------------------------------------------------

ROAD & RAIL -- 3.3%
--------------------------------------------------------------------------------
           14,930  Union Pacific Corp.                                 874,898
---------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           10,550  Teradyne, Inc.(1)                                   141,370
---------------------------------------------------------------------------------

SOFTWARE -- 3.9%
--------------------------------------------------------------------------------
           11,140  Reynolds & Reynolds Co. Cl A                        274,824
---------------------------------------------------------------------------------
           34,663  Synopsys, Inc.(1)                                   548,715
---------------------------------------------------------------------------------
           11,710  Veritas Software Corp.(1)                           208,438
---------------------------------------------------------------------------------
                                                                     1,031,977
---------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
--------------------------------------------------------------------------------
            7,790  Jones Apparel Group, Inc.                           278,882
---------------------------------------------------------------------------------
            3,545  Liz Claiborne, Inc.                                 133,717
---------------------------------------------------------------------------------
                                                                       412,599
---------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.2%
--------------------------------------------------------------------------------
            2,820  Freddie Mac                                         183,977
---------------------------------------------------------------------------------
            2,201  MGIC Investment Corp.                               146,477
---------------------------------------------------------------------------------
                                                                       330,454
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $25,688,147)                                                  25,813,714
---------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS -- 2.8%

         $750,000  FHLB Discount Notes,
                   1.65%, 10/1/04(2)
(Cost $750,000)                                                        750,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $26,438,147)                                                  26,563,714
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                   105,455
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $26,669,169
================================================================================

See Notes to Financial Statements.                                  (continued)

------
14

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell      Settlement Date        Value       Unrealized Loss
--------------------------------------------------------------------------------
  257,134 Euro for USD       10/29/04          $319,581        $(3,253)
--------------------------------------------------------------------------------
  145,575 Euro for USD       10/29/04            180,930        (1,912)
--------------------------------------------------------------------------------
  165,428 Euro for USD       10/29/04            205,605        (2,142)
--------------------------------------------------------------------------------
                                                $706,116       $(7,307)
                                            ====================================
(Value on Settlement Date $698,809)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

 NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
15

Small Cap Value - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                         ----------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------

                                                       SINCE       INCEPTION
                              1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS               24.21%      18.99%      15.54%        7/31/98
--------------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA
 VALUE INDEX                  28.23%      13.07%      10.11%          --
--------------------------------------------------------------------------------
 Institutional Class          24.55%      19.25%      17.14%       10/26/98
--------------------------------------------------------------------------------
 Advisor Class                24.05%         --       19.76%       12/31/99
--------------------------------------------------------------------------------
 C Class                      23.45%         --       10.03%        6/1/01
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
16

Small Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                                         1998*      1999       2000      2001
--------------------------------------------------------------------------------
 Investor Class                         -9.80%     13.25%     21.76%    27.06%
--------------------------------------------------------------------------------
 S&P SmallCap 600/BARRA Value Index    -13.69%     13.56%     15.81%     0.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        2002       2003       2004
--------------------------------------------------------------------------------
 Investor Class                        -1.21%     25.63%     24.21%
--------------------------------------------------------------------------------
 S&P SmallCap 600/BARRA Value Index    -1.05%     25.73%     28.23%
--------------------------------------------------------------------------------

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
17

Small Cap Value  - Portfolio Commentary

[photo of BEN GIELE AND KEVIN LAUB]

PORTFOLIO MANAGERS ON THE SMALL CAP VALUE INVESTMENT TEAM: BEN GIELE AND KEVIN
LAUB.

For the six months ended September 30, 2004, Small Cap Value gained 2.33%*, underperforming the 3.15% return posted by its benchmark, the S&P SmallCap
600/BARRA Value Index.

Small Cap Value's long-term performance has been strong. Since the portfolio's
July 31, 1998 inception, it has posted an average annual return of 15.54%, far outdistancing the 10.11% return posted by its benchmark for the same period.

STOCKS FACE HEADWINDS

Stocks contended with a number of headwinds during the period. Chief among them were the continuing violence in Iraq, surging energy prices, three interest-rate increases by the Federal Reserve, and concerns about the slowing rate of growth of corporate earnings. In this climate of uncertainty, both large and small value stocks provided relatively better returns versus the broad market.

ENERGY: THE LARGEST CONTRIBUTOR

Our stake in the energy sector made the greatest contribution to performance as rising oil prices set a beneficial backdrop. All of our holdings in this area contributed, and energy equipment and services firms were the best performers.
Cal Dive International Inc., which provides services for offshore rigs, announced a 25% revenue increase in the second quarter of 2004 versus the same quarter in 2003, a gain driven by higher oil and gas  production and ramping commodity prices. Its stock was one of the portfolio's top contributors. Oil and gas companies also fared well, and in that group, Tom Brown Inc. was a notable name.

MATERIALS, INDUSTRIALS LEND STRENGTH

Holdings in the materials sector  represented additional sources of strength.
Effective stock selection in  the chemicals industry yielded several contributors, including Olin Corp. and Sensient Technologies Corp. Sensient
makes flavors, colors and scents for use in the food, cosmetics and pharmaceutical industries, and higher overall sales volumes in each generated enhanced cash flow and revenues.

--------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Sybase, Inc.                              2.5%                  1.3%
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                1.8%                  1.0%
--------------------------------------------------------------------------------
Snap-on Incorporated                      1.5%                  1.8%
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.4%                  1.3%
--------------------------------------------------------------------------------
Imation Corporation                       1.3%                  1.3%
--------------------------------------------------------------------------------
Olin Corp.                                1.3%                  1.2%
--------------------------------------------------------------------------------
Bemis Co.                                 1.3%                  1.7%
--------------------------------------------------------------------------------
Universal Health
Services, Inc. Cl B                       1.3%                  1.3%
--------------------------------------------------------------------------------
Sensient Technologies
Corp.                                     1.2%                  1.0%
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                        1.2%                  1.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
18

Small Cap Value  - Portfolio Commentary

We found ample opportunity in the industrials sector, which significantly augmented performance. One success, from the road and rail industry, was
Arkansas Best Corp. The company enjoyed top-line gains during the period on the strength of improved pricing power and increased shipments.

FINANCIALS DELIVER SUCCESS

Investments in the financials sector, our largest single stake on average, also provided considerable lift. Much of our position was devoted to commercial banks, which produced a top contributor in TCF Financial Corp.

TECHNOLOGY AND CONSUMER STOCKS SLOW PERFORMANCE

The information technology and consumer discretionary sectors detracted nearly equally from performance. Despite pockets of strength in each sector -- we sidestepped broader damage and held many well-performing names -- it was not enough to mitigate damage elsewhere.

In information technology, exposure to software companies was the greatest liability and produced the portfolio's top-detracting stock. During the period,
Sybase Inc. struggled against weak capital spending for new software, and several pending contracts remained open. However, we continued to have confidence in this firm's long-term prospects and so maintained our position.

Rising consumer prices, flagging confidence and an unsteady labor market held our stake in the consumer discretionary sector to a lower finish. Household durables firms, which produce items meant to last three or more years, paced declines. Libbey Inc. and Snap-On Inc. were two notable detractors. Snap-On, which makes the popular brand of hand and power tools, reduced its earnings outlook for a number of reasons, including higher raw-materials costs and lackluster European sales.

THE MONTHS AHEAD

We will remain committed to our discipline of seeking fundamentally sound, attractively priced companies that we believe offer investors the potential for long-term reward.

--------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2004*
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Software                                  7.4%                  3.7%
--------------------------------------------------------------------------------
Commercial Banks                          5.6%                  7.3%
--------------------------------------------------------------------------------
Chemicals                                 4.9%                  4.6%
--------------------------------------------------------------------------------
Insurance                                 4.3%                  3.1%
--------------------------------------------------------------------------------
Specialty Retail                          4.3%                  2.8%
--------------------------------------------------------------------------------

*Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

--------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks                            93.2%                 93.5%
--------------------------------------------------------------------------------
Convertible Preferred Stocks              1.0%                  1.3%
--------------------------------------------------------------------------------
Preferred Stocks                          0.3%                  0.3%
--------------------------------------------------------------------------------
Convertible Bonds                         0.2%                  0.9%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    94.7%                 96.0%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          4.6%                  4.2%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                               99.3%                100.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.7%                (0.2)%
--------------------------------------------------------------------------------

------
19

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS -- 93.2%

AEROSPACE & DEFENSE -- 1.1%
--------------------------------------------------------------------------------
          510,000  United Defense
                   Industries, Inc.(1)                          $   20,394,900
--------------------------------------------------------------------------------

AIRLINES -- 1.0%
--------------------------------------------------------------------------------
        1,275,000  SkyWest, Inc.                                    19,188,750
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.5%
--------------------------------------------------------------------------------
          500,000  Cooper Tire & Rubber                             10,085,000
--------------------------------------------------------------------------------
          615,000  Superior Industries
                   International, Inc.                              18,419,250
--------------------------------------------------------------------------------
                                                                    28,504,250
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
          175,000  Invitrogen Corp.(1)                               9,623,250
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          720,000  Griffon Corp.(1)                                 15,192,000
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
          590,000  Raymond James Financial, Inc.                    14,230,800
--------------------------------------------------------------------------------
          380,000  Waddell & Reed Financial Inc.                     8,360,000
--------------------------------------------------------------------------------
                                                                    22,590,800
--------------------------------------------------------------------------------

CHEMICALS -- 4.9%
--------------------------------------------------------------------------------
          520,000  Ferro Corp.                                      11,341,200
--------------------------------------------------------------------------------
          110,000  FMC Corp.(1)                                      5,342,700
--------------------------------------------------------------------------------
          585,000  H.B. Fuller Company                              16,029,000
--------------------------------------------------------------------------------
          195,000  Minerals Technologies Inc.                       11,477,700
--------------------------------------------------------------------------------
        1,214,418  Olin Corp.                                       24,288,360
--------------------------------------------------------------------------------
        1,010,000  Sensient Technologies Corp.                      21,856,400
--------------------------------------------------------------------------------
                                                                    90,335,360
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.4%
--------------------------------------------------------------------------------
          320,000  Associated Banc-Corp.                            10,262,400
--------------------------------------------------------------------------------
          445,000  BancorpSouth Inc.                                10,230,550
--------------------------------------------------------------------------------
           55,000  Chemical Financial Corp.                          2,008,600
--------------------------------------------------------------------------------
          255,000  Chittenden Corp.                                  6,948,750
--------------------------------------------------------------------------------
          155,000  Cullen/Frost Bankers, Inc.                        7,202,850
--------------------------------------------------------------------------------
          380,000  First Financial Bancorp                           6,490,400
--------------------------------------------------------------------------------
          455,000  Hibernia Corp. Cl A                              12,016,550
--------------------------------------------------------------------------------
           95,000  Mercantile Bankshares
                   Corporation                                       4,556,200
--------------------------------------------------------------------------------
          415,000  Sky Financial Group Inc.                         10,375,000
--------------------------------------------------------------------------------
        1,020,000  Sterling Bancshares, Inc.                        13,719,000
--------------------------------------------------------------------------------
          100,000  Whitney Holding Corp.                             4,200,000
--------------------------------------------------------------------------------
          315,000  Wilmington Trust Corporation                     11,406,150
--------------------------------------------------------------------------------
                                                                    99,416,450
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
          600,000  ABM Industries Inc.                              12,090,000
--------------------------------------------------------------------------------
          380,000  Asset Acceptance
                   Capital Corp.(1)                                  6,448,600
--------------------------------------------------------------------------------
          195,000  Banta Corp.                                       7,751,250
--------------------------------------------------------------------------------
          400,000  G&K Services Inc. Cl A                           15,896,000

Shares                                                              Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          350,000  Kelly Services, Inc. Cl A                    $    9,348,500
---------------------------------------------------------------------------------
                                                                    51,534,350
---------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          455,000  Andrew Corporation(1)                             5,569,200
---------------------------------------------------------------------------------
           45,000  Black Box Corporation                             1,662,750
---------------------------------------------------------------------------------
                                                                     7,231,950
---------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.2%
--------------------------------------------------------------------------------
        1,030,000  Electronics for Imaging, Inc.(1)                 16,727,200
---------------------------------------------------------------------------------
          690,000  Imation Corporation                              24,557,100
---------------------------------------------------------------------------------
                                                                    41,284,300
---------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 1.3%
--------------------------------------------------------------------------------
          440,000  Granite Construction Inc.                        10,516,000
---------------------------------------------------------------------------------
          285,000  Insituform Technologies,
                    Inc. Cl A(1)                                     5,320,950
---------------------------------------------------------------------------------
          225,000  Jacobs Engineering
                    Group Inc.(1)                                    8,615,250
---------------------------------------------------------------------------------
                                                                    24,452,200
---------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.9%
--------------------------------------------------------------------------------
          385,000  Martin Marietta Materials, Inc.                  17,428,950
---------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
          975,000  MoneyGram International Inc.                     16,653,000
---------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.6%
--------------------------------------------------------------------------------
          365,000  AptarGroup, Inc.                                 16,049,050
---------------------------------------------------------------------------------
          905,000  Bemis Co.                                        24,054,900
---------------------------------------------------------------------------------
          320,000  Sonoco Products Co.                               8,460,800
---------------------------------------------------------------------------------
                                                                    48,564,750
---------------------------------------------------------------------------------

DIVERSIFIED -- 4.8%
--------------------------------------------------------------------------------
          300,000  iShares Russell 2000
                   Index Fund                                       34,206,000
--------------------------------------------------------------------------------
          125,000  iShares Russell 2000
                   Value Index Fund                                 21,387,500
--------------------------------------------------------------------------------
           75,000  iShares S&P SmallCap
                   600 Index Fund                                   10,818,000
--------------------------------------------------------------------------------
          195,000  iShares S&P SmallCap
                   600/BARRA Value Index Fund                       21,327,150
--------------------------------------------------------------------------------
                                                                    87,738,650
---------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
          420,000  Medallion Financial Corp.                         3,801,000
---------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%
--------------------------------------------------------------------------------
          475,000  Empire District Electric Co.                      9,761,250
---------------------------------------------------------------------------------
          610,000  IDACORP, Inc.                                    17,726,600
---------------------------------------------------------------------------------
          600,000  Westar Energy Inc.                               12,120,000
---------------------------------------------------------------------------------
                                                                    39,607,850
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          305,000  Regal-Beloit Corp.                                7,377,950
---------------------------------------------------------------------------------
          880,000  Smith (A.O.) Corp.                               21,428,000
---------------------------------------------------------------------------------
                                                                    28,805,950
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
--------------------------------------------------------------------------------
          370,000  Benchmark Electronics Inc.(1)                $   11,026,000
--------------------------------------------------------------------------------
          470,000  Coherent, Inc.(1)                                12,191,800
--------------------------------------------------------------------------------
          700,000  Methode Electronics, Inc.                         8,953,000
--------------------------------------------------------------------------------
          245,000  Paxar Corp.(1)                                    5,556,600
--------------------------------------------------------------------------------
                                                                    37,727,400
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.0%
--------------------------------------------------------------------------------
          395,000  Cal Dive International Inc.(1)                   14,069,900
--------------------------------------------------------------------------------
          650,000  Helmerich & Payne, Inc.                          18,648,500
--------------------------------------------------------------------------------
           75,000  Hydril Co.(1)                                     3,221,250
--------------------------------------------------------------------------------
        1,475,000  Key Energy Group, Inc.(1)                        16,298,750
--------------------------------------------------------------------------------
          345,000  Unit Corporation(1)                              12,102,600
--------------------------------------------------------------------------------
          465,000  W-H Energy Services Inc.(1)                       9,648,750
--------------------------------------------------------------------------------
                                                                    73,989,750
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.1%
--------------------------------------------------------------------------------
          770,000  Casey's General Stores, Inc.                     14,314,300
--------------------------------------------------------------------------------
          275,000  Performance Food Group Co.(1)                     6,517,500
--------------------------------------------------------------------------------
                                                                    20,831,800
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
          215,000  Corn Products International Inc.                  9,911,500
--------------------------------------------------------------------------------
          210,000  Hormel Foods Corp.                                5,623,800
--------------------------------------------------------------------------------
          270,000  Lancaster Colony Corp.                           11,384,550
--------------------------------------------------------------------------------
                                                                    26,919,850
--------------------------------------------------------------------------------

GAS UTILITIES -- 2.4%
--------------------------------------------------------------------------------
          410,000  AGL Resources Inc.                               12,615,700
--------------------------------------------------------------------------------
          550,000  Northwest Natural Gas Co.                        17,451,500
--------------------------------------------------------------------------------
          536,000  WGL Holdings Inc.                                15,147,360
--------------------------------------------------------------------------------
                                                                    45,214,560
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
--------------------------------------------------------------------------------
          290,000  Analogic Corporation                             12,090,100
--------------------------------------------------------------------------------
          265,000  Arrow International Inc.                          7,923,500
--------------------------------------------------------------------------------
          115,000  Beckman Coulter Inc.                              6,453,800
--------------------------------------------------------------------------------
          235,000  Dade Behring Holdings Inc.(1)                    13,093,730
--------------------------------------------------------------------------------
          190,000  Orthofix International N.V.(1)                    6,526,500
--------------------------------------------------------------------------------
          640,000  Osteotech Inc.(1)                                 2,521,600
--------------------------------------------------------------------------------
          415,000  Steris Corp.(1)                                   9,105,100
--------------------------------------------------------------------------------
                                                                    57,714,330
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.1%
--------------------------------------------------------------------------------
          285,000  Accredo Health Inc.(1)                            6,717,450
--------------------------------------------------------------------------------
          770,000  Alliance Imaging Inc.(1)                          5,751,900
--------------------------------------------------------------------------------
          440,000  Owens & Minor Inc.                               11,176,000
--------------------------------------------------------------------------------
          137,926  Priority Healthcare Corp. Cl B(1)                 2,779,209
--------------------------------------------------------------------------------
          260,000  Renal Care Group Inc.(1)                          8,379,800
--------------------------------------------------------------------------------
          540,000  Universal Health
                   Services, Inc. Cl B                              23,490,000
--------------------------------------------------------------------------------
                                                                    58,294,359
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.6%
--------------------------------------------------------------------------------
          220,000  Brinker International, Inc.(1)               $    6,853,000
---------------------------------------------------------------------------------
          435,000  CEC Entertainment Inc.(1)                        15,986,250
---------------------------------------------------------------------------------
          245,000  Jack in the Box Inc.(1)                           7,773,850
---------------------------------------------------------------------------------
          415,000  Outback Steakhouse, Inc.                         17,234,950
---------------------------------------------------------------------------------
                                                                    47,848,050
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.6%
--------------------------------------------------------------------------------
          465,000  Libbey Inc.                                       8,695,500
---------------------------------------------------------------------------------
        1,010,000  Snap-on Incorporated                             27,835,600
---------------------------------------------------------------------------------
          480,000  WCI Communities Inc.(1)                          11,184,000
---------------------------------------------------------------------------------
                                                                    47,715,100
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           70,000  Rayovac Corporation(1)                            1,844,500
---------------------------------------------------------------------------------
          195,000  WD-40 Co.                                         5,577,000
---------------------------------------------------------------------------------
                                                                     7,421,500
---------------------------------------------------------------------------------

INSURANCE -- 3.3%
--------------------------------------------------------------------------------
          195,000  Aspen Insurance Holdings Ltd.                     4,486,950
---------------------------------------------------------------------------------
           55,000  Erie Indemnity Company                            2,806,100
---------------------------------------------------------------------------------
          670,000  HCC Insurance Holdings, Inc.                     20,200,500
---------------------------------------------------------------------------------
          275,000  Horace Mann Educators Corp.                       4,834,500
---------------------------------------------------------------------------------
          865,000  Platinum Underwriters Holdings                   25,327,200
---------------------------------------------------------------------------------
          135,000  ProAssurance Corp.(1)                             4,727,700
---------------------------------------------------------------------------------
                                                                    62,382,950
---------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
          670,000  Pec Solutions Inc.(1)                             7,852,400
---------------------------------------------------------------------------------

IT SERVICES -- 1.3%
--------------------------------------------------------------------------------
          295,000  Mantech International
                   Corporation Cl A(1)                               5,522,400
--------------------------------------------------------------------------------
          415,000  MAXIMUS, Inc.(1)                                 11,956,150
---------------------------------------------------------------------------------
          540,000  MedQuist Inc.(1)                                  7,047,000
---------------------------------------------------------------------------------
                                                                    24,525,550
---------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
          135,000  Jakks Pacific Inc.(1)                             3,105,000
---------------------------------------------------------------------------------
          365,000  Leapfrog Enterprises Inc.(1)                      7,391,250
---------------------------------------------------------------------------------
                                                                    10,496,250
---------------------------------------------------------------------------------

MACHINERY -- 2.8%
--------------------------------------------------------------------------------
          365,000  Crane Co.                                        10,555,800
---------------------------------------------------------------------------------
          250,000  Kadant Inc.(1)                                    4,590,000
---------------------------------------------------------------------------------
          680,000  Kaydon Corporation                               19,563,600
---------------------------------------------------------------------------------
          270,000  Kennametal Inc.                                  12,190,500
---------------------------------------------------------------------------------
          110,000  Tecumseh Products Cl A                            4,605,700
---------------------------------------------------------------------------------
                                                                    51,505,600
---------------------------------------------------------------------------------

MARINE -- 0.5%
--------------------------------------------------------------------------------
          295,000  Alexander & Baldwin, Inc.                        10,012,300
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MEDIA -- 3.4%
--------------------------------------------------------------------------------
          190,000  ADVO, Inc.                                   $    5,878,600
--------------------------------------------------------------------------------
          420,000  Hearst-Argyle Television, Inc.                   10,269,000
--------------------------------------------------------------------------------
          680,000  Journal Communications Inc.                      11,927,200
--------------------------------------------------------------------------------
          420,000  Liberty Corp. (The)                              16,690,800
--------------------------------------------------------------------------------
          295,000  ProQuest Co.(1)                                   7,581,500
--------------------------------------------------------------------------------
          400,000  Valassis Communications, Inc.(1)                 11,832,000
--------------------------------------------------------------------------------
                                                                    64,179,100
--------------------------------------------------------------------------------

OIL & GAS -- 2.0%
--------------------------------------------------------------------------------
          185,000  Cimarex Energy Co.(1)                             6,463,900
--------------------------------------------------------------------------------
          185,000  Denbury Resources Inc.(1)                         4,699,000
--------------------------------------------------------------------------------
          225,000  Encore Acquisition Co.(1)                         7,762,500
--------------------------------------------------------------------------------
          245,000  Spinnaker Exploration Company(1)                  8,584,800
--------------------------------------------------------------------------------
          305,000  Whiting Petroleum Corp.(1)                        9,272,000
--------------------------------------------------------------------------------
                                                                    36,782,200
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          115,000  Wausau-Mosinee Paper Corp.                        1,914,750
--------------------------------------------------------------------------------

REAL ESTATE -- 1.7%
--------------------------------------------------------------------------------
          190,000  BRE Properties                                    7,286,500
--------------------------------------------------------------------------------
          515,000  Getty Realty Corp.                               13,503,300
--------------------------------------------------------------------------------
          425,000  Maguire Properties, Inc.                         10,331,750
--------------------------------------------------------------------------------
                                                                    31,121,550
--------------------------------------------------------------------------------

ROAD & RAIL -- 2.1%
--------------------------------------------------------------------------------
          790,000  Heartland Express, Inc.                          14,575,500
--------------------------------------------------------------------------------
          420,000  USF Corp.                                        15,073,800
--------------------------------------------------------------------------------
          530,000  Werner Enterprises Inc.                          10,234,300
--------------------------------------------------------------------------------
                                                                    39,883,600
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
          255,000  DuPont Photomasks, Inc.(1)                        4,345,200
--------------------------------------------------------------------------------
          400,000  OmniVision Technologies, Inc.(1)                  5,660,000
--------------------------------------------------------------------------------
                                                                    10,005,200
--------------------------------------------------------------------------------

SOFTWARE -- 7.4%
--------------------------------------------------------------------------------
           415,000    Activision, Inc.(1)                            5,756,050
--------------------------------------------------------------------------------
         1,420,000    Compuware Corp.(1)                             7,313,000
--------------------------------------------------------------------------------
           343,369    Internet Security Systems(1)                   5,837,273
--------------------------------------------------------------------------------
           490,000    MRO Software Inc.(1)                           4,900,000
--------------------------------------------------------------------------------
         1,800,000    Parametric Technology Corp.(1)                 9,504,000
--------------------------------------------------------------------------------
           640,000    Reynolds & Reynolds Co. Cl A                  15,788,800
--------------------------------------------------------------------------------
         3,400,000    Sybase, Inc.(1)                               46,886,000
--------------------------------------------------------------------------------
           890,000    Synopsys, Inc.(1)                             14,088,700
--------------------------------------------------------------------------------
           935,000    THQ Inc.(1)                                   18,195,100
--------------------------------------------------------------------------------
           585,000    Verity Inc.(1)                                 7,534,800
--------------------------------------------------------------------------------
                                                                   135,803,723
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.3%
--------------------------------------------------------------------------------
          345,000  Burlington Coat Factory
                   Warehouse Corp.                              $    7,324,350
--------------------------------------------------------------------------------
          530,000  Cato Corp. (The)                                 11,792,500
---------------------------------------------------------------------------------
          350,000  Christopher & Banks Corporation                   5,603,500
---------------------------------------------------------------------------------
          275,000  Hot Topic, Inc.(1)                                4,686,000
---------------------------------------------------------------------------------
          445,000  Linens 'n Things, Inc.(1)                        10,310,650
---------------------------------------------------------------------------------
          770,000  Pier 1 Imports, Inc.                             13,921,600
---------------------------------------------------------------------------------
          635,000  Talbots Inc.                                     15,741,650
---------------------------------------------------------------------------------
          375,000  Zale Corp.(1)                                    10,537,500
---------------------------------------------------------------------------------
                                                                    79,917,750
---------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
          265,000  Kenneth Cole Productions Inc.                     7,457,100
---------------------------------------------------------------------------------
          100,000  Polo Ralph Lauren Corp.                           3,637,000
---------------------------------------------------------------------------------
          320,000  Reebok International Ltd.                        11,750,400
---------------------------------------------------------------------------------
          470,000  Wolverine World Wide, Inc.                       11,844,000
---------------------------------------------------------------------------------
                                                                    34,688,500
---------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.1%
--------------------------------------------------------------------------------
          395,000  Commercial Federal Corp.                         10,657,100
---------------------------------------------------------------------------------
          265,000  PMI Group, Inc. (The)                            10,753,700
---------------------------------------------------------------------------------
          701,244  Washington Federal, Inc.                         17,636,287
---------------------------------------------------------------------------------
                                                                    39,047,087
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,512,902,280)                                            1,736,143,919
---------------------------------------------------------------------------------

 CONVERTIBLE PREFERRED STOCKS -- 1.0%

INSURANCE -- 1.0%
--------------------------------------------------------------------------------
          170,000  Phoenix Companies Inc.,
                   7.25%, 2/16/06                                    5,531,800
--------------------------------------------------------------------------------
          370,000  United Fire & Casualty Co.,
                   Series A, 6.375%, 5/15/14                        13,394,000
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,666,462)                                                  18,925,800
--------------------------------------------------------------------------------

 PREFERRED STOCKS -- 0.3%

COMMERCIAL BANKS -- 0.2%
--------------------------------------------------------------------------------
           68,000  MB Financial Capital Trust I,
                   8.60%, 9/30/32                                    1,871,700
--------------------------------------------------------------------------------
           18,500  Sterling Bancshares Capital
                   Trust III, 8.30%, 9/26/32                           492,100
--------------------------------------------------------------------------------
                                                                     2,363,800
---------------------------------------------------------------------------------

REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
           23,000  Hospitality Properties,
                   Series B, 8.875%, 12/10/07                          627,900
--------------------------------------------------------------------------------
           62,000  Mills Corp. (The), Series B,
                   9.00%, 10/9/07                                    1,685,160
--------------------------------------------------------------------------------
                                                                     2,313,060
---------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $4,287,500)                                                    4,676,860
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
22

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

 CONVERTIBLE BONDS -- 0.2%

HEALTH CARE PROVIDERS & SERVICES -- 0.2%
--------------------------------------------------------------------------------
       $4,194,000  LifePoint Hospitals Holdings Inc.,
                   4.50%, 6/1/09
(Cost $4,097,432)                                               $    4,173,029
--------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS -- 4.6%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various
U.S. Treasury obligations,
5.25%, 11/15/28, valued at $87,188,978),
in a joint
trading account at 1.68%,
dated 9/30/04, due 10/1/04
(Delivery value $85,503,990)
(Cost $85,500,000)                                                  85,500,000
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $1,620,453,674)                                           $1,849,419,608
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                13,282,897
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $1,862,702,505
================================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
23

Shareholder Fee Example (Unaudited)

SHAREHOLDER FEE EXAMPLE

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and
(2) ongoing costs, including management fees; distribution and service (12b-1)
fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on  your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
24

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                        BEGINNING             ENDING         DURING PERIOD*       ANNUALIZED
                                       ACCOUNT VALUE       ACCOUNT VALUE        4/1/04 -            EXPENSE
                                          4/1/04              9/30/04            9/30/04            RATIO*
-------------------------------------------------------------------------------------------------------------
 EQUITY INCOME SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------------------
 Investor Class                           $1,000            $1,037.90           $5.06                0.99%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,038.90           $4.04                0.79%
-------------------------------------------------------------------------------------------------------------
 Advisor Class                            $1,000            $1,037.90           $6.33                1.24%
-------------------------------------------------------------------------------------------------------------
 C Class                                  $1,000            $1,032.70          $10.14                1.99%
-------------------------------------------------------------------------------------------------------------
 R Class                                  $1,000            $1,034.10           $7.60                1.49%
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------
 Investor Class                           $1,000            $1,020.10           $5.01                0.99%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,021.11           $4.00                0.79%
-------------------------------------------------------------------------------------------------------------
 Advisor Class                            $1,000            $1,018.85           $6.28                1.24%
-------------------------------------------------------------------------------------------------------------
 C Class                                  $1,000            $1,015.09          $10.05                1.99%
-------------------------------------------------------------------------------------------------------------
 R Class                                  $1,000            $1,017.60           $7.54                1.49%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 MID CAP VALUE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------------------
 Investor Class                           $1,000            $1,025.90           $5.08                1.00%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,019.00           $4.05                0.80%
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------
 Investor Class                           $1,000            $1,020.05           $5.06                1.00%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,021.06           $4.05                0.80%
-------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365 to reflect the one-half year period.

                                                                    (continued)

------
25

Shareholder Fee Example (Unaudited)

                                                                              EXPENSES PAID
                                        BEGINNING             ENDING         DURING PERIOD*       ANNUALIZED
                                       ACCOUNT VALUE       ACCOUNT VALUE        4/1/04 -            EXPENSE
                                          4/1/04              9/30/04            9/30/04            RATIO*
-------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------------------
 Investor Class                           $1,000            $1,023.30           $6.34                1.25%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,024.80           $5.33                1.05%
-------------------------------------------------------------------------------------------------------------
 Advisor Class                            $1,000            $1,022.70           $7.61                1.50%
-------------------------------------------------------------------------------------------------------------
 C Class                                  $1,000            $1,017.80          $11.38                2.25%
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------
 Investor Class                           $1,000            $1,018.80           $6.33                1.25%
-------------------------------------------------------------------------------------------------------------
 Institutional Class                      $1,000            $1,019.80           $5.32                1.05%
-------------------------------------------------------------------------------------------------------------
 Advisor Class                            $1,000            $1,017.55           $7.59                1.50%
-------------------------------------------------------------------------------------------------------------
 C Class                                  $1,000            $1,013.79          $11.36                2.25%
-------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365 to reflect the one-half year period.

------
26

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                  EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $3,177,498,038,
$26,438,147 and $1,620,453,674, respectively)    $3,432,106,378         $26,563,714      $1,849,419,608
------------------------------------------------
Investment securities -- affiliated,
at value (cost of $10,959,776,
$ - and $ -, respectively)                           11,861,010                  --                  --
---------------------------------------------------------------------------------------------------------
Total investment securities, at value
(cost of $3,188,457,814, $26,438,147 and
$1,620,453,674, respectively)                     3,443,967,388          26,563,714       1,849,419,608
------------------------------------------------
Cash                                                 27,923,070              37,706           7,242,659
------------------------------------------------
Receivable for investments sold                      57,115,213             612,011          31,751,077
------------------------------------------------
Receivable for capital shares sold                    3,221,314                  --              32,034
------------------------------------------------
Dividends and interest receivable                     8,169,719              30,665           1,618,199
---------------------------------------------------------------------------------------------------------
                                                  3,540,396,704          27,244,096       1,890,063,577
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for investments purchased                    51,172,618             547,610          25,409,636
------------------------------------------------
Payable for forward foreign
currency exchange contracts                           1,588,329               7,307                  --
------------------------------------------------
Payable for capital shares redeemed                      23,287                  --                  --
------------------------------------------------
Payable for variation margin
on futures contracts                                     72,552                  --                  --
------------------------------------------------
Accrued management fees                               2,605,113              20,010           1,740,574
------------------------------------------------
Distribution fees payable                               150,954                  --             106,179
------------------------------------------------
Service fees
(and distribution fees R Class) payable                 129,684                  --             104,683
---------------------------------------------------------------------------------------------------------
                                                     55,742,537             574,927          27,361,072
---------------------------------------------------------------------------------------------------------

NET ASSETS                                       $3,484,654,167         $26,669,169      $1,862,702,505
=========================================================================================================

See Notes to Financial Statements.                                 (continued)

------
27

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                           EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)   $3,064,771,094         $26,063,175      $1,499,598,463
------------------------------------------
Undistributed net investment income            3,106,867               9,825           1,222,309
------------------------------------------
Undistributed net realized gain on
investment and foreign currency
transactions                                 163,200,501             477,910         132,915,799
------------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies        253,575,705             118,259         228,965,934
---------------------------------------------------------------------------------------------------------
                                          $3,484,654,167         $26,669,169      $1,862,702,505
=========================================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------------
Net assets                                $2,621,503,080         $19,584,507      $1,129,170,620
------------------------------------------
Shares outstanding                           326,673,622           1,912,568         113,667,314
------------------------------------------
Net asset value per share                          $8.02              $10.24               $9.93
---------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------------
Net assets                                  $189,858,119          $7,084,662        $214,007,063
------------------------------------------
Shares outstanding                            23,654,223             691,806          21,511,932
------------------------------------------
Net asset value per share                          $8.03              $10.24               $9.95
---------------------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------------
Net assets                                  $620,790,932                  N/A       $515,846,814
------------------------------------------
Shares outstanding                            77,352,759                  N/A         51,948,590
------------------------------------------
Net asset value per share                          $8.03                  N/A              $9.93
---------------------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------------
Net assets                                   $50,919,792                  N/A         $3,678,008
------------------------------------------
Shares outstanding                             6,343,354                  N/A            377,511
------------------------------------------
Net asset value per share                          $8.03                  N/A              $9.74
---------------------------------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------------
Net assets                                    $1,582,244                  N/A                N/A
------------------------------------------
Shares outstanding                               197,557                  N/A                N/A
------------------------------------------
Net asset value per share                          $8.01                  N/A                N/A
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
28

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                 EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
---------------------------------------------
Dividends (including $279,260, $ - and $ -,
from affiliates respectively, and net of
foreign taxes withheld of $775,488, $2,236
and $ -, respectively)                           $  50,430,485           $186,813         $12,927,476
---------------------------------------------
Interest                                             6,507,031               4,629             586,007
---------------------------------------------------------------------------------------------------------
                                                    56,937,516             191,442          13,513,483
---------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Management fees                                     14,820,359              91,810          10,157,476
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                        649,666                  --             597,333
---------------------------------------------
  C Class                                              174,626                  --              13,645
---------------------------------------------
Service fees:
---------------------------------------------
  Advisor Class                                        649,666                  --             597,333
---------------------------------------------
  C Class                                               58,209                  --               4,548
---------------------------------------------
Service and distribution fees - R Class                  1,803                  --                  --
---------------------------------------------
Directors' fees and expenses                            32,474                 121              20,603
---------------------------------------------
Other expenses                                           7,020                  23               5,659
---------------------------------------------------------------------------------------------------------
                                                    16,393,823              91,954          11,396,597
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                               40,543,693              99,488           2,116,886
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Investment transactions (including $10,415,
$ - and $ - from affiliates, respectively)         119,014,410             494,788          89,700,366
---------------------------------------------
Foreign currency transactions                       (3,871,477)            (16,878)                 --
---------------------------------------------------------------------------------------------------------
                                                   115,142,933             477,910          89,700,366
---------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------
Investments                                        (39,309,124)            121,800         (50,886,621)
---------------------------------------------
Translation of assets and liabilities
in foreign currencies                                1,082,357              (7,307)                 --
---------------------------------------------------------------------------------------------------------
                                                   (38,226,767)            114,493         (50,886,621)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    76,916,166             592,403          38,813,745
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $117,459,859            $691,891         $40,930,631
========================================================================================================

See Notes to Financial Statements.

------
29

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
(EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                        EQUITY INCOME                         MID CAP VALUE
---------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS        SEPT. 30, 2004      MARCH 31, 2004     SEPT. 30, 2004    MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income         $    40,543,693    $    66,522,502        $     99,488       $          --
------------------------------
Net realized gain                 115,142,933        178,255,345             477,910                  --
------------------------------
Change in net
unrealized appreciation           (38,226,767)       319,626,488             114,493               3,766
---------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         117,459,859        564,404,335             691,891               3,766
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------
  Investor Class                  (35,576,610)       (49,739,501)            (75,507)                 --
------------------------------
  Institutional Class              (2,794,786)        (3,881,824)            (14,156)                 --
------------------------------
  Advisor Class                    (7,023,819)        (8,244,304)                  --                 --
------------------------------
  C Class                            (451,128)          (476,461)                  --                 --
------------------------------
  R Class                             (10,996)            (1,670)                  --                 --
------------------------------
From net realized gains:
------------------------------
  Investor Class                            --       (29,995,592)                  --                 --
------------------------------
  Institutional Class                       --        (2,250,432)                  --                 --
------------------------------
  Advisor Class                             --        (5,738,165)                  --                 --
------------------------------
  C Class                                   --          (477,245)                  --                 --
------------------------------
  R Class                                   --               (40)                  --                 --
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (45,857,339)      (100,805,234)            (89,663)                 --
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase in net assets
from capital share
transactions                      481,232,438        943,740,565          24,448,106           1,615,069
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS        552,834,958      1,407,339,666          25,050,334           1,618,835

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period             2,931,819,209      1,524,479,543           1,618,835                  --
---------------------------------------------------------------------------------------------------------
End of period                  $3,484,654,167     $2,931,819,209         $26,669,169          $1,618,835
=========================================================================================================

Undistributed net
investment income                  $3,106,867         $8,420,513              $9,825                 $--
=========================================================================================================

(1) March 31, 2004 was the inception date for Mid Cap Value.

See Notes to Financial Statements.                                 (continued)

------
30

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
                                                      SMALL CAP VALUE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       SEPT. 30, 2004     MARCH 31, 2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                          $  2,116,886     $    7,305,287
----------------------------------------------
Net realized gain                                89,700,366        158,244,596
----------------------------------------------
Change in net
unrealized appreciation                         (50,886,621)       338,540,071
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        40,930,631        504,089,954
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Investor Class                                   (710,489)        (4,736,989)
-----------------------------------------------
  Institutional Class                              (214,641)          (974,045)
-----------------------------------------------
  Advisor Class                                     (19,694)          (863,071)
-------------------------------------------------------------------------------
Decrease in net assets from distributions          (944,824)        (6,574,105)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                 165,460,840        233,438,241
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      205,446,647        730,954,090

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           1,657,255,858        926,301,768
--------------------------------------------------------------------------------
End of period                                $1,862,702,505     $1,657,255,858
================================================================================

Undistributed net investment income              $1,222,309            $50,247
================================================================================

See Notes to Financial Statements.

------
31

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income), Mid
Cap Value Fund (Mid Cap Value) and Small Cap Value Fund (Small Cap Value)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history. Mid Cap Value and Small Cap Value's investment objective is long-term capital growth. The production of income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS - Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Mid Cap
Value is authorized to issue the Investor Class, the Institutional Class and the
Advisor Class. Small Cap Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of Equity Income's R Class commenced on August 29, 2003. Sale of Mid Cap
Value's Investor Class commenced on March 31, 2004. Sale of Mid Cap Value's
Institutional Class commenced on August 2, 2004. Sale of Mid Cap Value's Advisor
Class had not commenced as of September 30, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures and options contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent pay

                                                                    (continued)

------
32

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY  SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
33

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of mutual funds but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Equity Income is as follows:

                          INVESTOR, C & R     INSTITUTIONAL         ADVISOR
                             CLASSES              CLASS              CLASS
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion            1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2.5 billion             0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $5 billion               0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $5 billion               0.85%               0.65%              0.60%
--------------------------------------------------------------------------------
Over $15 billion              0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Mid Cap Value is 1.00%,
0.80% and 0.75% for the Investor, Institutional and the Advisor Classes,
respectively.

The annual management fee schedule for each class of Small Cap Value is as follows:

                          INVESTOR & C       INSTITUTIONAL         ADVISOR
                            CLASSES              CLASS              CLASS
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion           1.25%               1.05%              1.00%
--------------------------------------------------------------------------------
Next $2.5 billion            1.20%               1.00%              0.95%
--------------------------------------------------------------------------------
Over $5 billion              1.15%               0.95%              0.90%
--------------------------------------------------------------------------------

                                                                    (continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the funds for the six months ended September 30, 2004 was as follows:
--------------------------------------------------------------------------------
                   EQUITY             MID CAP              SMALL CAP
                   INCOME               VALUE                VALUE
--------------------------------------------------------------------------------
Investor            0.99%               1.00%                1.25%
--------------------------------------------------------------------------------
Institutional       0.79%               0.80%                1.05%
--------------------------------------------------------------------------------
Advisor             0.74%                N/A                 1.00%
--------------------------------------------------------------------------------
C                   0.99%                N/A                 1.25%
--------------------------------------------------------------------------------
R                   0.99%                N/A                  N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for  individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended September 30, 2004, Equity Income and Small Cap
Value invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.
Equity Income and Small Cap Value have a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and is a wholly owned subsidiary of JPM.

 3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2004, were as follows:
--------------------------------------------------------------------------------
                         EQUITY INCOME     MID CAP VALUE      SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases               $2,650,809,294       $39,351,312      $1,090,437,088
--------------------------------------------------------------------------------
Proceeds from sales     $2,366,874,868       $15,116,092      $  958,570,349
--------------------------------------------------------------------------------

                                                                    (continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                    EQUITY INCOME                 MID CAP VALUE                SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED
SEPTEMBER 30, 2004

SHARES AUTHORIZED            850,000,000                    50,000,000                    400,000,000
======================================================================================================================
Sold                          64,028,844   $  507,707,120    2,576,264     $25,783,493     19,832,725    $192,857,074
-----------------------------
Issued in reinvestment
of distributions               4,073,736      32,402,698         7,281          73,928         69,923         681,328
-----------------------------
Redeemed                     (28,018,605)   (221,239,348)     (832,484)     (8,382,195)   (14,392,361)   (138,938,272)
----------------------------------------------------------------------------------------------------------------------
Net increase                  40,083,975   $  318,870,470    1,751,061     $17,475,226      5,510,287   $  54,600,130
======================================================================================================================

YEAR ENDED
MARCH 31, 2004(1)

SHARES AUTHORIZED            500,000,000                    15,000,000                    300,000,000
======================================================================================================================
Sold                         153,270,708   $1,124,269,043      161,507      $1,615,069     36,737,953    $310,869,747
-----------------------------
Issued in reinvestment
of distributions               9,669,527      73,026,020            --              --        503,785       4,504,869
-----------------------------
Redeemed                     (81,598,735)   (601,812,279)           --              --    (33,311,555)   (277,480,949)
----------------------------------------------------------------------------------------------------------------------
Net increase                  81,341,500   $  595,482,784      161,507      $1,615,069      3,930,183   $  37,893,667
======================================================================================================================

INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED
SEPTEMBER 30, 2004(2)

SHARES AUTHORIZED             75,000,000                    50,000,000                     60,000,000
======================================================================================================================
Sold                           4,105,289   $  32,512,309       690,428      $6,958,724      5,813,468     $56,369,783
-----------------------------
Issued in reinvestment
of distributions                 290,552       2,311,381         1,378          14,156         18,816         184,092
-----------------------------
Redeemed                      (4,107,604)    (32,442,403)           --              --     (1,887,604)    (18,322,609)
----------------------------------------------------------------------------------------------------------------------
Net increase                     288,237   $   2,381,287       691,806      $6,972,880      3,944,680     $38,231,266
======================================================================================================================

YEAR ENDED
MARCH 31, 2004

SHARES AUTHORIZED             50,000,000                           N/A                     50,000,000
======================================================================================================================
Sold                          14,063,270    $103,964,067                                    8,317,379     $71,230,263
-----------------------------
Issued in reinvestment
of distributions                 710,310       5,375,991                                       98,503         884,214
-----------------------------
Redeemed                      (3,906,102)    (28,792,635)                                  (3,190,831)    (26,869,610)
----------------------------------------------------------------------------------------------------------------------
Net increase                  10,867,478   $  80,547,423                                    5,225,051     $45,244,867
======================================================================================================================

(1) March 31, 2004 was the inception date for Mid Cap Value.

(2) August 2, 2004 (commencement of sales) through September 30, 2004 for
    Mid Cap Value.

                                                                    (continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows:

                                    EQUITY INCOME                 MID CAP VALUE                SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED
SEPTEMBER 30, 2004

SHARES AUTHORIZED            200,000,000                    50,000,000                    150,000,000
======================================================================================================================
Sold                          25,631,951    $203,515,128            --             --      13,238,448    $128,666,584
-----------------------------
Issued in reinvestment
of distributions                 811,979       6,457,625            --             --           1,846          18,015
-----------------------------
Redeemed                      (7,390,979)    (58,425,311)           --             --      (5,786,091)    (55,955,838)
----------------------------------------------------------------------------------------------------------------------
Net increase                  19,052,951    $151,547,442            --             --       7,454,203    $ 72,728,761
======================================================================================================================

YEAR ENDED
MARCH 31, 2004

SHARES AUTHORIZED            125,000,000                           N/A                    100,000,000
======================================================================================================================
Sold                          48,332,802    $355,587,095                                   26,516,995    $224,990,870
-----------------------------
Issued in reinvestment
of distributions               1,630,619      12,334,828                                       85,130         772,301
-----------------------------
Redeemed                     (16,884,790)   (126,222,969)                                  (9,015,360)    (74,871,466)
----------------------------------------------------------------------------------------------------------------------
Net increase                  33,078,631    $241,698,954                                   17,586,765    $150,891,705
======================================================================================================================

C CLASS
----------------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED
SEPTEMBER 30, 2004

SHARES AUTHORIZED             20,000,000                            N/A                    10,000,000
======================================================================================================================
Sold                           1,292,443     $10,222,486                                           --    $         --
-----------------------------
Issued in reinvestment
of distributions                  48,892         388,407                                           --              --
-----------------------------
Redeemed                        (424,105)     (3,350,330)                                     (10,340)        (99,317)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)          917,230    $  7,260,563                                      (10,340)       $(99,317)
======================================================================================================================

YEAR ENDED
MARCH 31, 2004

SHARES AUTHORIZED             20,000,000                            N/A                    12,500,000
======================================================================================================================
Sold                           3,634,191   $  26,938,054                                        4,333       $  47,526
-----------------------------
Issued in reinvestment
of distributions                 108,371         816,769                                           --              --
-----------------------------
Redeemed                        (288,272)     (2,134,229)                                     (78,777)       (639,524)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        3,454,290   $  25,620,594                                      (74,444)      $(591,998)
======================================================================================================================

R CLASS
------------------------------------------------------------------

SIX MONTHS ENDED
SEPTEMBER 30, 2004

SHARES AUTHORIZED             10,000,000                            N/A                            N/A
======================================================================================================================
Sold                             157,519      $1,251,785
-----------------------------
Issued in reinvestment
of distributions                   1,285          10,274
-----------------------------
Redeemed                         (11,250)        (89,383)
----------------------------------------------------------------------------------------------------------------------
Net increase                     147,554      $1,172,676
======================================================================================================================

YEAR ENDED
MARCH 31, 2004(1)

SHARES AUTHORIZED             10,000,000                            N/A                            N/A
======================================================================================================================
Sold                              53,482        $418,526
-----------------------------
Issued in reinvestment
of distributions                     221           1,710
-----------------------------
Redeemed                          (3,700)        (29,426)
----------------------------------------------------------------------------------------------------------------------
Net increase                      50,003        $390,810
======================================================================================================================

(1) August 29, 2003 (commencement of sale) through September 30, 2003 for
    Equity Income.

                                                                    (continued)

------
37

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

 5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2004 follows:

                         SHARE BALANCE    PURCHASE         SALES
ISSUER                      3/31/04         COST           COST
------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------
Cascade Natural
Gas Corp.                   492,691     $3,477,064     $2,125,576
==============================================================================

                    REALIZED       DIVIDEND          SEPTEMBER 30, 2004
ISSUER                GAIN          INCOME      SHARE BALANCE  MARKET VALUE
------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------
Cascade Natural
Gas Corp.            $10,415       $279,260        558,691     $11,861,010
==============================================================================

 6. BANK LINE OF CREDIT

Equity Income and Small Cap Value, along with certain other funds managed by
ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB.
Equity Income and Small Cap Value may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Equity Income and Small Cap Value did not borrow from the line during the six months ended September 30, 2004.

 7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

                        EQUITY INCOME       MID CAP VALUE       SMALL CAP VALUE
--------------------------------------------------------------------------------
Federal tax cost
of investments        $3,215,782,832         $26,438,147         $1,647,084,314
================================================================================
Gross tax appreciation
of investments          $264,824,158            $762,094           $239,499,148
----------------------
Gross tax depreciation
of investments           (36,639,602)           (636,527)          (37,163,854)
--------------------------------------------------------------------------------
Net tax appreciation
of investments          $228,184,556            $125,567           $202,335,294
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
38

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
                                  2004(1)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period               $7.84          $6.22          $7.36          $6.47          $5.50           $5.95
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)         0.10           0.22           0.17           0.17           0.18            0.21
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.20           1.71          (1.05)          0.93           0.96            0.03
---------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.30           1.93          (0.88)          1.10           1.14            0.24
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income               (0.12)         (0.19)         (0.16)         (0.17)         (0.17)         (0.21)
-----------------------------
  From Net
  Realized Gains                     --          (0.12)         (0.10)         (0.04)            --          (0.48)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions             (0.12)         (0.31)         (0.26)         (0.21)         (0.17)         (0.69)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $8.02          $7.84          $6.22          $7.36          $6.47           $5.50
=====================================================================================================================
  TOTAL RETURN(3)                  3.79%         31.30%       (12.09)%         17.35%         20.85%          3.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets           0.99%(4)          1.00%          1.00%          1.00%          1.00%          1.00%
-----------------------------
Ratio of Net Investment
Income to Average Net Assets    2.62%(4)          2.95%          2.60%          2.49%          3.02%          3.41%
-----------------------------
Portfolio Turnover Rate              77%            91%           120%           139%           169%           141%
-----------------------------
Net Assets, End of Period
(in thousands)                $2,621,503     $2,248,158     $1,277,478     $1,025,143       $467,425       $282,692
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
39

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------
                                2004(1)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period             $7.85          $6.23          $7.36          $6.47          $5.50           $5.95
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)       0.11           0.24           0.19           0.19           0.20            0.22
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.19           1.71          (1.04)          0.92           0.95            0.03
---------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.30           1.95          (0.85)          1.11           1.15            0.25
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income             (0.12)         (0.21)         (0.18)         (0.18)         (0.18)         (0.22)
-----------------------------
  From Net
  Realized Gains                   --          (0.12)         (0.10)         (0.04)            --          (0.48)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.12)         (0.33)         (0.28)         (0.22)         (0.18)         (0.70)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $8.03          $7.85          $6.23          $7.36          $6.47           $5.50
=====================================================================================================================

  TOTAL RETURN(3)                3.89%         31.51%       (11.77)%         17.40%         21.26%          4.09%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets         0.79%(4)          0.80%          0.80%          0.80%          0.80%          0.80%
-----------------------------
Ratio of Net Investment
Income to Average Net Assets  2.82%(4)          3.15%          2.80%          2.69%          3.22%          3.61%
-----------------------------
Portfolio Turnover Rate            77%            91%           120%           139%           169%           141%
-----------------------------
Net Assets, End of Period
(in thousands)                $189,858       $183,330        $77,837        $65,738        $19,130        $13,716
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
                               2004(1)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period            $7.84          $6.22          $7.36          $6.47          $5.50           $5.95
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)      0.09           0.20           0.16           0.16           0.17            0.20
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.21           1.72          (1.05)          0.92           0.96            0.02
---------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.30           1.92          (0.89)          1.08           1.13            0.22
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income            (0.11)         (0.18)         (0.15)         (0.15)         (0.16)         (0.19)
-----------------------------
  From Net
  Realized Gains                  --          (0.12)         (0.10)         (0.04)            --          (0.48)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions          (0.11)         (0.30)         (0.25)         (0.19)         (0.16)         (0.67)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $8.03          $7.84          $6.22          $7.36          $6.47           $5.50
=====================================================================================================================
  TOTAL RETURN(3)               3.79%         30.97%       (12.30)%         17.05%         20.55%          3.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets        1.24%(4)          2.50%          1.25%          1.25%          1.25%          1.25%
-----------------------------
Ratio of Net Investment
Income to Average Net Assets 2.37%(4)          5.41%          2.35%          2.24%          2.77%          3.16%
-----------------------------
Portfolio Turnover Rate           77%            91%           120%           139%           169%           141%
-----------------------------
Net Assets, End of Period
(in thousands)               $620,791       $457,360       $156,911        $74,868        $27,887        $20,281
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
41

Equity Income  - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                       C CLASS
-----------------------------------------------------------------------------------------
                                 2004(1)         2004           2003          2002(2)
-----------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period              $7.85          $6.21          $7.36           $6.89
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)        0.06           0.15           0.11            0.07
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.20           1.73          (1.06)           0.50
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.26           1.88          (0.95)           0.57
-----------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income              (0.08)         (0.12)         (0.10)         (0.06)
-----------------------------
  From Net
  Realized Gains                    --          (0.12)         (0.10)         (0.04)
-----------------------------------------------------------------------------------------
  Total Distributions            (0.08)         (0.24)         (0.20)         (0.10)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.03          $7.85          $6.21           $7.36
=========================================================================================
  TOTAL RETURN(4)                 3.27%         30.37%       (13.08)%          8.45%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets          1.99%(5)          4.00%         2.00%        2.00%(5)
-----------------------------
Ratio of Net Investment
Income to Average Net Assets   1.62%(5)          3.91%         1.60%        1.36%(5)
-----------------------------
Portfolio Turnover Rate             77%            91%          120%         139%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                  $50,920        $42,579       $12,254          $3,960
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) July 13, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
42

Equity Income  - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-------------------------------------------------------------------------------
                                                            R CLASS
-------------------------------------------------------------------------------
                                                     2004(1)       2004(2)
-------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period                                 $7.84           $7.22
-------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)                           0.08            0.11
-----------------------------
  Net Realized and
  Unrealized Gain                                    0.19            0.76
-------------------------------------------------------------------------------
  Total From
  Investment Operations                              0.27            0.87
-------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income                                 (0.10)          (0.13)
-----------------------------
  From Net
  Realized Gains                                       --           (0.12)
-------------------------------------------------------------------------------
  Total Distributions                               (0.10)          (0.25)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                                       $8.01           $7.84
===============================================================================
  TOTAL RETURN(4)                                    3.41%          12.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             1.49%(5)        1.50%(5)
-----------------------------
Ratio of Net Investment
Income to Average Net Assets                      2.12%(5)        2.44%(5)
-----------------------------
Portfolio Turnover Rate                                77%          91%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                                      $1,582            $392
-------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
43

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-------------------------------------------------------------------------------
                                                  2004(1)        2004(2)
-------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period                              $10.02          $10.00
-------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)                         0.05              --(4)
-----------------------------
  Net Realized and
  Unrealized Gain                                  0.21            0.02
-------------------------------------------------------------------------------
  Total From
  Investment Operations                            0.26            0.02
-------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income                               (0.04)             --
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                                    $10.24          $10.02
===============================================================================
  TOTAL RETURN(5)                                  2.59%           0.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                               1.00%(6)    1.00%(6)
-----------------------------
Ratio of Net Investment
Income to Average Net Assets                        1.03%(6)    0.00%(6)
-----------------------------
Portfolio Turnover Rate                                  83%          0%
-----------------------------
Net Assets, End of Period
(in thousands)                                       $19,585      $1,619
-------------------------------------------------------------------------------

(1) For the six months ended September 30, 2004 (unaudited).

(2) For the one day period ended March 31, 2004 (inception date).

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
44

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
                                                                      2004(1)
-------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period                                                  $10.02
-------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
 Net Investment Income(2)                                              0.02
-----------------------------
  Net Realized and
  Unrealized Gain                                                      0.22
-------------------------------------------------------------------------------
  Total From
  Investment Operations                                                0.24
-------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income                                                   (0.02)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                                                        $10.24
===============================================================================
 TOTAL RETURN(3)                                                       1.90%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                               0.80%(4)
-----------------------------
Ratio of Net Investment
Income to Average Net Assets                                        1.23%(4)
-----------------------------
Portfolio Turnover Rate                                               83%(5)
-----------------------------
Net Assets, End of Period
(in thousands)                                                        $7,085
-------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through September 30, 2004
   (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended September 30, 2004.

See Notes to Financial Statements.

------
45

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
                                2004(1)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period             $9.71          $6.44          $8.62          $6.60          $5.04           $4.73
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)       0.01           0.05           0.03           0.02           0.07            0.05
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.22           3.26          (1.87)          2.20           1.74            0.60
---------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.23           3.31          (1.84)          2.22           1.81            0.65
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income             (0.01)         (0.04)         (0.02)         (0.02)         (0.05)         (0.06)
-----------------------------
  From Net
  Realized Gains                   --             --          (0.32)         (0.18)         (0.20)         (0.28)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.01)         (0.04)         (0.34)         (0.20)         (0.25)         (0.34)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.93          $9.71          $6.44          $8.62          $6.60           $5.04
=====================================================================================================================
  TOTAL RETURN(3)                2.33%         51.53%       (21.55)%         33.97%         36.51%         14.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets         1.25%(4)          1.26%          1.25%          1.25%          1.25%          1.25%
-----------------------------
Ratio of Net Investment
Income to Average Net Assets  0.29%(4)           0.59%         0.37%          0.27%          1.10%          1.04%
-----------------------------
Portfolio Turnover Rate            57%            110%          104%            73%           144%           178%
-----------------------------
Net Assets, End of Period
(in thousands)              $1,129,171      $1,050,500      $670,755     $1,305,952       $225,517        $17,690
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
46

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------
                               2004(1)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period            $9.72          $6.45          $8.63          $6.61          $5.04           $4.74
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)      0.02           0.07           0.04           0.03           0.07            0.07
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.22           3.26          (1.87)          2.20           1.76            0.58
---------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.24           3.33          (1.83)          2.23           1.83            0.65
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income            (0.01)         (0.06)         (0.03)         (0.03)         (0.06)         (0.07)
-----------------------------
  From Net
  Realized Gains                  --             --          (0.32)         (0.18)         (0.20)         (0.28)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions          (0.01)         (0.06)         (0.35)         (0.21)         (0.26)         (0.35)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $9.95          $9.72          $6.45          $8.63          $6.61           $5.04
=====================================================================================================================

  TOTAL RETURN(3)               2.48%         51.75%       (21.38)%         34.11%         36.99%         14.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets        1.05%(4)          1.06%          1.05%          1.05%          1.05%          1.05%
-----------------------------
Ratio of Net Investment
Income to Average Net Assets 0.49%(4)          0.79%          0.57%          0.47%          1.30%          1.24%
-----------------------------
Portfolio Turnover Rate           57%           110%           104%            73%           144%           178%
-----------------------------
Net Assets, End of Period
(in thousands)               $214,007       $170,784        $79,546        $83,712         $8,593         $2,359
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
47

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
                               2004(1)         2004           2003           2002           2001          2000(2)
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period            $9.71          $6.43          $8.62          $6.60          $5.04           $4.73
---------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)        --           0.03           0.01             --(4)        0.05            0.03
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.22           3.27          (1.87)          2.21           1.75            0.29
---------------------------------------------------------------------------------------------------------------------
  Total From
Investment Operations           0.22           3.30          (1.86)          2.21           1.80            0.32
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income               --(4)       (0.02)         (0.01)         (0.01)         (0.04)         (0.01)
-----------------------------
  From Net
  Realized Gains                  --             --          (0.32)         (0.18)         (0.20)            --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions             --(4)       (0.02)         (0.33)         (0.19)         (0.24)         (0.01)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $9.93          $9.71          $6.43          $8.62          $6.60           $5.04
=====================================================================================================================
  TOTAL RETURN(5)               2.27%         51.38%       (21.85)%         33.74%         36.18%          6.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets        1.50%(6)          1.51%          1.50%          1.50%          1.50%       1.50%(6)
-----------------------------
Ratio of Net Investment
Income to Average Net Assets 0.04%(6)          0.34%          0.12%          0.02%          0.85%       2.21%(6)
-----------------------------
Portfolio Turnover Rate           57%           110%           104%            73%           144%        178%(7)
-----------------------------
Net Assets, End of Period
(in thousands)               $515,847       $432,261       $173,064       $182,986        $20,600            $91
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) December 31, 1999 (commencement of sale) through March 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2000.

See Notes to Financial Statements.

------
48

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                      C CLASS
-----------------------------------------------------------------------------------------
                                 2004(1)         2004           2003          2002(2)
-----------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period              $9.57          $6.35          $8.59           $7.57
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(3)         (0.03)         (0.03)         (0.04)          (0.05)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.20           3.25          (1.88)           1.23
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.17           3.22          (1.92)           1.18
-----------------------------------------------------------------------------------------

Distributions
-----------------------------
  From Net
  Investment Income                 --             --             --              --(4)
-----------------------------
  From Net
  Realized Gains                    --             --          (0.32)          (0.16)
-----------------------------------------------------------------------------------------
  Total Distributions               --             --          (0.32)          (0.16)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.74          $9.57          $6.35           $8.59
=========================================================================================
  TOTAL RETURN(5)                 1.78%         50.71%        (22.58)%         15.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets          2.25%(6)          2.26%           2.25%       2.25%(6)
-----------------------------
Ratio of Net Investment
Loss to Average Net Assets   (0.71)%(6)        (0.41)%         (0.63)%     (0.78)%(6)
-----------------------------
Portfolio Turnover Rate             57%           110%            104%         73%(7)
-----------------------------
Net Assets, End of Period
(in thousands)                   $3,678         $3,711          $2,936         $3,997
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) June 1, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
49

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Three classes of shares are authorized for sale by Mid Cap Value: Investor Class, Institutional Class and Advisor Class. Advisor Class had not commenced sale as of September 30,
2004. Four classes of shares are authorized for sale by Small Cap Value:
Investor Class, Institutional Class, Advisor Class, and C Class. The total expense ratios of Advisor, C, and R Class shares are higher than that of
Investor Class shares. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available  for purchase in two ways: 1) directly from
American Century without  any commissions or other fees; or  2) through a broker-dealer, which  may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00%. There is no CDSC
on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and  distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
50

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment  Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the  Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
51

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The funds also makes their complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling 1-800-345-2021.

------
52

Index Definitions

The following indices are used to illustrate investment market, sector,  or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market  capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL MIDCAP VALUE INDEX measures the performance of those
Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P SMALLCAP 600 INDEX,  a capitalization-weighted index  consisting of 600 domestic stocks, measures the small company segment of the U.S. market. The S&P
SMALLCAP 600/BARRA VALUE INDEX is a capitalization-weighted index consisting of
S&P SmallCap 600 stocks with lower price-to-book ratios that are slower growing or undervalued.

------
53

Notes

------
54

Notes

------
55

Notes

------
56

[inside back cover - blank page]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Services Corporation.

0411                                American Century Investment Services, Inc.
SH-SAN-40409S                    (c)2004 American Century Services Corporation

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side steel bridges]

Value Fund
Large Company Value Fund

[american century investments logo and text logo]

Our Message to You.......................................................   1

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Value and Large
Company Value funds for the six months ended September 30, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 --------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE      INCEPTION
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS          19.56%    9.25%     13.08%    12.45%       9/1/93
--------------------------------------------------------------------------------
 RUSSELL 3000
 VALUE INDEX             20.89%    5.03%     12.50%    11.23%(1)      --
--------------------------------------------------------------------------------
 S&P 500 INDEX           13.87%   -1.31%     11.08%    10.23%(1)      --
--------------------------------------------------------------------------------
 LIPPER MULTI-CAP
 VALUE INDEX             17.61%    5.90%     10.90%    10.19%(1)      --
--------------------------------------------------------------------------------
 Institutional Class     19.77%    9.49%       --       8.18%       7/31/97
--------------------------------------------------------------------------------
 Advisor Class           19.27%    8.99%       --      10.34%       10/2/96
--------------------------------------------------------------------------------
 A Class                                                            1/31/03
  No sales charge*       19.41%     --         --      22.20%
  With sales charge*     12.51%     --         --      17.95%
--------------------------------------------------------------------------------
 B Class                                                            1/31/03
  No sales charge*       18.74%     --         --      21.44%
  With sales charge*     14.74%     --         --      19.32%
--------------------------------------------------------------------------------
 C Class                 18.68%     --         --       5.46%       6/4/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                    1995    1996    1997    1998    1999    2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
 Investor Class    23.88%  22.15%  37.80%  -5.98%  12.04%   2.95%   12.36%   -8.55%  23.02%  19.56%
----------------------------------------------------------------------------------------------------
 Russell 3000
 Value Index       26.72%  17.48%  42.33%   1.96%  17.64%   9.35%   -7.98%  -15.89%  24.89%  20.89%
----------------------------------------------------------------------------------------------------
 S&P 500 Index     29.75%  20.33%  40.45%   9.05%  27.80%  13.28%  -26.62%  -20.49%  24.40%  13.87%
----------------------------------------------------------------------------------------------------
 Lipper Multi-Cap
 Value Index       23.51%  16.13%  37.54%  -7.19%  15.36%  10.61%   -6.04%  -14.25%  27.08%  17.61%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Value - Portfolio Commentary

[photo of Michael Liss, Phil Davidson, and Scott Moore]

PORTFOLIO MANAGERS ON THE VALUE INVESTMENT TEAM (LEFT TO RIGHT): MICHAEL LISS,
PHIL DAVIDSON, AND SCOTT MOORE.

Value gained 2.02%* for the six months ended September 30, 2004, outperforming the Lipper Multi-Cap Value Index, which was up 0.85%. The S&P 500 Index, representative of the broad market, was down 0.18% for the period.

Value's long-term performance against its benchmark has been strong. From the fund's inception on September 1, 1993, Value has produced an average annualized total return of 12.45%, significantly ahead of the 10.19% figure posted by the
Lipper Multi-Cap Value Index**. The S&P 500 Index has registered a 10.23%
average annualized return during Value's lifetime**.

CLIMATE OF UNCERTAINTY

Common stock investors contended with a number of issues during the period.
Chief among them were the continuing violence in Iraq, surging energy prices, three interest-rate increases by the Federal Reserve, and concerns about the slowing rate of growth of corporate earnings. In this climate of uncertainty, value stocks led their growth counterparts across the capitalization range, with both large and small value companies providing better returns.

STRENGTH AMONG INDUSTRIALS

Industrials proved to be Value's biggest contributor to absolute performance.
Investments in aerospace and defense businesses were led by Raytheon Co. and
Lockheed Martin Corp. Both reported strong defense system sales due to increased defense spending and the military activity in Iraq. Raytheon was further aided by operational improvements during the period.

Electrical equipment makers Thomas & Betts Corp. and Emerson Electric Co. were also positive contributors. Thomas & Betts saw the positive effects of changes made in its structure, processes, and operations during the past few years while enjoying higher sales volumes.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Union Pacific Corp.                       3.6%                  3.0%
--------------------------------------------------------------------------------
Kraft Foods Inc.                          2.9%                  2.1%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.8%                  4.0%
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                           2.8%                  2.3%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                            2.6%                  1.8%
--------------------------------------------------------------------------------
New York Times Co.
(The) Cl A                                2.5%                  1.0%
--------------------------------------------------------------------------------
Republic
Services, Inc. Cl A                       2.4%                   --
--------------------------------------------------------------------------------
Edwards (A.G.), Inc.                      2.2%                  1.7%
--------------------------------------------------------------------------------
Unilever N.V.
New York Shares                           2.2%                  0.9%
--------------------------------------------------------------------------------
Royal Dutch
Petroleum Co.
New York Shares                           2.2%                  3.5%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.

**From 8/31/1993, the date nearest the Investor Class's
  inception for which data are available.                            (continued)

------
4

Value - Portfolio Commentary

Emerson also benefited from stronger demand and maintains a strong financial position. Lastly, our process led us to high-quality industrial supplier,  W.W.
Grainger Inc., which further added to performance.

ENERGY A PLUS

Value's investments in major oil and gas producers generated good results.
Exxon Mobil Corp. and Royal Dutch Petroleum were both top contributors, as they benefited from rising demand for energy worldwide and concern that violence in
Iraq could disrupt Middle Eastern oil shipments.

SUCCESS WITH FINANCIALS

Value's stake in financials, on average its largest sector exposure, also benefited the fund. Commercial banks were a strong source of performance, led by
Bank of America, the nation's third-largest bank by assets. Bank of America strengthened its competitive position by acquiring FleetBoston Financial Corp.
in April. Our investments in the insurance market also proved beneficial. Two important names were Genworth Financial Inc. (formerly part of GE Financial) and
MetLife Inc.

TECHNOLOGY HAMPERS RESULTS

Technology holdings detracted the most from absolute performance during the period. Synopsys Inc., which provides software for semiconductor manufacturers, was the portfolio's largest detractor in absolute terms.  Its shares declined after Synopsys announced that lower bookings would cause its fiscal year results to fall far short of expectations. Our second-largest detractor was electrical equipment maker AVX Corp. We continue to own both positions.

CONSUMER DISCRETIONARY COMPANIES DETRACT

In the consumer discretionary sector, Value was slowed by media companies. The fund's shares of The New York Times Co. fell during the period, reflecting a pull-back in movie, real estate, and technology advertising.

The auto components industry also detracted, with both Superior Industries
International Inc. and TRW Automotive Holdings Corp. losing ground.

Looking ahead, we will continue to adhere to our discipline of buying fundamentally sound businesses that we believe have transitory issues affecting the price of their stock.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Insurance                                 9.7%                 10.0%
--------------------------------------------------------------------------------
Commercial Banks                          6.7%                  7.9%
--------------------------------------------------------------------------------
Oil & Gas                                 6.0%                  9.3%
--------------------------------------------------------------------------------
Food Products                             6.0%                  4.5%
--------------------------------------------------------------------------------
Media                                     5.9%                  2.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks                            98.2%                 98.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          1.7%                  1.3%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                    0.5%                  1.3%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                              100.4%                101.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                          (0.4)%                (1.3)%
--------------------------------------------------------------------------------

------
5

Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
           339,764  Honeywell International Inc.                  $   12,183,937
--------------------------------------------------------------------------------
           151,600  Northrop Grumman Corp.                             8,084,828
--------------------------------------------------------------------------------
           194,436  Raytheon Company                                   7,384,679
--------------------------------------------------------------------------------
                                                                      27,653,444
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.4%
--------------------------------------------------------------------------------
           613,117  Superior Industries
                    International, Inc.(1)                            18,362,854
--------------------------------------------------------------------------------
         1,099,415  TRW Automotive
                    Holdings Corp.(2)                                 20,723,973
--------------------------------------------------------------------------------
                                                                      39,086,827
--------------------------------------------------------------------------------
BEVERAGES -- 2.7%
--------------------------------------------------------------------------------
           478,379  Anheuser-Busch
                    Companies, Inc.                                   23,895,031
--------------------------------------------------------------------------------
           259,200  Coca-Cola Company (The)                           10,380,960
--------------------------------------------------------------------------------
         1,149,800  Coca-Cola Enterprises                             21,731,220
--------------------------------------------------------------------------------
           379,800  PepsiCo, Inc.                                     18,477,270
--------------------------------------------------------------------------------
                                                                      74,484,481
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 4.7%
--------------------------------------------------------------------------------
         1,756,961  Edwards (A.G.), Inc.                              60,825,990
--------------------------------------------------------------------------------
           752,200  Merrill Lynch & Co., Inc.                         37,399,384
--------------------------------------------------------------------------------
           578,731  Morgan Stanley                                    28,531,438
--------------------------------------------------------------------------------
                                                                     126,756,812
--------------------------------------------------------------------------------
CHEMICALS -- 1.7%
--------------------------------------------------------------------------------
           173,100  du Pont (E.I.) de Nemours & Co.                    7,408,680
--------------------------------------------------------------------------------
           171,799  Ecolab Inc.                                        5,401,361
--------------------------------------------------------------------------------
           382,883  Minerals Technologies Inc.                        22,536,493
--------------------------------------------------------------------------------
           235,000  Rohm and Haas Co.                                 10,097,950
--------------------------------------------------------------------------------
                                                                      45,444,484
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.7%
--------------------------------------------------------------------------------
         1,300,036  Bank of America Corp.                             56,330,561
--------------------------------------------------------------------------------
           364,164  BB&T Corporation                                  14,453,669
--------------------------------------------------------------------------------
           193,058  Marshall & Ilsley Corp.                            7,780,237
--------------------------------------------------------------------------------
         1,076,696  SunTrust Banks, Inc.                              75,810,166
--------------------------------------------------------------------------------
           483,111  Zions Bancorporation                              29,489,095
--------------------------------------------------------------------------------
                                                                     183,863,728
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
         2,167,973  Republic Services, Inc. Cl A                      64,518,877
--------------------------------------------------------------------------------
         1,410,930  Waste Management, Inc.(1)                         38,574,826
--------------------------------------------------------------------------------
                                                                     103,093,703
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
         1,745,458  Nokia Oyj ADR                                     23,947,684
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.4%
--------------------------------------------------------------------------------
           221,700  International Business
                    Machines Corp.                                    19,008,558
--------------------------------------------------------------------------------
         1,354,110  Seagate Technology                                18,307,567
--------------------------------------------------------------------------------
                                                                      37,316,125
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 2.8%
--------------------------------------------------------------------------------
         1,670,462  Martin Marietta
                    Materials, Inc.                               $   75,621,815
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.0%
--------------------------------------------------------------------------------
           247,553  Standard and Poor's 500
                    Depositary Receipt                                27,671,474
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
           786,400  Citigroup Inc.                                    34,695,968
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.7%
--------------------------------------------------------------------------------
           377,359  Commonwealth Telephone
                    Enterprise Inc.(1)(2)                             16,433,984
--------------------------------------------------------------------------------
           261,190  SBC Communications Inc.                            6,777,881
--------------------------------------------------------------------------------
           603,411  Verizon Communications                            23,762,325
--------------------------------------------------------------------------------
                                                                      46,974,190
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.2%
--------------------------------------------------------------------------------
           161,988  Ameren Corp.                                       7,475,746
--------------------------------------------------------------------------------
           441,858  FPL Group, Inc.                                   30,187,738
--------------------------------------------------------------------------------
           653,275  Wisconsin Energy Corp.                            20,839,473
--------------------------------------------------------------------------------
                                                                      58,502,957
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
         1,136,800  American Power
                    Conversion Corp.                                  19,768,952
--------------------------------------------------------------------------------
           756,932  Emerson Electric Co.                              46,846,521
--------------------------------------------------------------------------------
                                                                      66,615,473
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 1.6%
--------------------------------------------------------------------------------
         3,709,965  AVX Corp.(1)                                      43,963,085
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 6.0%
--------------------------------------------------------------------------------
         1,045,626  Campbell Soup Company                             27,489,508
--------------------------------------------------------------------------------
         2,456,941  Kraft Foods Inc.                                  77,934,168
--------------------------------------------------------------------------------
         1,034,090  Unilever N.V. New York Shares                     59,770,402
--------------------------------------------------------------------------------
                                                                     165,194,078
--------------------------------------------------------------------------------
GAS UTILITIES -- 2.3%
--------------------------------------------------------------------------------
         1,021,906  AGL Resources Inc.                                31,444,047
--------------------------------------------------------------------------------
         1,080,795  WGL Holdings Inc.(1)                              30,543,267
--------------------------------------------------------------------------------
                                                                      61,987,314
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
           228,600  Beckman Coulter Inc.                              12,829,032
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 2.9%
--------------------------------------------------------------------------------
           929,051  HCA Inc.                                          35,443,296
--------------------------------------------------------------------------------
         1,002,476  Universal Health
                    Services, Inc. Cl B                               43,607,706
--------------------------------------------------------------------------------
                                                                      79,051,002
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.0%
--------------------------------------------------------------------------------
         1,557,542  Brinker International, Inc.(2)                $   48,517,433
--------------------------------------------------------------------------------
           996,700  Outback Steakhouse, Inc.                          41,392,951
--------------------------------------------------------------------------------
           255,294  Speedway Motorsports Inc.(1)                       8,508,949
--------------------------------------------------------------------------------
           284,900  Wendy's International, Inc.                        9,572,640
--------------------------------------------------------------------------------
                                                                     107,991,973
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.7%
--------------------------------------------------------------------------------
           752,332  Newell Rubbermaid Inc.                            15,076,733
--------------------------------------------------------------------------------
           526,950  Whirlpool Corp.                                   31,664,426
--------------------------------------------------------------------------------
                                                                      46,741,159
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           134,090  Clorox Company                                     7,146,997
--------------------------------------------------------------------------------
           424,657  Kimberly-Clark Corp.                              27,428,596
--------------------------------------------------------------------------------
                                                                      34,575,593
--------------------------------------------------------------------------------
INSURANCE -- 9.7%
--------------------------------------------------------------------------------
           518,796  American International
                    Group, Inc.                                       35,272,940
--------------------------------------------------------------------------------
               245  Berkshire
                    Hathaway Inc. Cl A(2)                             21,229,250
--------------------------------------------------------------------------------
           690,151  Chubb Corp.                                       48,503,813
--------------------------------------------------------------------------------
         1,175,202  Horace Mann Educators Corp.                       20,660,051
--------------------------------------------------------------------------------
           582,846  Jefferson-Pilot Corp.                             28,944,132
--------------------------------------------------------------------------------
         1,527,174  Marsh & McLennan
                    Companies Inc.                                    69,883,483
--------------------------------------------------------------------------------
         1,086,883  MetLife, Inc.                                     42,008,028
--------------------------------------------------------------------------------
                                                                     266,501,697
--------------------------------------------------------------------------------
IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
           645,737  DST Systems, Inc.(2)                              28,715,924
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
           417,871  Mattel, Inc.                                       7,576,001
--------------------------------------------------------------------------------
MACHINERY -- 1.0%
--------------------------------------------------------------------------------
           686,947  Dover Corp.                                       26,701,630
--------------------------------------------------------------------------------
MEDIA -- 5.9%
--------------------------------------------------------------------------------
           475,381  ADVO, Inc.                                        14,708,288
--------------------------------------------------------------------------------
           862,500  Dow Jones & Co. Inc.                              35,026,125
--------------------------------------------------------------------------------
         1,769,966  New York Times Co.
                    (The) Cl A                                        69,205,670
--------------------------------------------------------------------------------
           448,418  Tribune Co.                                       18,452,401
--------------------------------------------------------------------------------
           768,879  Valassis
                    Communications, Inc.(2)                           22,743,441
--------------------------------------------------------------------------------
                                                                     160,135,925
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.5%
--------------------------------------------------------------------------------
           714,400  Dollar General Corp.                              14,395,160
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

OIL & GAS -- 6.0%
--------------------------------------------------------------------------------
           539,281  BP plc ADR                                    $   31,024,836
--------------------------------------------------------------------------------
           252,400  ConocoPhillips                                    20,911,340
--------------------------------------------------------------------------------
         1,143,928  Exxon Mobil Corp.                                 55,286,040
--------------------------------------------------------------------------------
         1,143,966  Royal Dutch Petroleum Co.
                    New York Shares                                   59,028,646
--------------------------------------------------------------------------------
                                                                     166,250,862
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.5%
--------------------------------------------------------------------------------
           747,034  Abbott Laboratories                               31,644,360
--------------------------------------------------------------------------------
         2,020,148  Bristol-Myers Squibb Co.                          47,816,903
--------------------------------------------------------------------------------
           840,987  Merck & Co., Inc.                                 27,752,571
--------------------------------------------------------------------------------
           385,065  Schering-Plough Corp.                              7,339,339
--------------------------------------------------------------------------------
         1,161,400  Watson
                    Pharmaceuticals, Inc.(2)                          34,214,844
--------------------------------------------------------------------------------
                                                                     148,768,017
--------------------------------------------------------------------------------
ROAD & RAIL -- 3.6%
--------------------------------------------------------------------------------
         1,657,325  Union Pacific Corp.                               97,119,245
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
         1,422,411  Intel Corp.                                       28,533,565
--------------------------------------------------------------------------------
           769,753  Teradyne, Inc.(2)                                 10,314,690
--------------------------------------------------------------------------------
                                                                      38,848,255
--------------------------------------------------------------------------------
SOFTWARE -- 3.4%
--------------------------------------------------------------------------------
           393,246  Microsoft Corporation                             10,873,252
--------------------------------------------------------------------------------
         1,085,638  Reynolds & Reynolds Co. Cl A                      26,782,689
--------------------------------------------------------------------------------
         3,461,502  Synopsys, Inc.(2)                                 54,795,577
--------------------------------------------------------------------------------
                                                                      92,451,518
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.4%
--------------------------------------------------------------------------------
           238,900  Sherwin-Williams Co.                              10,502,044
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
--------------------------------------------------------------------------------
           466,747  Jones Apparel Group, Inc.                         16,709,543
--------------------------------------------------------------------------------
           459,799  Liz Claiborne, Inc.                               17,343,618
--------------------------------------------------------------------------------
                                                                      34,053,161
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.1%
--------------------------------------------------------------------------------
           714,087  Freddie Mac                                       46,587,037
--------------------------------------------------------------------------------
           138,457  MGIC Investment Corp.                              9,214,313
--------------------------------------------------------------------------------
                                                                      55,801,350
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,519,906,941)                                              2,671,883,190
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Value - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.7%
--------------------------------------------------------------------------------

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 8.125%-8.875%,
2/15/19-5/15/21, valued at $47,237,396),
in a joint trading account at 1.63%,
dated 9/30/04, due 10/1/04
(Delivery value $46,002,083)
(Cost $46,000,000)                                                $   46,000,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 0.5%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency
obligations), 1.875%, dated 9/30/04,
due 10/1/04 (delivery value $7,508,325)                                7,507,934
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
        $5,002,395  Allstate Financial Global
                    Funding, VRN, 2.10%,
                    10/1/04, resets daily off
                    the Federal Funds rate
                    plus 0.34% with no caps
                    (Acquired 9/30/04,
                    Cost $5,008,318)(4)                           $    5,008,318
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $12,516,252)                                                    12,516,252
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.4%
(Cost $2,578,423,193)                                              2,730,399,442
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.4)%                                               (10,330,932)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $2,720,068,510
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell       Settlement Date         Value      Unrealized Loss
--------------------------------------------------------------------------------
 52,199,821  Euro for USD      10/29/04         $ 64,877,206     $  (660,463)
--------------------------------------------------------------------------------
 29,552,476  Euro for USD      10/29/04           36,729,667        (388,101)
--------------------------------------------------------------------------------
 33,582,361  Euro for USD      10/29/04           41,738,260        (434,811)
--------------------------------------------------------------------------------
 10,238,596  GBP for USD       10/29/04           18,510,827          (5,569)
--------------------------------------------------------------------------------
  6,944,583  GBP for USD       10/29/04           12,555,430          (3,568)
--------------------------------------------------------------------------------
                                                $174,411,390     $(1,492,512)
                                             ===================================
(Value on Settlement Date $172,918,878)

*Forward foreign currency exchange contracts are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
GBP = British Pound
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) Security, or a portion thereof, was on loan as of September 30, 2004.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at September 30, 2004, was
    $5,008,318, which represented 0.2% of net assets.

See Notes to Financial Statements.

------
8

Large Company Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                          ------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                               1 YEAR      5 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                18.84%       7.12%       5.04%        7/30/99
--------------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX      20.52%       4.31%       2.70%(1)        --
--------------------------------------------------------------------------------
 S&P 500 INDEX                 13.87%      -1.31%      -1.89%(1)       --
--------------------------------------------------------------------------------
 Institutional Class           19.07%        --         4.79%        8/10/01
--------------------------------------------------------------------------------
 Advisor Class                 18.54%        --         7.65%       10/26/00
--------------------------------------------------------------------------------
 A Class                                                             1/31/03
  No sales charge*             18.54%        --        20.80%
  With sales charge*           11.75%        --        16.60%
--------------------------------------------------------------------------------
 B Class                                                             1/31/03
  No sales charge*             17.86%        --        20.04%
  With sales charge*           13.86%        --        17.89%
--------------------------------------------------------------------------------
 C Class                       17.89%        --         5.88%        11/7/01
--------------------------------------------------------------------------------
 R Class                       18.24%        --        15.40%        8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 7/31/99, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
9

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
-----------------------------------------------------------------------------------
                             1999*    2000      2001      2002     2003     2004
-----------------------------------------------------------------------------------
 Investor Class             -8.56%    5.67%     4.99%   -13.70%   23.93%   18.84%
-----------------------------------------------------------------------------------
 Russell 1000 Value Index   -7.08%    8.91%    -8.91%   -16.95%   24.37%   20.52%
-----------------------------------------------------------------------------------
 S&P 500 Index              -3.22%   13.28%   -26.62%   -20.49%   24.40%   13.87%
-----------------------------------------------------------------------------------

*From 7/30/99, the Investor Class's inception date. Index data from 7/31/99, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Large Company Value -
Portfolio Commentary

[photo of Brendan Healy, Chuck Ritter, and Mark Mallon]

PORTFOLIO MANAGERS ON THE LARGE COMPANY VALUE INVESTMENT TEAM (LEFT TO RIGHT):
BRENDAN HEALY, CHUCK RITTER, AND MARK MALLON.

For the six months ended September 30, 2004, Large Company Value gained 2.20%*, underperforming the 2.44% return posted by its benchmark, the Russell 1000 Value
Index. For the same time period, the S&P 500, considered representative of the broader market, declined 0.18%.

Large Company Value's long-term performance against its benchmark has been strong. Since the portfolio's July 30, 1999 inception, it has posted an average annual return of 5.04%, outperforming both the 2.70% return posted by the
Russell 1000 Value Index and the 1.89% retreat of the S&P 500 for the same period**.

STOCKS FACE HEADWINDS

Stocks contended with a number of headwinds during the period. Chief among them were the continuing violence in Iraq, surging energy prices, three interest-rate increases by the Federal Reserve, and concerns about the slowing rate of growth of corporate earnings. In this climate of uncertainty, both large and small value stocks provided relatively better returns versus the broad market.

ENERGY: THE STRONGEST FINISH

Investments in the energy sector provided the best contribution to absolute performance during the period. While global demand increased, continued conflict in Iraq alongside political turbulence in Nigeria, Africa's top oil exporter, generated anxiety about tightening oil supply. These factors were powerful catalysts that sent oil prices to record highs and underpinned gains for major oil and gas companies. Nearly all of our holdings posted gains, and Exxon Mobil
Corp. ranked among the portfolio's top contributors. ChevronTexaco Corp. and
Royal Dutch Petroleum Co. also significantly contributed to returns.

INDUSTRIALS PROVIDE LIFT

Industrials provided substantial lift, with aerospace and defense firms leading the way. Increased activity in its Integrated Defense Systems business

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Citigroup Inc.                            4.5%                  4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.1%                  3.8%
--------------------------------------------------------------------------------
Freddie Mac                               3.7%                  3.7%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.2%                  2.3%
--------------------------------------------------------------------------------
Royal Dutch
Petroleum Co.
New York Shares                           2.7%                  2.5%
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        2.4%                  3.2%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.1%                  2.1%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                       1.9%                  1.9%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1.7%                  1.4%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   1.6%                   --
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.

**From 7/31/1999, the date nearest the Investor Class's
  inception for which data are available.                            (continued)

------
11

Large Company Value -
Portfolio Commentary

segment contributed to top- and bottom-line growth for Boeing Co. Honeywell
International and Raytheon Co. were other noteworthy names. During the period,
Raytheon settled class-action litigation and announced strong sales of its defense systems. We sold Honeywell and Raytheon when they no longer met our valuation criteria.

MATERIALS: ANOTHER BRIGHT SPOT

Large Company Value's interest in the materials sector also delivered a significant contribution to performance as climbing commodity prices supported earnings strength in the group. Steel producer Nucor Corp., from the metals and mining industry, was one standout. Nucor booked powerful gains during the period because of record production and shipment levels that drove an 82% increase in second-quarter sales compared to second quarter 2003. The stock jumped nearly
50% during the six-month period.

CONSUMER STOCKS DAMPEN RETURNS

On the downside, general uncertainty about the economy, a lackluster job market and rising consumer and gasoline prices prompted consumers to rein in spending.
Consequently, companies in the consumer discretionary sector came under pressure, and our position in this troubled area hindered performance. While we avoided broader damage in the sector, many of our holdings were nonetheless swept lower in the downdraft. Our stake in major multi-line retailers paced declines in the group and yielded a top detractor. May Department Stores Co., which recently completed its acquisition of Marshall Field's stores, struggled against slowing overall sales, and its stock fell sharply during the period.

At the same time, consumer staples firms--companies that produce goods that are always in demand--slipped lower, and our interest in this group also detracted from performance. Tobacco firm Altria Group Inc. and consumer products giant
Unilever, whose brands include Lipton and Pond's, were two top detractors.

LOOKING AHEAD

Large Company Value will continue to follow its investment discipline of searching for large, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Commercial Banks                         10.9%                 12.1%
--------------------------------------------------------------------------------
Oil & Gas                                 9.9%                  9.9%
--------------------------------------------------------------------------------
Insurance                                 6.3%                  6.2%
--------------------------------------------------------------------------------
Diversified
Financial Services                        6.0%                  4.5%
--------------------------------------------------------------------------------
Thrifts & Mortgage
Finance                                   5.6%                  5.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks                            96.4%                 95.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          4.2%                  4.6%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                              100.6%                100.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                          (0.6)%                (0.4)%
--------------------------------------------------------------------------------

------
12

Large Company Value -
Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.4%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
           123,600  Boeing Co.                                      $  6,380,232
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
           100,400  Lear Corporation                                   5,466,780
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
           112,100  General Motors Corp.                               4,762,008
--------------------------------------------------------------------------------
            64,200  Toyota Motor Corp. ADR                             4,903,596
--------------------------------------------------------------------------------
                                                                       9,665,604
--------------------------------------------------------------------------------
BEVERAGES -- 1.7%
--------------------------------------------------------------------------------
            66,800  Adolph Coors Company Cl B                          4,537,056
--------------------------------------------------------------------------------
           119,500  Coca-Cola Company (The)                            4,785,975
--------------------------------------------------------------------------------
           214,500  Pepsi Bottling Group Inc.                          5,823,675
--------------------------------------------------------------------------------
                                                                      15,146,706
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.6%
--------------------------------------------------------------------------------
           236,400  Merrill Lynch & Co., Inc.                         11,753,808
--------------------------------------------------------------------------------
           238,700  Morgan Stanley                                    11,767,910
--------------------------------------------------------------------------------
                                                                      23,521,718
--------------------------------------------------------------------------------
CHEMICALS -- 1.2%
--------------------------------------------------------------------------------
           172,900  PPG Industries, Inc.                              10,595,312
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 10.9%
--------------------------------------------------------------------------------
           664,000  Bank of America Corp.                             28,771,120
--------------------------------------------------------------------------------
           219,900  KeyCorp                                            6,948,840
--------------------------------------------------------------------------------
           264,700  National City Corp.                               10,222,714
--------------------------------------------------------------------------------
           188,100  PNC Financial Services Group                      10,176,210
--------------------------------------------------------------------------------
           426,600  U.S. Bancorp                                      12,328,740
--------------------------------------------------------------------------------
           261,100  Wachovia Corp.                                    12,258,645
--------------------------------------------------------------------------------
           321,400  Wells Fargo & Co.                                 19,165,082
--------------------------------------------------------------------------------
                                                                      99,871,351
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
           187,700  R.R. Donnelley & Sons Company                      5,878,764
--------------------------------------------------------------------------------
           227,500  Waste Management, Inc.                             6,219,850
--------------------------------------------------------------------------------
                                                                      12,098,614
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.8%
--------------------------------------------------------------------------------
           935,000  Hewlett-Packard Co.                               17,531,250
--------------------------------------------------------------------------------
            87,900  International Business
                    Machines Corp.                                     7,536,546
--------------------------------------------------------------------------------
                                                                      25,067,796
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.4%
--------------------------------------------------------------------------------
           194,400  Standard and Poor's 500
                    Depositary Receipt                                21,730,032
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 6.0%
--------------------------------------------------------------------------------
           916,000  Citigroup Inc.                                    40,413,920
--------------------------------------------------------------------------------
           358,700  J.P. Morgan Chase & Co.                           14,251,151
--------------------------------------------------------------------------------
                                                                      54,665,071
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.3%
--------------------------------------------------------------------------------
           138,000  ALLTEL Corp.                                    $  7,577,580
--------------------------------------------------------------------------------
           268,500  AT&T Corp.                                         3,844,920
--------------------------------------------------------------------------------
           348,100  BellSouth Corp.                                    9,440,472
--------------------------------------------------------------------------------
           477,500  SBC Communications Inc.                           12,391,125
--------------------------------------------------------------------------------
           427,000  Sprint Corp.                                       8,595,510
--------------------------------------------------------------------------------
           156,300  Verizon Communications                             6,155,094
--------------------------------------------------------------------------------
                                                                      48,004,701
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.4%
--------------------------------------------------------------------------------
           342,300  Exelon Corporation                                12,558,987
--------------------------------------------------------------------------------
           201,200  PPL Corporation                                    9,492,616
--------------------------------------------------------------------------------
                                                                      22,051,603
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.3%
--------------------------------------------------------------------------------
           140,700  CVS Corp.                                          5,927,691
--------------------------------------------------------------------------------
           405,800  Kroger Co. (The)(1)                                6,298,016
--------------------------------------------------------------------------------
                                                                      12,225,707
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
           200,500  H.J. Heinz Company                                 7,222,010
--------------------------------------------------------------------------------
           263,800  Sara Lee Corp.                                     6,030,468
--------------------------------------------------------------------------------
           125,000  Unilever N.V. New York Shares                      7,225,000
--------------------------------------------------------------------------------
                                                                      20,477,478
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           252,400  NiSource Inc.                                      5,302,924
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
           250,500  Baxter International, Inc.                         8,056,080
--------------------------------------------------------------------------------
            68,000  Becton Dickinson & Co.                             3,515,600
--------------------------------------------------------------------------------
                                                                      11,571,680
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 2.0%
--------------------------------------------------------------------------------
           111,500  AmerisourceBergen Corp.                            5,988,665
--------------------------------------------------------------------------------
            86,400  CIGNA Corp.                                        6,016,032
--------------------------------------------------------------------------------
           160,000  HCA Inc.                                           6,104,000
--------------------------------------------------------------------------------
                                                                      18,108,697
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS
& LEISURE -- 2.0%
--------------------------------------------------------------------------------
           101,100  Harrah's Entertainment, Inc.                       5,356,278
--------------------------------------------------------------------------------
           458,400  McDonald's Corporation                            12,848,952
--------------------------------------------------------------------------------
                                                                      18,205,230
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.0%
--------------------------------------------------------------------------------
            61,100  Black & Decker Corporation                         4,731,584
--------------------------------------------------------------------------------
           316,200  Newell Rubbermaid Inc.                             6,336,648
--------------------------------------------------------------------------------
            85,800  Snap-on Incorporated                               2,364,648
--------------------------------------------------------------------------------
            72,300  Whirlpool Corp.                                    4,344,507
--------------------------------------------------------------------------------
                                                                      17,777,387
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
13

Large Company Value -
Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.1%
--------------------------------------------------------------------------------
           308,800  General Electric Co.                            $ 10,369,504
--------------------------------------------------------------------------------
           283,700  Tyco International Ltd.                            8,698,242
--------------------------------------------------------------------------------
                                                                      19,067,746
--------------------------------------------------------------------------------
INSURANCE -- 6.3%
--------------------------------------------------------------------------------
           252,000  Allstate Corp.                                    12,093,480
--------------------------------------------------------------------------------
           145,600  American International
                    Group, Inc.                                        9,899,344
--------------------------------------------------------------------------------
           165,400  Hartford Financial
                    Services Group Inc. (The)                         10,243,222
--------------------------------------------------------------------------------
           165,400  Loews Corp.                                        9,675,900
--------------------------------------------------------------------------------
           171,000  Marsh & McLennan
                    Companies Inc.                                     7,824,960
--------------------------------------------------------------------------------
           132,800  Torchmark Corp.                                    7,062,304
--------------------------------------------------------------------------------
                                                                      56,799,210
--------------------------------------------------------------------------------
IT SERVICES -- 2.1%
--------------------------------------------------------------------------------
           166,600  Computer Sciences Corp.(1)                         7,846,860
--------------------------------------------------------------------------------
           271,100  Electronic Data Systems Corp.                      5,256,629
--------------------------------------------------------------------------------
           161,300  Fiserv, Inc.(1)                                    5,622,918
--------------------------------------------------------------------------------
                                                                      18,726,407
--------------------------------------------------------------------------------
MACHINERY -- 2.2%
--------------------------------------------------------------------------------
           149,600  Dover Corp.                                        5,814,952
--------------------------------------------------------------------------------
           123,800  Ingersoll-Rand Company                             8,414,686
--------------------------------------------------------------------------------
            99,300  Parker-Hannifin Corp.                              5,844,798
--------------------------------------------------------------------------------
                                                                      20,074,436
--------------------------------------------------------------------------------
MEDIA -- 2.6%
--------------------------------------------------------------------------------
           111,000  Gannett Co., Inc.                                  9,297,360
--------------------------------------------------------------------------------
           731,700  Time Warner Inc.(1)                               11,809,638
--------------------------------------------------------------------------------
            65,300  Viacom, Inc. Cl B                                  2,191,468
--------------------------------------------------------------------------------
                                                                      23,298,466
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
           241,900  Alcoa Inc.                                         8,125,421
--------------------------------------------------------------------------------
            74,500  Nucor Corp.                                        6,807,065
--------------------------------------------------------------------------------
                                                                      14,932,486
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
           390,200  May Department
                    Stores Co. (The)                                  10,000,826
--------------------------------------------------------------------------------
           129,500  Sears, Roebuck & Co.                               5,160,575
--------------------------------------------------------------------------------
                                                                      15,161,401
--------------------------------------------------------------------------------
OIL & GAS -- 9.9%
--------------------------------------------------------------------------------
           291,400  ChevronTexaco Corp.                               15,630,696
--------------------------------------------------------------------------------
           156,900  ConocoPhillips                                    12,999,165
--------------------------------------------------------------------------------
           773,100  Exxon Mobil Corp.                                 37,363,923
--------------------------------------------------------------------------------
           465,800  Royal Dutch Petroleum Co.
                    New York Shares                                   24,035,280
--------------------------------------------------------------------------------
                                                                      90,029,064
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           161,000  Weyerhaeuser Co.                                $ 10,703,280
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.8%
--------------------------------------------------------------------------------
           246,200  Abbott Laboratories                               10,429,032
--------------------------------------------------------------------------------
           323,800  Bristol-Myers Squibb Co.                           7,664,346
--------------------------------------------------------------------------------
           171,200  Johnson & Johnson                                  9,643,696
--------------------------------------------------------------------------------
           190,900  Merck & Co., Inc.                                  6,299,700
--------------------------------------------------------------------------------
                                                                      34,036,774
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           239,400  Intel Corp.                                        4,802,364
--------------------------------------------------------------------------------
SOFTWARE -- 1.8%
--------------------------------------------------------------------------------
           182,000  Computer Associates
                    International, Inc.                                4,786,600
--------------------------------------------------------------------------------
           424,600  Microsoft Corporation                             11,740,190
--------------------------------------------------------------------------------
                                                                      16,526,790
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.8%
--------------------------------------------------------------------------------
           221,400  Blockbuster Inc.                                   1,680,426
--------------------------------------------------------------------------------
           246,200  Limited Brands                                     5,487,798
--------------------------------------------------------------------------------
                                                                       7,168,224
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS -- 1.7%
--------------------------------------------------------------------------------
           151,900  Liz Claiborne, Inc.                                5,729,668
--------------------------------------------------------------------------------
           106,700  Reebok International Ltd.                          3,918,024
--------------------------------------------------------------------------------
           111,700  VF Corp.                                           5,523,565
--------------------------------------------------------------------------------
                                                                      15,171,257
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 5.6%
--------------------------------------------------------------------------------
           514,100  Freddie Mac                                       33,539,890
--------------------------------------------------------------------------------
            81,900  MGIC Investment Corp.                              5,450,445
--------------------------------------------------------------------------------
           311,200  Washington Mutual, Inc.                           12,161,696
--------------------------------------------------------------------------------
                                                                      51,152,031
--------------------------------------------------------------------------------
TOBACCO -- 1.3%
--------------------------------------------------------------------------------
           255,600  Altria Group Inc.                                 12,023,424
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 0.7%
--------------------------------------------------------------------------------
           246,500  Vodafone Group plc ADR                             5,943,115
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $798,589,234)                                                  873,551,098
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-------
14

Large Company Value -
Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------

Temporary Cash Investments -- 4.2%
--------------------------------------------------------------------------------

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations,
6.25%, 5/15/30, valued at $15,015,531),
in a joint trading account at 1.70%,
dated 9/30/04, due 10/1/04
(Delivery value $14,600,689)                                        $ 14,600,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%,
11/15/28, valued at $23,760,271),
in a joint trading account at 1.68%,
dated 9/30/04, due 10/1/04
(Delivery value $23,301,087)                                          23,300,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $37,900,000)                                                    37,900,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.6%
(Cost $836,489,234)                                                 $911,451,098
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (0.6)%                                            (5,043,281)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $906,407,817
================================================================================

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)    Non-income producing.

See Notes to Financial Statements.

------
15

Shareholder Fee Example (Unaudited)

SHAREHOLDER FEE EXAMPLE

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.
First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
16

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------
                                                               EXPENSES PAID
                                 BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE     4/1/04 -       EXPENSE
                                   4/1/04         9/30/04         9/30/04       RATIO*
------------------------------------------------------------------------------------------
VALUE SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------
ACTUAL:
------------------------------------------------------------------------------------------
 Investor Class                    $1,000       $1,020.20         $5.06          1.00%
------------------------------------------------------------------------------------------
 Institutional Class               $1,000       $1,022.50         $4.06          0.80%
------------------------------------------------------------------------------------------
 Advisor Class                     $1,000       $1,018.90         $6.33          1.25%
------------------------------------------------------------------------------------------
 A Class                           $1,000       $1,020.20         $6.33          1.25%
------------------------------------------------------------------------------------------
 B Class                           $1,000       $1,016.40         $10.11         2.00%
------------------------------------------------------------------------------------------
 C Class                           $1,000       $1,015.20         $10.10         2.00%
------------------------------------------------------------------------------------------
HYPOTHETICAL:
------------------------------------------------------------------------------------------
 Investor Class                    $1,000       $1,020.05         $5.06          1.00%
------------------------------------------------------------------------------------------
 Institutional Class               $1,000       $1,021.06         $4.05          0.80%
------------------------------------------------------------------------------------------
 Advisor Class                     $1,000       $1,018.80         $6.33          1.25%
------------------------------------------------------------------------------------------
 A Class                           $1,000       $1,018.80         $6.33          1.25%
------------------------------------------------------------------------------------------
 B Class                           $1,000       $1,015.04         $10.10         2.00%
------------------------------------------------------------------------------------------
 C Class                           $1,000       $1,015.04         $10.10         2.00%
------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year divided by 365, to reflect the one-half year period.

(continued)

------
17

Shareholder Fee Example (Unaudited)

------------------------------------------------------------------------------------------
                                                               EXPENSES PAID
                                 BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE     4/1/04 -       EXPENSE
                                   4/1/04         9/30/04         9/30/04       RATIO*
------------------------------------------------------------------------------------------
LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------
ACTUAL:
------------------------------------------------------------------------------------------
 Investor Class                    $1,000       $1,022.00         $4.56          0.90%
------------------------------------------------------------------------------------------
 Institutional Class               $1,000       $1,023.00         $3.55          0.70%
------------------------------------------------------------------------------------------
 Advisor Class                     $1,000       $1,020.70         $5.83          1.15%
------------------------------------------------------------------------------------------
 A Class                           $1,000       $1,019.00         $5.82          1.15%
------------------------------------------------------------------------------------------
 B Class                           $1,000       $1,015.20         $9.60          1.90%
------------------------------------------------------------------------------------------
 C Class                           $1,000       $1,016.90         $9.61          1.90%
------------------------------------------------------------------------------------------
 R Class                           $1,000       $1,019.40         $7.09          1.40%
------------------------------------------------------------------------------------------
HYPOTHETICAL:
------------------------------------------------------------------------------------------
 Investor Class                    $1,000       $1,020.56         $4.56          0.90%
------------------------------------------------------------------------------------------
 Institutional Class               $1,000       $1,021.56         $3.55          0.70%
------------------------------------------------------------------------------------------
 Advisor Class                     $1,000       $1,019.30         $5.82          1.15%
------------------------------------------------------------------------------------------
 A Class                           $1,000       $1,019.30         $5.82          1.15%
------------------------------------------------------------------------------------------
 B Class                           $1,000       $1,015.54         $9.60          1.90%
------------------------------------------------------------------------------------------
 C Class                           $1,000       $1,015.54         $9.60          1.90%
------------------------------------------------------------------------------------------
 R Class                           $1,000       $1,018.05         $7.08          1.40%
------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year divided by 365, to reflect the one-half year period.

------
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                     VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,565,906,941 and $836,489,234,
respectively) -- including $12,427,348
and $- of securities loaned, respectively       $2,717,883,190    $911,451,098
----------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $12,516,252 and $-, respectively)          12,516,252              --
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $2,578,423,193 and $836,489,234,
respectively)                                    2,730,399,442     911,451,098
----------------------------------------------
Cash                                                        --       3,036,420
----------------------------------------------
Receivable for investments sold                     47,731,496              --
----------------------------------------------
Receivable for capital shares sold                     149,626       1,430,850
----------------------------------------------
Dividends and interest receivable                    3,240,415       1,180,542
--------------------------------------------------------------------------------
                                                 2,781,520,979     917,098,910
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                                12,516,252              --
----------------------------------------------
Disbursements in excess of demand deposit cash      12,123,965              --
----------------------------------------------
Payable for investments purchased                   33,060,432      10,022,781
----------------------------------------------
Payable for forward foreign
currency exchange contracts                          1,492,512              --
----------------------------------------------
Payable for capital shares redeemed                      1,710           4,761
----------------------------------------------
Accrued management fees                              2,151,504         592,217
----------------------------------------------
Distribution fees payable                               52,315          27,105
----------------------------------------------
Service fees payable                                    53,779          44,229
--------------------------------------------------------------------------------
                                                    61,452,469      10,691,093
--------------------------------------------------------------------------------

NET ASSETS                                      $2,720,068,510    $906,407,817
================================================================================

See Notes to Financial Statements.                                   (continued)

------
19

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                     VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)         $2,269,891,122    $828,476,591
----------------------------------------------
Undistributed net investment income                    523,912         299,961
----------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                  299,169,739       2,669,401
----------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                              150,483,737      74,961,864
--------------------------------------------------------------------------------
                                                $2,720,068,510    $906,407,817
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                      $2,226,140,750    $414,273,584
----------------------------------------------
Shares outstanding                                 284,995,332      69,389,057
----------------------------------------------
Net asset value per share                                $7.81           $5.97
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $233,136,701    $265,096,126
----------------------------------------------
Shares outstanding                                  29,821,405      44,406,720
----------------------------------------------
Net asset value per share                                $7.82           $5.97
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $217,281,264     $51,395,514
----------------------------------------------
Shares outstanding                                  27,824,049       8,609,798
----------------------------------------------
Net asset value per share                                $7.81           $5.97
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $31,497,743    $146,209,876
----------------------------------------------
Shares outstanding                                   4,030,212      24,475,020
----------------------------------------------
Net asset value per share                                $7.82           $5.97
----------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                      $8.30           $6.33
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $3,678,125      $9,306,289
----------------------------------------------
Shares outstanding                                     470,006       1,554,977
----------------------------------------------
Net asset value per share                                $7.83           $5.98
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $8,333,927     $18,568,189
----------------------------------------------
Shares outstanding                                   1,069,832       3,111,005
----------------------------------------------
Net asset value per share                                $7.79           $5.97
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                 N/A      $1,558,239
----------------------------------------------
Shares outstanding                                         N/A         261,038
----------------------------------------------
Net asset value per share                                  N/A           $5.97
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                     VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------
Dividends (net of foreign taxes withheld
of $658,093 and $131,593, respectively)          $  28,693,436     $ 9,951,646
----------------------------------------------
Interest                                               734,588         190,612
----------------------------------------------
Securities lending                                      22,207              --
--------------------------------------------------------------------------------
                                                    29,450,231      10,142,258
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------
Management fees                                     12,826,473       3,073,638
----------------------------------------------
Distribution fees:
----------------------------------------------
  Advisor Class                                        278,888          45,165
----------------------------------------------
  B Class                                               11,823          27,602
----------------------------------------------
  C Class                                               27,512          56,019
----------------------------------------------
Service fees:
----------------------------------------------
  Advisor Class                                        278,888          45,165
----------------------------------------------
  B Class                                                3,941           9,201
----------------------------------------------
  C Class                                                9,171          18,673
----------------------------------------------
Service and distribution fees:
----------------------------------------------
  A Class                                               29,589         145,101
----------------------------------------------
  R Class                                                   --           2,580
----------------------------------------------
Directors' fees and expenses                            24,896           7,123
----------------------------------------------
Other expenses                                          11,963           2,002
--------------------------------------------------------------------------------
                                                    13,503,144       3,432,269
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                               15,947,087       6,709,989
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------
Investment transactions                            199,555,213       5,509,660
----------------------------------------------
Foreign currency transactions                       (2,416,711)             --
--------------------------------------------------------------------------------
                                                   197,138,502       5,509,660
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
----------------------------------------------
Investments                                       (159,745,861)      4,337,292
----------------------------------------------
Translation of assets and liabilities
in foreign currencies                                1,467,106              --
--------------------------------------------------------------------------------
                                                  (158,278,755)      4,337,292
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    38,859,747       9,846,952
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $  54,806,834     $16,556,941
================================================================================

See Notes to Financial Statements.

------
21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
----------------------------------------------------------------------------------------------
                                        VALUE                       LARGE COMPANY VALUE
----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS              SEPT. 30, 2004   MARCH 31, 2004    SEPT. 30, 2004   MARCH 31, 2004
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income      $   15,947,087   $   29,652,644     $  6,709,989     $  5,460,086
-------------------------
Net realized gain             197,138,502      317,262,251        5,509,660        1,035,451
-------------------------
Change in net
unrealized appreciation      (158,278,755)     437,704,926        4,337,292       88,771,151
----------------------------------------------------------------------------------------------
Net increase
in net assets
resulting
from operations                54,806,834      784,619,821       16,556,941       95,266,688
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net
investment income:
-------------------------
  Investor Class              (18,728,412)     (21,186,539)      (3,151,420)      (3,836,516)
-------------------------
  Institutional Class          (2,159,514)      (2,637,672)      (2,064,136)        (958,366)
-------------------------
  Advisor Class                (1,362,641)      (2,721,990)        (291,525)         (71,321)
-------------------------
  A Class                        (186,991)         (38,958)        (893,552)        (492,681)
-------------------------
  B Class                         (10,572)          (1,219)         (27,240)         (13,635)
-------------------------
  C Class                         (25,282)          (5,704)         (55,444)         (26,833)
-------------------------
  R Class                              --               --           (8,776)            (235)
-------------------------
From net realized gains:
-------------------------
  Investor Class                       --      (21,347,159)              --               --
-------------------------
  Institutional Class                  --       (2,057,045)              --               --
-------------------------
  Advisor Class                        --       (3,792,591)              --               --
-------------------------
  A Class                              --          (67,783)              --               --
-------------------------
  B Class                              --          (19,684)              --               --
-------------------------
  C Class                              --          (57,575)              --               --
----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions            (22,473,412)     (53,933,919)      (6,492,093)      (5,399,587)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
from capital share
transactions                 (115,321,307)     126,621,592      265,927,813      360,724,856
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                 (82,987,885)     857,307,494      275,992,661      450,591,957
----------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period         2,803,056,395    1,945,748,901      630,415,156      179,823,199
----------------------------------------------------------------------------------------------
End of period              $2,720,068,510   $2,803,056,395     $906,407,817     $630,415,156
==============================================================================================

Undistributed net
investment income                $523,912       $7,050,237         $299,961          $82,065
==============================================================================================

See Notes to Financial Statements.

------
22

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase.  Value invests in companies of all sizes and Large Company Value invests primarily in larger companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. Large Company Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The Investor Class is unavailable to new investors. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through the lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

(continued)

------
23

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
24

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of mutual funds but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Value is as follows:

                         INVESTOR,
                         A, B & C     INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------
First $2.5 billion        1.00%           0.80%           0.75%
--------------------------------------------------------------------
Next $2.5 billion         0.95%           0.75%           0.70%
--------------------------------------------------------------------
Next $5 billion           0.90%           0.70%           0.65%
--------------------------------------------------------------------
Over $10 billion          0.85%           0.65%           0.60%
--------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:

--------------------------------------------------------------------
                        INVESTOR,
                       A, B, C & R     INSTITUTIONAL    ADVISOR
--------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------
First $1 billion          0.90%           0.70%           0.65%
--------------------------------------------------------------------
Next $4 billion           0.80%           0.60%           0.55%
--------------------------------------------------------------------
Over $5 billion           0.70%           0.50%           0.45%
--------------------------------------------------------------------

For the six months ended September 30, 2004, the effective annual management fee for each class of each fund was as follows:

--------------------------------------------------------------------------------
                         INVESTOR,
                         A, B & C     INSTITUTIONAL     ADVISOR         R
--------------------------------------------------------------------------------
Value                     1.00%           0.80%           0.75%         N/A
--------------------------------------------------------------------------------
Large Company Value       0.90%           0.70%           0.65%        0.90%
--------------------------------------------------------------------------------

(continued)

------
25

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                              ADVISOR               B                  C
--------------------------------------------------------------------------------
Distribution Fee               0.25%              0.75%              0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%              0.25%              0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R Class shares. Fees incurred under the plans during the six months ended September 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended September 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and Value has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2004, were as follows:
--------------------------------------------------------------------------------
                                                                    LARGE
                                               VALUE            COMPANY VALUE
--------------------------------------------------------------------------------
Purchases                                 $1,839,114,729        $312,085,814
--------------------------------------------------------------------------------
Proceeds from sales                       $1,972,880,829        $ 52,402,957
--------------------------------------------------------------------------------

(continued)

------
26

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

---------------------------------------------------------------------------------------------------
                                              VALUE                     LARGE COMPANY VALUE
---------------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT            SHARES         AMOUNT
---------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                 900,000,000                        200,000,000
===================================================================================================
Sold                               25,370,403    $ 197,083,514        16,654,008    $ 98,880,594
--------------------------
Issued in reinvestment
of distributions                    2,213,211       17,349,348           385,560       2,309,588
--------------------------
Redeemed                          (21,483,523)    (167,194,360)       (7,114,528)    (41,892,336)
---------------------------------------------------------------------------------------------------
Net increase                        6,100,091    $  47,238,502         9,925,040    $ 59,297,846
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                 800,000,000                        100,000,000
===================================================================================================
Sold                               52,217,114    $ 367,918,467        33,961,150    $182,433,867
--------------------------
Issued in reinvestment
of distributions                    5,639,922       40,227,665           497,529       2,754,427
--------------------------
Redeemed                          (55,965,210)    (383,934,039)      (10,590,421)    (56,725,426)
---------------------------------------------------------------------------------------------------
Net increase                        1,891,826    $  24,212,093        23,868,258    $128,462,868
===================================================================================================

INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                 100,000,000                        100,000,000
===================================================================================================
Sold                                2,834,120     $ 22,014,594        21,035,318    $124,509,878
--------------------------
Issued in reinvestment
of distributions                      274,624        2,154,280           343,874       2,062,228
--------------------------
Redeemed                           (2,196,534)     (16,987,640)       (2,697,899)    (15,956,403)
---------------------------------------------------------------------------------------------------
Net increase                          912,210     $  7,181,234        18,681,293    $110,615,703
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                                  100,000,000                        50,000,000
===================================================================================================
Sold                                8,572,339     $ 60,347,588        24,963,161    $145,037,955
--------------------------
Issued in reinvestment
of distributions                      650,383        4,640,539           170,563         958,109
--------------------------
Redeemed                          (12,244,006)     (82,237,755)       (4,329,673)    (25,234,220)
---------------------------------------------------------------------------------------------------
Net increase (decrease)            (3,021,284)    $(17,249,628)       20,804,051    $120,761,844
===================================================================================================

ADVISOR CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                 150,000,000                         15,000,000
===================================================================================================
Sold                               11,152,778    $  86,784,662         5,881,094     $34,700,996
--------------------------
Issued in reinvestment
of distributions                      170,505        1,336,802            37,428         224,525
--------------------------
Redeemed                          (35,762,419)    (276,731,380)         (577,394)     (3,395,585)
---------------------------------------------------------------------------------------------------
Net increase (decrease)           (24,439,136)   $(188,609,916)        5,341,128     $31,529,936
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                 110,000,000                         12,500,000
===================================================================================================
Sold                               23,972,510    $165,968,462          3,170,282     $18,125,512
--------------------------
Issued in reinvestment
of distributions                     903,550        6,449,545              8,327          46,763
--------------------------
Redeemed                         (10,286,502)     (71,491,749)          (164,213)       (906,546)
---------------------------------------------------------------------------------------------------
Net increase                      14,589,558     $100,926,258          3,014,396     $17,265,729
===================================================================================================

(continued)

------
27

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                              VALUE                     LARGE COMPANY VALUE
---------------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT            SHARES         AMOUNT
---------------------------------------------------------------------------------------------------
A CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                  10,000,000                         50,000,000
===================================================================================================
Sold                                2,241,791       $17,482,224       10,286,282     $60,719,072
--------------------------
Issued in reinvestment
of distributions                       23,561           184,796          144,995         868,984
--------------------------
Redeemed                             (181,535)       (1,409,823)      (1,583,105)     (9,314,637)
---------------------------------------------------------------------------------------------------
Net increase                        2,083,817       $16,257,197        8,848,172     $52,273,419
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                  10,000,000                         20,000,000
===================================================================================================
Sold                                1,908,841       $13,773,320       15,569,657     $84,857,875
--------------------------
Issued in reinvestment
of distributions                       14,682           105,840           84,229         472,507
--------------------------
Redeemed                              (45,897)         (333,204)        (897,619)     (4,909,192)
---------------------------------------------------------------------------------------------------
Net increase                        1,877,626       $13,545,956       14,756,267     $80,421,190
===================================================================================================

B CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                  10,000,000                         10,000,000
===================================================================================================
Sold                                  130,157        $1,010,051          610,373      $3,607,427
--------------------------
Issued in reinvestment
of distributions                        1,248             9,776            4,034          24,255
--------------------------
Redeemed                               (4,904)          (37,898)         (14,255)        (83,109)
---------------------------------------------------------------------------------------------------
Net increase                          126,501        $  981,929          600,152      $3,548,573
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                  10,000,000                         10,000,000
===================================================================================================
Sold                                  325,475        $2,262,656          941,958      $5,004,654
--------------------------
Issued in reinvestment
of distributions                        2,870            20,369            2,194          12,206
--------------------------
Redeemed                               (1,037)           (6,826)          (9,734)        (55,649)
---------------------------------------------------------------------------------------------------
Net increase                          327,308        $2,276,199          934,418      $4,961,211
===================================================================================================

C CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                  20,000,000                         10,000,000
===================================================================================================
Sold                                  248,067        $1,919,584        1,360,690      $8,011,914
--------------------------
Issued in reinvestment
of distributions                        2,929            22,829            5,675          34,036
--------------------------
Redeemed                              (40,358)         (312,666)        (127,060)       (749,924)
---------------------------------------------------------------------------------------------------
Net increase                          210,638        $1,629,747        1,239,305      $7,296,026
===================================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                  20,000,000                         10,000,000
===================================================================================================
Sold                                  448,094        $3,133,894        1,684,759      $9,139,813
--------------------------
Issued in reinvestment
of distributions                        8,150            57,775            3,044          16,875
--------------------------
Redeemed                              (38,154)         (280,955)         (87,941)       (471,870)
---------------------------------------------------------------------------------------------------
Net increase                          418,090        $2,910,714        1,599,862      $8,684,818
===================================================================================================

(continued)

------
28

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                              VALUE                     LARGE COMPANY VALUE
---------------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT            SHARES         AMOUNT
---------------------------------------------------------------------------------------------------
R CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
SHARES AUTHORIZED                         N/A                         10,000,000
===================================================================================================
Sold                                                                     233,227      $1,370,660
--------------------------
Issued in reinvestment
of distributions                                                           1,465           8,776
--------------------------
Redeemed                                                                  (2,216)        (13,126)
---------------------------------------------------------------------------------------------------
Net increase                                                             232,476      $1,366,310
===================================================================================================
PERIOD ENDED MARCH 31, 2004(1)
SHARES AUTHORIZED                         N/A                         10,000,000
===================================================================================================
Sold                                                                      28,522        $166,961
--------------------------
Issued in reinvestment
of distributions                                                              40             235
---------------------------------------------------------------------------------------------------
Net increase                                                              28,562        $167,196
===================================================================================================

(1) August 29, 2003 (commencement of sale) through March 31, 2004 for Large Company Value.

5. SECURITIES LENDING

As of September 30, 2004, securities in Value valued at $12,427,348 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$12,516,252. Value's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Value may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2004.

(continued)

------
29

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

                                                                      LARGE
                                                 VALUE            COMPANY VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments             $2,632,698,883        $839,248,056
================================================================================
Gross tax appreciation of investments         $182,481,267        $ 84,643,702
---------------------------------------
Gross tax depreciation of investments          (84,780,708)        (12,440,660)
--------------------------------------------------------------------------------
Net tax appreciation of investments           $ 97,700,559        $ 72,203,042
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2004, Value and Large Company Value had capital loss carryovers of $- and $81,436, respectively, which may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2011.

------
30

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
                            2004(1)       2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72        $5.61        $7.19        $6.27        $5.35         $5.77
-------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(2)                  0.05         0.09         0.07         0.08         0.10         0.09
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.11         2.18        (1.48)        1.03         0.92        (0.01)
-------------------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 0.16         2.27        (1.41)        1.11         1.02         0.08
-------------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.07)       (0.08)       (0.07)       (0.08)       (0.10)       (0.09)
-------------------------
  From Net
  Realized Gains               --        (0.08)       (0.10)       (0.11)          --        (0.41)
-------------------------------------------------------------------------------------------------------
  Total Distributions       (0.07)       (0.16)       (0.17)       (0.19)       (0.10)       (0.50)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.81        $7.72        $5.61        $7.19        $6.27         $5.35
=======================================================================================================
  TOTAL RETURN(3)            2.02%       40.66%      (19.85)%      17.96%       19.20%        1.42%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  1.00%(4)       1.00%         1.00%        1.00%        1.00%        1.00%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets       1.19%(4)       1.26%         1.19%        1.11%        1.71%        1.48%
-------------------------
Portfolio Turnover Rate          70%        122%          102%         151%         150%         115%
-------------------------
Net Assets,
End of Period
(in thousands)            $2,226,141   $2,152,265   $1,552,632   $2,068,901   $1,532,113   $1,388,646
-------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
31

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                            2004(1)      2004        2003        2002         2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72       $5.61       $7.20       $6.27        $5.36       $5.78
------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)   0.05        0.10        0.09        0.09         0.11       0.10
--------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.12        2.18       (1.50)       1.04         0.91      (0.01)
------------------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.17        2.28       (1.41)       1.13         1.02       0.09
------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income         (0.07)      (0.09)      (0.08)      (0.09)       (0.11)     (0.10)
--------------------------
  From Net Realized Gains      --       (0.08)      (0.10)      (0.11)          --      (0.41)
------------------------------------------------------------------------------------------------
  Total Distributions       (0.07)      (0.17)      (0.18)      (0.20)       (0.11)     (0.51)
------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.82       $7.72       $5.61       $7.20        $6.27       $5.36
================================================================================================
  TOTAL RETURN(3)            2.25%      40.93%     (19.70)%     18.19%       19.24%      1.65%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.80%(4)      0.80%       0.80%       0.80%        0.80%      0.80%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets      1.39%(4)      1.46%       1.38%       1.31%        1.91%      1.68%
--------------------------
Portfolio Turnover Rate         70%       122%        102%        151%         150%       115%
--------------------------
Net Assets,
End of Period
(in thousands)             $233,137   $223,282    $179,196    $226,681     $186,987    $95,202
------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
32

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                   ADVISOR CLASS
--------------------------------------------------------------------------------------------
                            2004(1)     2004       2003       2002       2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72      $5.60      $7.19      $6.27      $5.36      $5.77
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)   0.04       0.07       0.06       0.06       0.08      0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.11       2.19      (1.49)      1.03       0.92      0.01
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.15       2.26      (1.43)      1.09       1.00      0.08
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income         (0.06)     (0.06)     (0.06)     (0.06)     (0.09)    (0.08)
--------------------------
  From Net Realized Gains      --      (0.08)     (0.10)     (0.11)        --     (0.41)
--------------------------------------------------------------------------------------------
  Total Distributions        (0.06)     (0.14)     (0.16)     (0.17)     (0.09)    (0.49)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.81      $7.72      $5.60      $7.19      $6.27      $5.36
============================================================================================
  TOTAL RETURN(3)             1.89%     40.56%    (20.07)%    17.51%     18.72%     1.36%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  1.25%(4)     1.25%      1.25%      1.25%      1.25%     1.25%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets       0.94%(4)     1.01%      0.94%      0.86%      1.46%     1.23%
--------------------------
Portfolio Turnover Rate          70%       122%       102%       151%       150%      115%
--------------------------
Net Assets,
End of Period
(in thousands)              $217,281   $403,212   $210,984   $208,311   $102,357   $61,323
--------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
33

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       A CLASS
--------------------------------------------------------------------------------
                                          2004(1)        2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.72         $5.60          $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(3)                  0.03          0.07          0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.13          2.19         (0.16)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.16          2.26         (0.15)
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.06)        (0.06)        (0.02)
------------------------------------
  From Net Realized Gains                     --         (0.08)          --
--------------------------------------------------------------------------------
  Total Distributions                      (0.06)        (0.14)        (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.82         $7.72         $5.60
================================================================================
  TOTAL RETURN(4)                           2.02%        40.55%        (2.67)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.25%(5)        1.25%       1.25%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     0.94%(5)        1.01%        0.62%(5)
------------------------------------
Portfolio Turnover Rate                       70%          122%         102%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                            $31,498       $15,029         $385
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
34

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      B CLASS
--------------------------------------------------------------------------------
                                         2004(1)        2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $7.73          $5.61          $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(3)                0.01           0.01           --(4)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.12           2.20          (0.15)
--------------------------------------------------------------------------------
  Total From Investment Operations        0.13           2.21          (0.15)
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.03)         (0.01)         (0.01)
------------------------------------
  From Net Realized Gains                   --          (0.08)           --
--------------------------------------------------------------------------------
  Total Distributions                    (0.03)         (0.09)         (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.83          $7.73          $5.61
================================================================================
  TOTAL RETURN(5)                         1.64%         39.51%         (2.59)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.00%(6)       2.00%         1.98%(6)
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                  2.00%(6)      2.00%       2.00%(6)(7)
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets             0.19%(6)      0.26%        (0.17)%(6)
------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets
(Before Expense Waiver)                  0.19%(6)      0.26%     (0.19)%(6)(7)
------------------------------------
Portfolio Turnover Rate                       70%       122%           102%(8)
------------------------------------
Net Assets, End of Period
(in thousands)                             $3,678     $2,656               $91
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
35

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 C CLASS
--------------------------------------------------------------------------------
                              2004(1)       2004         2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $7.70        $5.58        $7.18        $6.90
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)      0.01         0.02         0.01         --(4)
---------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.11         2.19        (1.50)        0.42
--------------------------------------------------------------------------------
  Total From
  Investment Operations         0.12         2.21        (1.49)        0.42
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.03)       (0.01)       (0.01)       (0.03)
---------------------------
  From Net Realized Gains        --         (0.08)       (0.10)       (0.11)
--------------------------------------------------------------------------------
  Total Distributions          (0.03)       (0.09)       (0.11)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $7.79        $7.70        $5.58        $7.18
================================================================================
  TOTAL RETURN(5)               1.52%       39.73%      (20.90)%       6.33%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    2.00%(6)       2.00%        2.00%      2.00%(6)
---------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets         0.19%(6)       0.26%        0.19%     (0.06)%(6)
---------------------------
Portfolio Turnover Rate            70%        122%         102%        151%(7)
---------------------------
Net Assets, End of Period
(in thousands)                  $8,334       $6,613       $2,461       $1,866
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) June 4, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
36

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                   INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                          2004(1)       2004       2003       2002        2001       2000(2)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $5.89       $4.29      $5.53       $5.08       $4.59       $5.00
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(3)                 0.05        0.09       0.08        0.07        0.08        0.05
------------------------
  Net Realized and
  Unrealized Gain (Loss)    0.08        1.59      (1.25)       0.45        0.48       (0.41)
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations     0.13        1.68      (1.17)       0.52        0.56       (0.36)
-----------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.05)      (0.08)     (0.07)      (0.07)      (0.07)      (0.05)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $5.97       $5.89      $4.29       $5.53       $5.08       $4.59
===============================================================================================
  TOTAL RETURN(4)           2.20%      39.34%    (21.19)%     10.20%      12.38%      (7.22)%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.90%(5)       0.90%       0.90%      0.90%       0.90%     0.90%(5)
------------------------
Ratio of Net
Investment Income
to Average Net Assets    1.84%(5)       1.58%       1.75%      1.34%       1.62%     1.72%(5)
------------------------
Portfolio Turnover Rate        7%         14%         30%        34%         55%          51%
------------------------
Net Assets,
End of Period
(in thousands)           $414,274    $350,516    $152,641    $69,961     $19,348      $12,671
-----------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) July 30, 1999 (inception) through March 31, 2000.

(3) Computed using the average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
37

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                    2004(1)       2004     2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $5.89       $4.29     $5.53        $5.44
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)            0.06        0.10      0.09         0.06
---------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.08        1.59     (1.25)        0.08
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.14        1.69     (1.16)        0.14
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income                  (0.06)      (0.09)    (0.08)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $5.97       $5.89     $4.29        $5.53
================================================================================
  TOTAL RETURN(4)                     2.30%      39.61%   (21.03)%       2.69%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                         0.70%(5)       0.70%      0.70%    0.70%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                         2.04%(5)       1.78%      1.95%    1.74%(5)
---------------------------
Portfolio Turnover Rate                  7%         14%        30%      34%(6)
---------------------------
Net Assets, End of Period
(in thousands)                     $265,096    $151,622    $21,110      $2,632
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) August 10, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using the average shares throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
38

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                               2004(1)     2004      2003     2002     2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.89     $4.29     $5.53    $5.08     $4.69
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(3)                      0.05      0.07      0.07     0.06      0.03
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.07      1.60     (1.25)    0.44      0.39
--------------------------------------------------------------------------------
  Total From
  Investment Operations          0.12      1.67     (1.18)    0.50      0.42
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.04)    (0.07)    (0.06)   (0.05)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.97     $5.89     $4.29    $5.53     $5.08
================================================================================
  TOTAL RETURN(4)                2.07%    38.99%   (21.38)%   9.93%     8.94%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.15%(5)      1.15%     1.15%   1.15%   1.15%(5)
-------------------------
Ratio of Net
Investment Income
to Average Net Assets         1.59%(5)      1.33%     1.50%   1.09%   1.53%(5)
-------------------------
Portfolio Turnover Rate             7%        14%       30%     34%     55%(6)
-------------------------
Net Assets,
End of Period
(in thousands)                 $51,396    $19,265    $1,090      $6       $121
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) October 26, 2000 (commencement of sale) through March 31, 2001.

(3) Computed using the average shares throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2001.

See Notes to Financial Statements.

------
39

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          A CLASS
--------------------------------------------------------------------------------
                                               2004(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.90       $4.29        $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                      0.05        0.07        0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.06        1.61       (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations              0.11        1.68       (0.16)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.04)      (0.07)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $5.97       $5.90        $4.29
================================================================================
  TOTAL RETURN(4)                               1.90%      39.22%      (3.49)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.15%(5)      1.15%     1.15%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.59%(5)      1.33%     1.79%(5)
------------------------------------------
Portfolio Turnover Rate                          7%          14%       30%(6)
------------------------------------------
Net Assets, End of Period (in thousands)      $146,210    $92,171      $3,733
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
40

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        B CLASS
--------------------------------------------------------------------------------
                                              2004(1)     2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.91       $4.29         $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                     0.02        0.03          0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.07        1.62         (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.09        1.65         (0.16)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.02)      (0.03)        (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $5.98       $5.91         $4.29
================================================================================
  TOTAL RETURN(4)                              1.52%      38.41%        (3.58)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.90%(5)      1.90%       1.88%(5)
------------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)           1.90%(5)      1.90%    1.90%(5)(6)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        0.84%(5)      0.58%       0.74%(5)
------------------------------------------
Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)           0.84%(5)      0.58%    0.72%(5)(6)
------------------------------------------
Portfolio Turnover Rate                            7%        14%         30%(7)
--------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)       $9,306     $5,642            $88
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    C CLASS
--------------------------------------------------------------------------------
                                   2004(1)      2004        2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.89       $4.28       $5.53        $5.14
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(3)           0.03        0.03        0.03        0.01
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.07        1.61       (1.25)       0.39
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.10        1.64       (1.22)       0.40
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income        (0.02)      (0.03)      (0.03)      (0.01)
---------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.97       $5.89       $4.28        $5.53
=================================================================================
  TOTAL RETURN(4)                    1.69%      38.27%     (22.13)%      7.78%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.90%(5)      1.90%       1.90%     1.90%(5)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets             0.84%(5)      0.58%       0.75%     0.33%(5)
-------------------------------
Portfolio Turnover Rate                 7%        14%         30%       34%(6)
-------------------------------
Net Assets, End of Period
(in thousands)                     $18,568     $11,030      $1,163       $257
---------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) November 7, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
42

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  R CLASS
--------------------------------------------------------------------------------
                                                            2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.89       $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                   0.04        0.03
------------------------------------------------------
  Net Realized and Unrealized Gain                           0.07        0.72
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.11        0.75
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.03)      (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.97        $5.89
================================================================================
  TOTAL RETURN(4)                                            1.94%      14.63%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.40%(5)    1.40%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.34%(5)    0.77%(5)
------------------------------------------------------
Portfolio Turnover Rate                                         7%      14%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $1,558        $168
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
43

Share Class Information

Six classes of shares are authorized for sale by Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, and C Class. Seven classes of shares are authorized for sale by Large Company Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
expense ratios of Advisor, A, B, C, and R Class shares are higher than that of
Investor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class. ON JANUARY 31, 2003, INVESTOR CLASS SHARES BECAME
UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee.  B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
44

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
45

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The funds also makes their complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling 1-800-345-2021.

------
46

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of,  typically, the 30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

------
47

Notes

------
48

American Century Investments                                   PRSRT STD
P.O. Box 419200                                            U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                  AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0411                             American Century Investment Services, Inc.
SH-SAN-40408S                    (c)2004 American Century Services Corporation

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Equity Index Fund

[american century investments logo and text logo]

Our Message to You.......................................................   1

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third in the Portfolio
Commentary reflect those of the portfolio management team as of the date of the report, and party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

The opinions expressed do not necessarily represent the opinions of American
Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American
Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, JR.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Index fund for the six months ended September 30, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Equity Index - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                        ----------------------
                                        AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------
                                                       SINCE       INCEPTION
                           1 YEAR       5 YEARS      INCEPTION       DATE
------------------------------------------------------------------------------
INVESTOR CLASS             13.14%       -1.80%        -0.92%        2/26/99
------------------------------------------------------------------------------
S&P 500 INDEX              13.87%       -1.31%        -0.41%          --
------------------------------------------------------------------------------
Institutional Class        13.61%       -1.56%        -0.68%        2/26/99
------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
------------------------------------------------------------------------------
                   1999*     2000      2001      2002      2003      2004
------------------------------------------------------------------------------
Investor Class     4.02%    12.54%   -26.89%   -20.61%    23.56%    13.14%
------------------------------------------------------------------------------
S&P 500 Index      4.38%    13.28%   -26.62%   -20.49%    24.40%    13.87%
------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Shareholder Fee Example (Unaudited)

SHAREHOLDER FEE EXAMPLE

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
3

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------
                                                                     EXPENSES PAID
                                      BEGINNING         ENDING      DURING PERIOD*  ANNUALIZED
                                     ACCOUNT VALUE   ACCOUNT VALUE     4/1/04 -       EXPENSE
                                        4/1/04          9/30/04         9/30/04       RATIO*
------------------------------------------------------------------------------------------------
EQUITY INDEX SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------
ACTUAL:
------------------------------------------------------------------------------------------------
Investor Class                         $1,000         $994.60         $2.45           0.49%
------------------------------------------------------------------------------------------------
Institutional Class                    $1,000         $997.80         $1.45           0.29%
------------------------------------------------------------------------------------------------
HYPOTHETICAL:
------------------------------------------------------------------------------------------------
Investor Class                         $1,000        $1,022.61        $2.48           0.49%
------------------------------------------------------------------------------------------------
Institutional Class                    $1,000        $1,023.61        $1.47           0.29%
------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
4

Equity Index - Portfolio Commentary

BARCLAYS GLOBAL FUND ADVISORS: THE SUBADVISOR FOR THE EQUITY INDEX FUND.

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, Equity Index returned -0.54%*, slightly behind the -0.18% return of the benchmark it tracks, the S&P 500. The portfolio's results reflect its operating expenses that reduce returns, whereas the index return does not.

STOCK MARKET REVIEW

The U.S. stock market declined modestly during the six-month period. Buffeted by conflicting influences, the S&P 500 traded in a narrow range between 1060 and
1150. On the positive side, corporate profits remained strong; the earnings of
S&P 500 companies soared by 25% in the second quarter of 2004--the fourth consecutive quarter of earnings growth above 20% for the S&P 500--and third-quarter earnings were projected to grow by 15%.

However, the favorable news on earnings was offset by concerns about soaring oil prices, evidence of moderating economic growth, and the threat of terrorism. In addition, the Federal Reserve raised short-term interest rates three times--its first rate hikes in more than four years--boosting the federal funds rate target from 1% to a two-year high of 1.75%.

Though modest, the decline in stocks during the period was broad-based, generally extending across all market capitalizations. The uncertain market environment boosted value stocks at the expense of growth--the value component of the S&P 500 outdistanced the growth portion of the index by a wide margin.

RISING COMMODITY PRICES LIFT TOP SECTORS

The major sectors in the fund were fairly evenly divided between contributors and detractors. The best-performing sectors included energy, industrials, and materials. Increasing demand and record-high oil prices contributed to the strong gains in energy stocks, which returned about 19% as a group. Two oil companies--Exxon Mobil and ChevronTexaco--were among the top five individual contributors to results.

Materials stocks also fared well. Specialty chemicals companies Praxair and Dow
Chemical posted double-digit gains as a result of higher sales volumes.

In the industrials sector, aerospace and freight companies were among the best contributors. Aircraft manufacturer Boeing was one of the better performers in the industrials sector, raising its

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2004
------------------------------------------------------------------------------
                                      % OF NET              % OF NET
                                       ASSETS                ASSETS
                                        AS OF                 AS OF
                                       9/30/04               3/31/04
------------------------------------------------------------------------------
General Electric Co.                    3.3%                  2.9%
------------------------------------------------------------------------------
Exxon Mobil Corp.                       3.0%                  2.6%
------------------------------------------------------------------------------
Microsoft Corporation                   2.8%                  2.5%
------------------------------------------------------------------------------
Pfizer, Inc.                            2.2%                  2.5%
------------------------------------------------------------------------------
Citigroup Inc.                          2.2%                  2.5%
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                   2.1%                  2.4%
------------------------------------------------------------------------------
Bank of America Corp.                   1.7%                  1.1%
------------------------------------------------------------------------------
American International
Group, Inc.                             1.7%                  1.8%
------------------------------------------------------------------------------
Johnson & Johnson                       1.6%                  1.4%
------------------------------------------------------------------------------
International Business
Machines Corp.                          1.4%                  1.5%
------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                   (continued)

------
5

Equity Index - Portfolio Commentary

earnings outlook thanks in part to increased commercial airplane deliveries. An increase in orders for plastics and engine parts boosted another top contributor, industrial conglomerate General Electric. The two largest shipping companies, FedEx and United Parcel Service, produced strong returns as freight volumes increased.

UTILITIES, TELECOM ALSO SHINE

Companies providing electricity and telephone services also fared well during the period. The top contributor in the utilities sector was TXU, the largest electricity supplier in Texas. TXU rose sharply as a new management team worked to reduce debt and increase earnings through restructuring and cost-cutting measures. Verizon and SBC Communications, which together made up half of the average weighting in the fund's telecommunication services sector, rose as growth in their wireless, broadband, and long-distance offerings helped overcome weakness in their local phone business.

TECHNOLOGY AND FINANCIALS DECLINE

The two largest sectors in the portfolio, financials and information technology, declined during the six-month period. Technology stocks suffered the most substantial losses as a number of bellwether companies lowered earnings and revenue expectations or reported disappointing earnings. Examples included chipmaker Intel, network equipment manufacturer Cisco Systems, and hardware company Hewlett-Packard; all of these companies were among the biggest performance detractors in the fund.

The financial sector fell, pulled down by the lagging results of investment banks and brokerage firms. Capital markets companies Merrill Lynch and Morgan
Stanley reported disappointing profits amid reduced trading in the financial markets, while diversified financial services conglomerate Citigroup took a nearly $5 billion charge related to its role in the Enron and WorldCom scandals.

The remaining sectors--consumer staples, consumer discretionary, and health care--also posted negative returns. The most significant detractors in these sectors included discount retailer Wal-Mart, beverage company Coca-Cola Company, and pharmaceutical giant Pfizer.

The fund will continue to focus on matching, as closely as possible, the performance of the S&P 500.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                        % OF NET              % OF NET
                                         ASSETS                ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Pharmaceuticals                           7.3%                  7.7%
--------------------------------------------------------------------------------
Oil & Gas                                 6.4%                  5.0%
--------------------------------------------------------------------------------
Commerical Banks                          6.0%                  6.2%
--------------------------------------------------------------------------------
Industrial Conglomerates                  4.7%                  4.1%
--------------------------------------------------------------------------------
Insurance                                 4.6%                  4.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF NET              % OF NET
                                        ASSETS                ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks
& Futures                                99.6%                 99.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.2%                  0.1%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                               99.8%                 99.9%
--------------------------------------------------------------------------------
Other Assets and
Liabilities                               0.2%                  0.1%
--------------------------------------------------------------------------------

------
6

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.3%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
   77,938    Boeing Co.                                           $  4,023,160
--------------------------------------------------------------------------------
   18,581    General Dynamics Corp.                                  1,897,120
--------------------------------------------------------------------------------
   10,969    Goodrich Corporation                                      343,988
--------------------------------------------------------------------------------
   79,708    Honeywell International Inc.                            2,858,329
--------------------------------------------------------------------------------
   41,297    Lockheed Martin Corp.                                   2,303,547
--------------------------------------------------------------------------------
   33,069    Northrop Grumman Corp.                                  1,763,570
--------------------------------------------------------------------------------
   41,850    Raytheon Company                                        1,589,463
--------------------------------------------------------------------------------
   16,426    Rockwell Collins                                          610,062
--------------------------------------------------------------------------------
   47,464    United Technologies Corp.                               4,432,187
--------------------------------------------------------------------------------
                                                                    19,821,426
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
   27,878    FedEx Corporation                                       2,388,866
--------------------------------------------------------------------------------
    6,032    Ryder System, Inc.                                        283,745
--------------------------------------------------------------------------------
  104,175    United Parcel Service, Inc. Cl B                        7,908,966
--------------------------------------------------------------------------------
                                                                    10,581,577
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
   11,351    Delta Air Lines Inc.(1)                                    37,345
--------------------------------------------------------------------------------
   72,946    Southwest Airlines Co.                                    993,524
--------------------------------------------------------------------------------
                                                                     1,030,869
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
    7,014    Cooper Tire & Rubber                                      141,472
--------------------------------------------------------------------------------
   13,897    Dana Corp.                                                245,838
--------------------------------------------------------------------------------
   51,931    Delphi Corp.                                              482,439
--------------------------------------------------------------------------------
   16,118    Goodyear Tire & Rubber
             Co. (The)(1)                                              173,107
--------------------------------------------------------------------------------
   17,501    Johnson Controls, Inc.                                    994,232
--------------------------------------------------------------------------------
   12,019    Visteon Corp.                                              96,032
--------------------------------------------------------------------------------
                                                                     2,133,120
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
--------------------------------------------------------------------------------
  169,658    Ford Motor Company                                      2,383,695
--------------------------------------------------------------------------------
   52,159    General Motors Corp.                                    2,215,714
--------------------------------------------------------------------------------
   27,474    Harley-Davidson, Inc.                                   1,633,055
--------------------------------------------------------------------------------
                                                                     6,232,464
--------------------------------------------------------------------------------
BEVERAGES -- 2.3%
--------------------------------------------------------------------------------
    3,346    Adolph Coors Company Cl B                                 227,260
--------------------------------------------------------------------------------
   74,220    Anheuser-Busch Companies, Inc.                          3,707,289
--------------------------------------------------------------------------------
   11,264    Brown-Forman Corp.                                        515,891
--------------------------------------------------------------------------------
  225,131    Coca-Cola Company (The)                                 9,016,496
--------------------------------------------------------------------------------
   43,341    Coca-Cola Enterprises                                     819,145
--------------------------------------------------------------------------------
   23,418    Pepsi Bottling Group Inc.                                 635,799
--------------------------------------------------------------------------------
  157,232    PepsiCo, Inc.                                           7,649,337
--------------------------------------------------------------------------------
                                                                    22,571,217
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
  117,526    Amgen Inc.(1)                                           6,661,374
--------------------------------------------------------------------------------
   19,117    Applera Corporation-Applied
             Biosystems Group                                          360,738
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

   31,367    Biogen Idec Inc.(1)                                  $  1,918,719
--------------------------------------------------------------------------------
   17,392    Chiron Corp.(1)                                           768,726
--------------------------------------------------------------------------------
   21,119    Genzyme Corp.(1)                                        1,149,085
--------------------------------------------------------------------------------
   40,159    Gilead Sciences, Inc.(1)                                1,501,143
--------------------------------------------------------------------------------
   22,978    MedImmune, Inc.(1)                                        544,579
--------------------------------------------------------------------------------
                                                                    12,904,364
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
   19,574    American Standard
             Companies Inc.(1)                                         761,624
--------------------------------------------------------------------------------
   40,275    Masco Corp.                                             1,390,696
--------------------------------------------------------------------------------
                                                                     2,152,320
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.6%
--------------------------------------------------------------------------------
   72,330    Bank of New York Co., Inc. (The)                        2,109,866
--------------------------------------------------------------------------------
    9,608    Bear Stearns Companies Inc. (The)                         924,001
--------------------------------------------------------------------------------
   33,883    E*TRADE Group Inc.(1)                                     386,944
--------------------------------------------------------------------------------
   10,148    Federated Investors Inc.                                  288,609
--------------------------------------------------------------------------------
   23,238    Franklin Resources, Inc.                                1,295,751
--------------------------------------------------------------------------------
   44,995    Goldman Sachs Group, Inc. (The)                         4,195,334
--------------------------------------------------------------------------------
   22,435    Janus Capital Group Inc.                                  305,340
--------------------------------------------------------------------------------
   25,278    Lehman Brothers Holdings Inc.                           2,015,162
--------------------------------------------------------------------------------
   39,623    Mellon Financial Corp.                                  1,097,161
--------------------------------------------------------------------------------
   87,276    Merrill Lynch & Co., Inc.                               4,339,363
--------------------------------------------------------------------------------
  101,645    Morgan Stanley                                          5,011,098
--------------------------------------------------------------------------------
   20,409    Northern Trust Corp.                                      832,687
--------------------------------------------------------------------------------
  125,688    Schwab (Charles) Corp.                                  1,155,073
--------------------------------------------------------------------------------
   31,386    State Street Corp.                                      1,340,496
--------------------------------------------------------------------------------
   11,939    T. Rowe Price Group Inc.                                  608,173
--------------------------------------------------------------------------------
                                                                    25,905,058
--------------------------------------------------------------------------------
CHEMICALS -- 1.6%
--------------------------------------------------------------------------------
   21,051    Air Products & Chemicals, Inc.                          1,144,753
--------------------------------------------------------------------------------
   87,001    Dow Chemical Co.                                        3,930,705
--------------------------------------------------------------------------------
   92,469    du Pont (E.I.) de Nemours & Co.                         3,957,673
--------------------------------------------------------------------------------
    7,239    Eastman Chemical Company                                  344,214
--------------------------------------------------------------------------------
   23,869    Ecolab Inc.                                               750,441
--------------------------------------------------------------------------------
   11,700    Engelhard Corporation                                     331,695
--------------------------------------------------------------------------------
    4,701    Great Lakes Chemical Corp.                                120,346
--------------------------------------------------------------------------------
   10,197    Hercules Inc.(1)                                          145,307
--------------------------------------------------------------------------------
    8,753    International Flavors &
             Fragrances Inc.                                           334,365
--------------------------------------------------------------------------------
   24,962    Monsanto Co.                                              909,116
--------------------------------------------------------------------------------
   16,077    PPG Industries, Inc.                                      985,199
--------------------------------------------------------------------------------
   30,121    Praxair, Inc.                                           1,287,372
--------------------------------------------------------------------------------
   20,608    Rohm and Haas Co.                                         885,526
--------------------------------------------------------------------------------
    6,461    Sigma-Aldrich Corp.                                       374,738
--------------------------------------------------------------------------------
                                                                    15,501,450
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.0%
--------------------------------------------------------------------------------
   32,517    AmSouth Bancorporation                                    793,415
--------------------------------------------------------------------------------
  377,167    Bank of America Corp.                                  16,342,645
--------------------------------------------------------------------------------
   51,303    BB&T Corporation                                        2,036,216
--------------------------------------------------------------------------------
   15,830    Comerica Inc.                                             939,511
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

   52,735    Fifth Third Bancorp                                  $  2,595,617
--------------------------------------------------------------------------------
   11,653    First Horizon National Corp.                              505,274
--------------------------------------------------------------------------------
   21,269    Huntington Bancshares Inc.                                529,811
--------------------------------------------------------------------------------
   37,669    KeyCorp                                                 1,190,340
--------------------------------------------------------------------------------
   10,843    M&T Bank Corp.                                          1,037,675
--------------------------------------------------------------------------------
   20,808    Marshall & Ilsley Corp.                                   838,562
--------------------------------------------------------------------------------
   61,688    National City Corp.                                     2,382,391
--------------------------------------------------------------------------------
   28,883    North Fork Bancorporation, Inc.                         1,283,849
--------------------------------------------------------------------------------
   26,016    PNC Financial Services Group                            1,407,466
--------------------------------------------------------------------------------
   42,880    Regions Financial Corp.                                 1,417,613
--------------------------------------------------------------------------------
   30,726    SouthTrust Corp.                                        1,280,045
--------------------------------------------------------------------------------
   33,188    SunTrust Banks, Inc.                                    2,336,767
--------------------------------------------------------------------------------
   28,722    Synovus Financial Corp.                                   751,080
--------------------------------------------------------------------------------
  174,544    U.S. Bancorp                                            5,044,322
--------------------------------------------------------------------------------
  121,436    Wachovia Corp.                                          5,701,420
--------------------------------------------------------------------------------
  156,692    Wells Fargo & Co.                                       9,343,544
--------------------------------------------------------------------------------
    8,344    Zions Bancorporation                                      509,318
--------------------------------------------------------------------------------
                                                                    58,266,881
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
   29,795    Allied Waste Industries Inc.(1)                           263,686
--------------------------------------------------------------------------------
   17,971    Apollo Group Inc. Cl A(1)                               1,318,532
--------------------------------------------------------------------------------
   10,241    Avery Dennison Corp.                                      673,653
--------------------------------------------------------------------------------
   15,488    Block (H&R), Inc.                                         765,417
--------------------------------------------------------------------------------
   97,643    Cendant Corporation                                     2,109,089
--------------------------------------------------------------------------------
   15,807    Cintas Corp.                                              664,526
--------------------------------------------------------------------------------
    4,646    Deluxe Corp.                                              190,579
--------------------------------------------------------------------------------
   12,991    Equifax Inc.                                              342,443
--------------------------------------------------------------------------------
   10,661    Monster Worldwide Inc.(1)                                 262,687
--------------------------------------------------------------------------------
   21,528    Pitney Bowes, Inc.                                        949,385
--------------------------------------------------------------------------------
   15,931    Robert Half International Inc.                            410,542
--------------------------------------------------------------------------------
   20,482    R.R. Donnelley & Sons Company                             641,496
--------------------------------------------------------------------------------
   53,745    Waste Management, Inc.                                  1,469,388
--------------------------------------------------------------------------------
                                                                    10,061,423
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
   73,987    ADC Telecommunications Inc.(1)                            133,916
--------------------------------------------------------------------------------
   14,401    Andrew Corporation(1)                                     176,268
--------------------------------------------------------------------------------
   42,287    Avaya Inc.(1)                                             589,481
--------------------------------------------------------------------------------
   53,243    CIENA Corporation(1)                                      105,421
--------------------------------------------------------------------------------
  627,220    Cisco Systems Inc.(1)                                  11,352,683
--------------------------------------------------------------------------------
   17,991    Comverse Technology, Inc.(1)                              338,771
--------------------------------------------------------------------------------
  128,748    Corning Inc.(1)                                         1,426,528
--------------------------------------------------------------------------------
  133,006    JDS Uniphase Corp.(1)                                     448,230
--------------------------------------------------------------------------------
  401,355    Lucent Technologies Inc.(1)                             1,272,295
--------------------------------------------------------------------------------
  218,712    Motorola, Inc.                                          3,945,564
--------------------------------------------------------------------------------
  150,775    QUALCOMM Inc.                                           5,886,257
--------------------------------------------------------------------------------
   14,110    Scientific-Atlanta, Inc.                                  365,731
--------------------------------------------------------------------------------
   38,854    Tellabs, Inc.(1)                                          357,068
--------------------------------------------------------------------------------
                                                                    26,398,213
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.5%
--------------------------------------------------------------------------------
   35,823    Apple Computer, Inc.(1)                              $  1,388,141
--------------------------------------------------------------------------------
  231,710    Dell Inc.(1)                                            8,248,877
--------------------------------------------------------------------------------
  223,815    EMC Corp.(1)                                            2,582,825
--------------------------------------------------------------------------------
   33,254    Gateway, Inc.(1)                                          164,607
--------------------------------------------------------------------------------
  280,475    Hewlett-Packard Co.                                     5,258,906
--------------------------------------------------------------------------------
  155,402    International Business
             Machines Corp.                                         13,324,168
--------------------------------------------------------------------------------
   11,976    Lexmark International, Inc.(1)                          1,006,104
--------------------------------------------------------------------------------
    8,821    NCR Corp.(1)                                              437,433
--------------------------------------------------------------------------------
   32,938    Network Appliance, Inc.(1)                                757,574
--------------------------------------------------------------------------------
    8,784    QLogic Corp.(1)                                           260,094
--------------------------------------------------------------------------------
  306,712    Sun Microsystems, Inc.(1)                               1,239,116
--------------------------------------------------------------------------------
                                                                    34,667,845
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING(2)
--------------------------------------------------------------------------------
    7,668    Fluor Corp.                                               341,379
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(2)
--------------------------------------------------------------------------------
    9,450    Vulcan Materials Co.                                      481,478
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.3%
--------------------------------------------------------------------------------
  117,715    American Express Co.                                    6,057,613
--------------------------------------------------------------------------------
   22,400    Capital One Financial Corp.                             1,655,360
--------------------------------------------------------------------------------
  118,369    MBNA Corporation                                        2,982,899
--------------------------------------------------------------------------------
   27,107    Providian Financial Corp.(1)                              421,243
--------------------------------------------------------------------------------
   40,386    SLM Corporation                                         1,801,216
--------------------------------------------------------------------------------
                                                                    12,918,331
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
   10,362    Ball Corp.                                                387,850
--------------------------------------------------------------------------------
    9,767    Bemis Co.                                                 259,607
--------------------------------------------------------------------------------
   13,629    Pactiv Corp.(1)                                           316,874
--------------------------------------------------------------------------------
    7,906    Sealed Air Corp.(1)                                       366,443
--------------------------------------------------------------------------------
    5,071    Temple-Inland Inc.                                        340,518
--------------------------------------------------------------------------------
                                                                     1,671,292
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
   16,144    Genuine Parts Company                                     619,607
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
  480,108    Citigroup Inc.                                         21,182,365
--------------------------------------------------------------------------------
  330,076    J.P. Morgan Chase & Co.                                13,113,919
--------------------------------------------------------------------------------
   13,792    Moody's Corp.                                           1,010,264
--------------------------------------------------------------------------------
   29,213    Principal Financial Group                               1,050,792
--------------------------------------------------------------------------------
                                                                    36,357,340
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
--------------------------------------------------------------------------------
   28,716    ALLTEL Corp.                                            1,576,796
--------------------------------------------------------------------------------
   73,174    AT&T Corp.                                              1,047,852
--------------------------------------------------------------------------------
  169,962    BellSouth Corp.                                         4,609,369
--------------------------------------------------------------------------------
   12,584    CenturyTel Inc.                                           430,876
--------------------------------------------------------------------------------
   30,359    Citizens Communications
             Company                                                   406,507
--------------------------------------------------------------------------------
  170,009    Qwest Communications
             International Inc.(1)                                     566,130
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

  307,320    SBC Communications Inc.                              $  7,974,954
--------------------------------------------------------------------------------
  134,408    Sprint Corp.                                            2,705,633
--------------------------------------------------------------------------------
  256,768    Verizon Communications                                 10,111,524
--------------------------------------------------------------------------------
                                                                    29,429,641
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.9%
--------------------------------------------------------------------------------
   11,674    Allegheny Energy, Inc.(1)                                 186,317
--------------------------------------------------------------------------------
   17,828    Ameren Corp.                                              822,762
--------------------------------------------------------------------------------
   36,598    American Electric Power                                 1,169,672
--------------------------------------------------------------------------------
   28,620    CenterPoint Energy, Inc.                                  296,503
--------------------------------------------------------------------------------
   16,499    Cinergy Corp.                                             653,360
--------------------------------------------------------------------------------
   22,225    Consolidated Edison, Inc.                                 934,339
--------------------------------------------------------------------------------
   15,937    DTE Energy Company                                        672,382
--------------------------------------------------------------------------------
   30,175    Edison International                                      799,939
--------------------------------------------------------------------------------
   20,876    Entergy Corp.                                           1,265,294
--------------------------------------------------------------------------------
   61,032    Exelon Corporation                                      2,239,265
--------------------------------------------------------------------------------
   30,560    FirstEnergy Corp.                                       1,255,405
--------------------------------------------------------------------------------
   17,043    FPL Group, Inc.                                         1,164,378
--------------------------------------------------------------------------------
   37,490    PG&E Corp.(1)                                           1,139,696
--------------------------------------------------------------------------------
    8,517    Pinnacle West Capital Corp.                               353,456
--------------------------------------------------------------------------------
   17,408    PPL Corporation                                           821,309
--------------------------------------------------------------------------------
   22,693    Progress Energy Inc.                                      960,822
--------------------------------------------------------------------------------
   68,752    Southern Co.                                            2,061,185
--------------------------------------------------------------------------------
   18,782    TECO Energy, Inc.                                         254,120
--------------------------------------------------------------------------------
   27,676    TXU Corp.                                               1,326,234
--------------------------------------------------------------------------------
   36,951    XCEL Energy Inc.                                          639,991
--------------------------------------------------------------------------------
                                                                    19,016,429
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
   18,449    American Power Conversion Corp.                           320,828
--------------------------------------------------------------------------------
    8,668    Cooper Industries, Ltd.                                   511,412
--------------------------------------------------------------------------------
   38,983    Emerson Electric Co.                                    2,412,658
--------------------------------------------------------------------------------
    7,656    Power-One Inc.(1)                                          49,611
--------------------------------------------------------------------------------
   17,274    Rockwell Automation Inc.                                  668,504
--------------------------------------------------------------------------------
                                                                     3,963,013
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
   45,275    Agilent Technologies, Inc.(1)                             976,581
--------------------------------------------------------------------------------
   18,523    Jabil Circuit, Inc.(1)                                    426,029
--------------------------------------------------------------------------------
   17,647    Molex Inc.                                                526,234
--------------------------------------------------------------------------------
   47,916    Sanmina-SCI Corp.(1)                                      337,808
--------------------------------------------------------------------------------
   88,811    Solectron Corp.(1)                                        439,614
--------------------------------------------------------------------------------
   21,465    Symbol Technologies, Inc.                                 271,318
--------------------------------------------------------------------------------
    7,772    Tektronix, Inc.                                           258,419
--------------------------------------------------------------------------------
                                                                     3,236,003
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
--------------------------------------------------------------------------------
   31,004    Baker Hughes Inc.                                       1,355,495
--------------------------------------------------------------------------------
   15,084    BJ Services Co.                                           790,552
--------------------------------------------------------------------------------
   41,221    Halliburton Co.                                         1,388,736
--------------------------------------------------------------------------------
   13,592    Nabors Industries Ltd.(1)                                 643,581
--------------------------------------------------------------------------------
   12,434    Noble Corp.(1)                                            558,908
--------------------------------------------------------------------------------
    9,595    Rowan Companies, Inc.(1)                                  253,308
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
   54,704    Schlumberger Ltd.                                    $  3,682,127
--------------------------------------------------------------------------------
   29,607    Transocean Inc.(1)                                      1,059,338
--------------------------------------------------------------------------------
                                                                     9,732,045
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.3%
--------------------------------------------------------------------------------
   33,977    Albertson's Inc.                                          813,070
--------------------------------------------------------------------------------
   42,901    Costco Wholesale Corporation                            1,782,966
--------------------------------------------------------------------------------
   37,079    CVS Corp.                                               1,562,138
--------------------------------------------------------------------------------
   68,986    Kroger Co. (The)(1)                                     1,070,663
--------------------------------------------------------------------------------
   40,975    Safeway Inc.(1)                                           791,227
--------------------------------------------------------------------------------
   12,500    Supervalu Inc.                                            344,375
--------------------------------------------------------------------------------
   59,437    Sysco Corp.                                             1,778,355
--------------------------------------------------------------------------------
  393,465    Wal-Mart Stores, Inc.                                  20,932,337
--------------------------------------------------------------------------------
   94,978    Walgreen Co.                                            3,403,062
--------------------------------------------------------------------------------
   13,020    Winn-Dixie Stores, Inc.                                    40,232
--------------------------------------------------------------------------------
                                                                    32,518,425
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
   59,926    Archer-Daniels-Midland Co.                              1,017,543
--------------------------------------------------------------------------------
   38,012    Campbell Soup Company                                     999,335
--------------------------------------------------------------------------------
   49,258    ConAgra Foods, Inc.                                     1,266,423
--------------------------------------------------------------------------------
   35,304    General Mills, Inc.                                     1,585,150
--------------------------------------------------------------------------------
   32,580    H.J. Heinz Company                                      1,173,532
--------------------------------------------------------------------------------
   23,028    Hershey Foods Corp.                                     1,075,638
--------------------------------------------------------------------------------
   38,458    Kellogg Co.                                             1,640,618
--------------------------------------------------------------------------------
   12,930    McCormick & Company, Inc.                                 444,016
--------------------------------------------------------------------------------
   73,185    Sara Lee Corp.                                          1,673,010
--------------------------------------------------------------------------------
   20,813    Wrigley (Wm.) Jr. Company                               1,317,671
--------------------------------------------------------------------------------
                                                                    12,192,936
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
   14,759    KeySpan Corporation                                       578,552
-------------------------------------------------------------------------------
    4,048    NICOR Inc.                                                148,562
-------------------------------------------------------------------------------
   24,355    NiSource Inc.                                             511,699
-------------------------------------------------------------------------------
    3,383    People's Energy Corp.                                     141,003
-------------------------------------------------------------------------------
                                                                     1,379,816
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
--------------------------------------------------------------------------------
    9,652    Bard (C.R.), Inc.                                         546,593
--------------------------------------------------------------------------------
    4,914    Bausch & Lomb Inc. Cl A                                   326,535
--------------------------------------------------------------------------------
   57,163    Baxter International, Inc.                              1,838,362
--------------------------------------------------------------------------------
   23,131    Becton Dickinson & Co.                                  1,195,873
--------------------------------------------------------------------------------
   23,663    Biomet Inc.                                             1,109,321
--------------------------------------------------------------------------------
   77,944    Boston Scientific Corp.(1)                              3,096,715
--------------------------------------------------------------------------------
   10,555    Fisher Scientific International(1)                        615,673
--------------------------------------------------------------------------------
   29,263    Guidant Corp.                                           1,932,529
--------------------------------------------------------------------------------
   14,483    Hospira Inc.(1)                                           443,180
--------------------------------------------------------------------------------
  112,287    Medtronic, Inc.                                         5,827,696
--------------------------------------------------------------------------------
    4,486    Millipore Corp.(1)                                        214,655
--------------------------------------------------------------------------------
   11,661    PerkinElmer, Inc.                                         200,802
--------------------------------------------------------------------------------
   16,523    St. Jude Medical, Inc.(1)                               1,243,686
--------------------------------------------------------------------------------
   37,375    Stryker Corp.                                           1,796,990
--------------------------------------------------------------------------------
   15,154    Thermo Electron Corp.(1)                                  409,461
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
   10,743    Waters Corp.(1)                                      $    473,766
--------------------------------------------------------------------------------
   22,795    Zimmer Holdings Inc.(1)                                 1,801,717
--------------------------------------------------------------------------------
                                                                    23,073,554
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
--------------------------------------------------------------------------------
   14,336    Aetna Inc.                                              1,432,596
--------------------------------------------------------------------------------
   10,377    AmerisourceBergen Corp.                                   557,349
--------------------------------------------------------------------------------
   13,040    Anthem, Inc.(1)                                         1,137,740
--------------------------------------------------------------------------------
   39,975    Cardinal Health, Inc.                                   1,749,706
--------------------------------------------------------------------------------
   43,033    Caremark Rx Inc.(1)                                     1,380,068
--------------------------------------------------------------------------------
   12,712    CIGNA Corp.                                               885,137
--------------------------------------------------------------------------------
    7,296    Express Scripts, Inc. Cl A(1)                             476,721
--------------------------------------------------------------------------------
   44,675    HCA Inc.                                                1,704,351
--------------------------------------------------------------------------------
   22,249    Health Management
             Associates, Inc. Cl A                                     454,547
--------------------------------------------------------------------------------
   15,035    Humana Inc.(1)                                            300,399
--------------------------------------------------------------------------------
   22,003    IMS Health Inc.                                           526,312
--------------------------------------------------------------------------------
    8,346    Manor Care, Inc.                                          250,046
--------------------------------------------------------------------------------
   26,987    McKesson Corp.                                            692,217
--------------------------------------------------------------------------------
   25,013    Medco Health Solutions Inc.(1)                            772,902
--------------------------------------------------------------------------------
    9,383    Quest Diagnostics Inc.                                    827,768
--------------------------------------------------------------------------------
   43,017    Tenet Healthcare Corp.(1)                                 464,153
--------------------------------------------------------------------------------
   61,487    UnitedHealth Group Incorporated                         4,534,051
--------------------------------------------------------------------------------
   14,555    Wellpoint Health Networks Inc.(1)                       1,529,585
--------------------------------------------------------------------------------
                                                                    19,675,648
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
--------------------------------------------------------------------------------
   58,791    Carnival Corporation                                    2,780,226
--------------------------------------------------------------------------------
   14,210    Darden Restaurants, Inc.                                  331,377
--------------------------------------------------------------------------------
   10,354    Harrah's Entertainment, Inc.                              548,555
--------------------------------------------------------------------------------
   35,167    Hilton Hotels Corporation                                 662,546
--------------------------------------------------------------------------------
   32,050    International Game Technology                           1,152,198
--------------------------------------------------------------------------------
   21,129    Marriott International, Inc.                            1,097,863
--------------------------------------------------------------------------------
  116,165    McDonald's Corporation                                  3,256,106
--------------------------------------------------------------------------------
   36,916    Starbucks Corporation(1)                                1,678,201
--------------------------------------------------------------------------------
   19,498    Starwood Hotels & Resorts
             Worldwide, Inc.                                           905,097
--------------------------------------------------------------------------------
   10,602    Wendy's International, Inc.                               356,227
--------------------------------------------------------------------------------
   27,044    Yum! Brands, Inc.                                       1,099,609
--------------------------------------------------------------------------------
                                                                    13,868,005
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
    7,515    Black & Decker Corporation                                581,962
--------------------------------------------------------------------------------
   11,528    Centex Corp.                                              581,703
--------------------------------------------------------------------------------
   13,242    Fortune Brands, Inc.                                      981,100
--------------------------------------------------------------------------------
    4,336    KB HOME                                                   366,349
--------------------------------------------------------------------------------
   17,873    Leggett & Platt, Inc.                                     502,231
--------------------------------------------------------------------------------
    7,220    Maytag Corporation                                        132,631
--------------------------------------------------------------------------------
   25,435    Newell Rubbermaid Inc.                                    509,717
--------------------------------------------------------------------------------
   11,641    Pulte Homes Inc.                                          714,408
--------------------------------------------------------------------------------
    5,356    Snap-on Incorporated                                      147,611
--------------------------------------------------------------------------------
    7,579    Stanley Works (The)                                       322,335
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
    6,141    Whirlpool Corp.                                      $    369,013
--------------------------------------------------------------------------------
                                                                     5,209,060
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
   19,919    Clorox Company                                          1,061,683
--------------------------------------------------------------------------------
   49,052    Colgate-Palmolive Co.                                   2,216,169
--------------------------------------------------------------------------------
   45,986    Kimberly-Clark Corp.                                    2,970,236
--------------------------------------------------------------------------------
  235,835    Procter & Gamble Co. (The)                             12,763,390
--------------------------------------------------------------------------------
                                                                    19,011,478
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.7%
--------------------------------------------------------------------------------
   72,500    3M Co.                                                  5,797,825
--------------------------------------------------------------------------------
  978,608    General Electric Co.(3)                                32,861,656
--------------------------------------------------------------------------------
   12,907    Textron Inc.                                              829,533
--------------------------------------------------------------------------------
  186,119    Tyco International Ltd.                                 5,706,409
--------------------------------------------------------------------------------
                                                                    45,195,423
--------------------------------------------------------------------------------
INSURANCE -- 4.6%
--------------------------------------------------------------------------------
   26,095    Ace, Ltd.                                               1,045,366
--------------------------------------------------------------------------------
   46,811    Aflac Inc.                                              1,835,459
--------------------------------------------------------------------------------
   64,443    Allstate Corp.                                          3,092,620
--------------------------------------------------------------------------------
    9,966    Ambac Financial Group, Inc.                               796,782
--------------------------------------------------------------------------------
  241,530    American International
             Group, Inc.                                            16,421,624
--------------------------------------------------------------------------------
   29,034    AON Corp.                                                 834,437
--------------------------------------------------------------------------------
   17,774    Chubb Corp.                                             1,249,157
--------------------------------------------------------------------------------
   15,607    Cincinnati Financial Corp.                                643,321
--------------------------------------------------------------------------------
   27,278    Hartford Financial Services
             Group Inc. (The)                                        1,689,327
--------------------------------------------------------------------------------
   12,658    Jefferson-Pilot Corp.                                     628,596
--------------------------------------------------------------------------------
   16,480    Lincoln National Corp.                                    774,560
--------------------------------------------------------------------------------
   17,182    Loews Corp.                                             1,005,147
--------------------------------------------------------------------------------
   48,215    Marsh & McLennan
             Companies Inc.                                          2,206,318
--------------------------------------------------------------------------------
   13,345    MBIA Inc.                                                 776,812
--------------------------------------------------------------------------------
   69,702    MetLife, Inc.                                           2,693,982
--------------------------------------------------------------------------------
   20,011    Progressive Corp.                                       1,695,932
--------------------------------------------------------------------------------
   48,314    Prudential Financial Inc.                               2,272,691
--------------------------------------------------------------------------------
   12,859    Safeco Corp.                                              587,013
--------------------------------------------------------------------------------
   62,215    St. Paul Travelers
             Companies, Inc. (The)                                   2,056,828
--------------------------------------------------------------------------------
   10,032    Torchmark Corp.                                           533,502
--------------------------------------------------------------------------------
   27,533    UnumProvident Corp.                                       431,993
--------------------------------------------------------------------------------
   12,712    XL Capital Ltd. Cl A                                      940,561
--------------------------------------------------------------------------------
                                                                    44,212,028
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.6%
--------------------------------------------------------------------------------
   61,225    eBay Inc.(1)                                            5,629,027
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
  125,978    Yahoo! Inc.(1)                                          4,271,914
--------------------------------------------------------------------------------
IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
   12,036    Affiliated Computer Services Inc(1)                       670,044
--------------------------------------------------------------------------------
   54,378    Automatic Data Processing, Inc.                         2,246,899
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
   17,352    Computer Sciences Corp.(1)                           $    817,279
--------------------------------------------------------------------------------
   13,150    Convergys Corp.(1)                                        176,605
--------------------------------------------------------------------------------
   47,415    Electronic Data Systems Corp.                             919,377
--------------------------------------------------------------------------------
   79,708    First Data Corp.                                        3,467,298
--------------------------------------------------------------------------------
   17,943    Fiserv, Inc.(1)                                           625,493
--------------------------------------------------------------------------------
   34,929    Paychex, Inc.                                           1,053,109
--------------------------------------------------------------------------------
   12,374    Sabre Holdings Corp.                                      303,534
--------------------------------------------------------------------------------
   26,613    SunGard Data Systems Inc.(1)                              632,591
--------------------------------------------------------------------------------
   30,703    Unisys Corp.(1)                                           316,855
--------------------------------------------------------------------------------
                                                                    11,229,084
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
    9,048    Brunswick Corp.                                           414,036
--------------------------------------------------------------------------------
   26,533    Eastman Kodak Co.                                         854,894
--------------------------------------------------------------------------------
   16,273    Hasbro, Inc.                                              305,932
--------------------------------------------------------------------------------
   38,381    Mattel, Inc.                                              695,848
--------------------------------------------------------------------------------
                                                                     2,270,710
--------------------------------------------------------------------------------
MACHINERY -- 1.5%
--------------------------------------------------------------------------------
   31,775    Caterpillar Inc.                                        2,556,299
--------------------------------------------------------------------------------
    5,462    Crane Co.                                                 157,961
--------------------------------------------------------------------------------
    4,177    Cummins Inc.                                              308,639
--------------------------------------------------------------------------------
   28,452    Danaher Corp.                                           1,459,019
--------------------------------------------------------------------------------
   22,971    Deere & Co.                                             1,482,778
--------------------------------------------------------------------------------
   18,750    Dover Corp.                                               728,813
--------------------------------------------------------------------------------
   14,078    Eaton Corp.                                               892,686
--------------------------------------------------------------------------------
   28,129    Illinois Tool Works Inc.                                2,620,778
--------------------------------------------------------------------------------
   16,136    Ingersoll-Rand Company                                  1,096,764
--------------------------------------------------------------------------------
    8,551    ITT Industries, Inc.                                      683,994
--------------------------------------------------------------------------------
    6,414    Navistar International Corp.(1)                           238,537
--------------------------------------------------------------------------------
   16,199    Paccar Inc.                                             1,119,675
--------------------------------------------------------------------------------
   11,676    Pall Corp.                                                285,828
--------------------------------------------------------------------------------
   10,983    Parker-Hannifin Corp.                                     646,459
--------------------------------------------------------------------------------
                                                                    14,278,230
--------------------------------------------------------------------------------
MEDIA -- 3.4%
--------------------------------------------------------------------------------
   54,989    Clear Channel
             Communications, Inc.                                    1,714,007
--------------------------------------------------------------------------------
  207,158    Comcast Corporation(1)                                  5,850,142
--------------------------------------------------------------------------------
  190,617    Disney (Walt) Co.                                       4,298,413
--------------------------------------------------------------------------------
    7,596    Dow Jones & Co. Inc.                                      308,474
--------------------------------------------------------------------------------
   24,781    Gannett Co., Inc.                                       2,075,657
--------------------------------------------------------------------------------
   38,416    Interpublic Group of
             Companies, Inc.(1)                                        406,825
--------------------------------------------------------------------------------
    7,095    Knight-Ridder, Inc.                                       464,368
--------------------------------------------------------------------------------
   17,487    McGraw-Hill Companies,
             Inc. (The)                                              1,393,539
--------------------------------------------------------------------------------
    4,612    Meredith Corp.                                            236,965
--------------------------------------------------------------------------------
   13,797    New York Times Co. (The) Cl A                             539,463
--------------------------------------------------------------------------------
   17,315    Omnicom Group Inc.                                      1,265,034
--------------------------------------------------------------------------------
  423,577    Time Warner Inc.(1)                                     6,836,532
--------------------------------------------------------------------------------
   29,745    Tribune Co.                                             1,224,007
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
   29,869    Univision Communications
             Inc. Cl A(1)                                         $    944,159
--------------------------------------------------------------------------------
  160,620    Viacom, Inc. Cl B                                       5,390,407
--------------------------------------------------------------------------------
                                                                    32,947,992
--------------------------------------------------------------------------------
METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
   80,370    Alcoa Inc.                                              2,699,628
--------------------------------------------------------------------------------
    8,585    Allegheny Technologies Inc.                               156,676
--------------------------------------------------------------------------------
   16,238    Freeport-McMoRan
             Copper & Gold, Inc. Cl B                                  657,639
--------------------------------------------------------------------------------
   40,883    Newmont Mining Corporation                              1,861,403
--------------------------------------------------------------------------------
    7,289    Nucor Corp.                                               665,996
--------------------------------------------------------------------------------
    8,822    Phelps Dodge Corp.                                        811,889
--------------------------------------------------------------------------------
   10,287    United States Steel Corp.                                 386,997
--------------------------------------------------------------------------------
    7,915    Worthington Industries, Inc.                              168,985
--------------------------------------------------------------------------------
                                                                     7,409,213
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.8%
--------------------------------------------------------------------------------
   60,489    AES Corporation (The)(1)                                  604,285
--------------------------------------------------------------------------------
   43,385    Calpine Corporation(1)                                    125,817
--------------------------------------------------------------------------------
   14,813    CMS Energy Corp.(1)                                       141,020
--------------------------------------------------------------------------------
   16,144    Constellation Energy Group Inc.                           643,177
--------------------------------------------------------------------------------
   30,538    Dominion Resources Inc.                                 1,992,605
--------------------------------------------------------------------------------
   86,713    Duke Energy Corp.                                       1,984,861
--------------------------------------------------------------------------------
   34,658    Dynegy Inc. Cl A(1)                                       172,943
--------------------------------------------------------------------------------
   21,774    Public Service Enterprise
             Group Inc.                                                927,572
--------------------------------------------------------------------------------
   21,681    Sempra Energy                                             784,635
--------------------------------------------------------------------------------
                                                                     7,376,915
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
--------------------------------------------------------------------------------
   10,746    Big Lots Inc.(1)                                          131,424
--------------------------------------------------------------------------------
    7,658    Dillard's Inc.                                            151,169
--------------------------------------------------------------------------------
   29,963    Dollar General Corp.                                      603,754
--------------------------------------------------------------------------------
   15,272    Family Dollar Stores, Inc.                                413,871
--------------------------------------------------------------------------------
   16,742    Federated Department
             Stores, Inc.                                              760,589
--------------------------------------------------------------------------------
   26,586    J.C. Penney Co. Inc.
             Holding Company                                           937,954
--------------------------------------------------------------------------------
   31,496    Kohl's Corp.(1)                                         1,517,792
--------------------------------------------------------------------------------
   26,714    May Department Stores Co. (The)                           684,680
--------------------------------------------------------------------------------
   13,261    Nordstrom, Inc.                                           507,101
--------------------------------------------------------------------------------
   19,446    Sears, Roebuck & Co.                                      774,923
--------------------------------------------------------------------------------
   83,951    Target Corporation                                      3,798,783
--------------------------------------------------------------------------------
                                                                    10,282,040
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
   77,437    Xerox Corp.(1)                                          1,090,313
--------------------------------------------------------------------------------
OIL & GAS -- 6.4%
--------------------------------------------------------------------------------
    8,350    Amerada Hess Corp.                                        743,150
--------------------------------------------------------------------------------
   23,236    Anadarko Petroleum Corp.                                1,541,941
--------------------------------------------------------------------------------
   30,428    Apache Corp.                                            1,524,747
--------------------------------------------------------------------------------
    6,417    Ashland Inc.                                              359,865
--------------------------------------------------------------------------------
   36,800    Burlington Resources, Inc.                              1,501,440
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
  197,655    ChevronTexaco Corp.                                  $ 10,602,214
--------------------------------------------------------------------------------
   63,785    ConocoPhillips                                          5,284,587
--------------------------------------------------------------------------------
   22,412    Devon Energy Corporation                                1,591,476
--------------------------------------------------------------------------------
   58,249    El Paso Corp.                                             535,308
--------------------------------------------------------------------------------
   11,008    EOG Resources Inc.                                        724,877
--------------------------------------------------------------------------------
  603,266    Exxon Mobil Corp.                                      29,155,845
--------------------------------------------------------------------------------
   13,843    Kerr-McGee Corp.                                          792,512
--------------------------------------------------------------------------------
   11,412    Kinder Morgan, Inc.                                       716,902
--------------------------------------------------------------------------------
   31,838    Marathon Oil Corp.                                      1,314,273
--------------------------------------------------------------------------------
   36,480    Occidental Petroleum Corp.                              2,040,326
--------------------------------------------------------------------------------
    7,111    Sunoco, Inc.                                              526,072
--------------------------------------------------------------------------------
   24,773    Unocal Corp.                                            1,065,239
--------------------------------------------------------------------------------
   11,774    Valero Energy Corp.                                       944,393
--------------------------------------------------------------------------------
   48,095    Williams Companies, Inc. (The)                            581,950
--------------------------------------------------------------------------------
                                                                    61,547,117
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
   24,101    Georgia-Pacific Corp.                                     866,431
--------------------------------------------------------------------------------
   45,319    International Paper Company                             1,831,340
--------------------------------------------------------------------------------
   10,506    Louisiana-Pacific Corp.                                   272,631
--------------------------------------------------------------------------------
   18,608    MeadWestvaco Corp.                                        593,595
--------------------------------------------------------------------------------
   22,241    Weyerhaeuser Co.                                        1,478,582
--------------------------------------------------------------------------------
                                                                     5,042,579
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
    8,228    Alberto-Culver Company Cl B                               357,753
--------------------------------------------------------------------------------
   43,804    Avon Products, Inc.                                     1,913,359
--------------------------------------------------------------------------------
   93,098    Gillette Company                                        3,885,911
--------------------------------------------------------------------------------
                                                                     6,157,023
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.3%
--------------------------------------------------------------------------------
  144,578    Abbott Laboratories                                     6,124,324
--------------------------------------------------------------------------------
   12,082    Allergan, Inc.                                            876,549
--------------------------------------------------------------------------------
  180,511    Bristol-Myers Squibb Co.                                4,272,695
--------------------------------------------------------------------------------
  104,771    Eli Lilly and Company                                   6,291,499
--------------------------------------------------------------------------------
   34,156    Forest Laboratories, Inc. Cl A(1)                       1,536,337
--------------------------------------------------------------------------------
  275,268    Johnson & Johnson                                      15,505,846
--------------------------------------------------------------------------------
   22,471    King Pharmaceuticals, Inc.(1)                             268,304
--------------------------------------------------------------------------------
  205,863    Merck & Co., Inc.                                       6,793,479
--------------------------------------------------------------------------------
   24,819    Mylan Laboratories Inc.                                   446,742
--------------------------------------------------------------------------------
  700,263    Pfizer, Inc.                                           21,428,047
--------------------------------------------------------------------------------
  136,147    Schering-Plough Corp.                                   2,594,962
--------------------------------------------------------------------------------
   10,031    Watson Pharmaceuticals, Inc.(1)                           295,513
--------------------------------------------------------------------------------
  123,399    Wyeth                                                   4,615,123
--------------------------------------------------------------------------------
                                                                    71,049,420
--------------------------------------------------------------------------------
REAL ESTATE -- 0.4%
--------------------------------------------------------------------------------
    8,806    Apartment Investment and
             Management Co.                                            306,273
--------------------------------------------------------------------------------
   37,016    Equity Office Properties Trust                          1,008,686
--------------------------------------------------------------------------------
   25,772    Equity Residential                                        798,932
--------------------------------------------------------------------------------
   16,990    Plum Creek Timber Co. Inc.                                595,160
--------------------------------------------------------------------------------
   16,698    Prologis                                                  588,438
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
   19,169    Simon Property Group, Inc.                           $  1,028,032
--------------------------------------------------------------------------------
                                                                     4,325,521
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
   34,374    Burlington Northern Santa Fe Corp.                      1,316,868
--------------------------------------------------------------------------------
   19,818    CSX Corporation                                           657,958
--------------------------------------------------------------------------------
   36,833    Norfolk Southern Corp.                                  1,095,413
--------------------------------------------------------------------------------
   24,185    Union Pacific Corp.                                     1,417,241
--------------------------------------------------------------------------------
                                                                     4,487,480
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
   32,371    Advanced Micro Devices, Inc.(1)                           420,823
--------------------------------------------------------------------------------
   34,021    Altera Corp.(1)                                           665,791
--------------------------------------------------------------------------------
   35,236    Analog Devices, Inc.                                    1,366,452
--------------------------------------------------------------------------------
  157,138    Applied Materials, Inc.(1)                              2,591,206
--------------------------------------------------------------------------------
   28,221    Applied Micro Circuits Corp.(1)                            88,332
--------------------------------------------------------------------------------
   29,686    Broadcom Corp.(1)                                         810,131
--------------------------------------------------------------------------------
  595,146    Intel Corp.                                            11,938,628
--------------------------------------------------------------------------------
   18,031    KLA-Tencor Corp.(1)                                       747,926
--------------------------------------------------------------------------------
   28,240    Linear Technology Corp.                                 1,023,418
--------------------------------------------------------------------------------
   35,323    LSI Logic Corp.(1)                                        152,242
--------------------------------------------------------------------------------
   30,018    Maxim Integrated Products, Inc.                         1,269,461
--------------------------------------------------------------------------------
   56,526    Micron Technology, Inc.(1)                                680,008
--------------------------------------------------------------------------------
   33,436    National Semiconductor Corp.(1)                           517,924
--------------------------------------------------------------------------------
   13,184    Novellus Systems, Inc.(1)                                 350,563
--------------------------------------------------------------------------------
   15,114    NVIDIA Corp.(1)                                           219,455
--------------------------------------------------------------------------------
   16,121    PMC-Sierra, Inc.(1)                                       142,026
--------------------------------------------------------------------------------
   17,776    Teradyne, Inc.(1)                                         238,198
--------------------------------------------------------------------------------
  160,348    Texas Instruments Inc.                                  3,412,205
--------------------------------------------------------------------------------
   31,992    Xilinx, Inc.                                              863,784
--------------------------------------------------------------------------------
                                                                    27,498,573
--------------------------------------------------------------------------------
SOFTWARE -- 4.4%
--------------------------------------------------------------------------------
   22,414    Adobe Systems Inc.                                      1,108,821
--------------------------------------------------------------------------------
   10,683    Autodesk, Inc.                                            519,514
--------------------------------------------------------------------------------
   21,041    BMC Software Inc.(1)                                      332,658
--------------------------------------------------------------------------------
   15,329    Citrix Systems, Inc.(1)                                   268,564
--------------------------------------------------------------------------------
   53,955    Computer Associates
             International, Inc.                                    1,419,017
--------------------------------------------------------------------------------
   35,307    Compuware Corp.(1)                                        181,831
--------------------------------------------------------------------------------
   28,348    Electronic Arts Inc.(1)                                 1,303,725
--------------------------------------------------------------------------------
   17,969    Intuit Inc.(1)                                            815,793
--------------------------------------------------------------------------------
    8,377    Mercury Interactive Corp.(1)                              292,190
--------------------------------------------------------------------------------
1,007,724    Microsoft Corporation                                  27,863,568
--------------------------------------------------------------------------------
   34,757    Novell, Inc.(1)                                           219,317
--------------------------------------------------------------------------------
  479,900    Oracle Corp.(1)                                         5,413,271
--------------------------------------------------------------------------------
   24,439    Parametric Technology Corp.(1)                            129,038
--------------------------------------------------------------------------------
   34,219    PeopleSoft, Inc.(1)                                       679,247
--------------------------------------------------------------------------------
   45,910    Siebel Systems, Inc.(1)                                   346,161
--------------------------------------------------------------------------------
   29,119    Symantec Corp.(1)                                       1,598,051
--------------------------------------------------------------------------------
   39,805    Veritas Software Corp.(1)                                 708,529
--------------------------------------------------------------------------------
                                                                    43,199,295
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.4%
--------------------------------------------------------------------------------
   25,272    AutoNation, Inc.(1)                                  $    431,646
--------------------------------------------------------------------------------
    7,804    Autozone Inc.(1)                                          602,859
--------------------------------------------------------------------------------
   27,687    Bed Bath & Beyond Inc.(1)                               1,027,465
--------------------------------------------------------------------------------
   29,987    Best Buy Co., Inc.                                      1,626,495
--------------------------------------------------------------------------------
    7,949    Boise Cascade Corp.                                       264,543
--------------------------------------------------------------------------------
   18,861    Circuit City Stores-Circuit
             City Group                                                289,328
--------------------------------------------------------------------------------
   83,999    Gap, Inc. (The)                                         1,570,781
--------------------------------------------------------------------------------
  203,770    Home Depot, Inc.                                        7,987,785
--------------------------------------------------------------------------------
   43,374    Limited Brands                                            966,806
--------------------------------------------------------------------------------
   72,455    Lowe's Companies, Inc.                                  3,937,929
--------------------------------------------------------------------------------
   29,099    Office Depot, Inc.(1)                                     437,358
--------------------------------------------------------------------------------
   15,082    RadioShack Corp.                                          431,948
--------------------------------------------------------------------------------
   13,416    Sherwin-Williams Co.                                      589,767
--------------------------------------------------------------------------------
   45,874    Staples, Inc.                                           1,367,963
--------------------------------------------------------------------------------
   13,606    Tiffany & Co.                                             418,248
--------------------------------------------------------------------------------
   45,299    TJX Companies, Inc. (The)                                 998,390
--------------------------------------------------------------------------------
   19,987    Toys 'R' Us, Inc.(1)                                      354,569
--------------------------------------------------------------------------------
                                                                    23,303,880
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
   17,420    Coach Inc.(1)                                             738,956
--------------------------------------------------------------------------------
   11,753    Jones Apparel Group, Inc.                                 420,757
--------------------------------------------------------------------------------
   10,169    Liz Claiborne, Inc.                                       383,575
--------------------------------------------------------------------------------
   24,314    NIKE, Inc. Cl B                                         1,915,943
--------------------------------------------------------------------------------
    5,540    Reebok International Ltd.                                 203,429
--------------------------------------------------------------------------------
   10,050    VF Corp.                                                  496,973
--------------------------------------------------------------------------------
                                                                     4,159,633
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.8%
--------------------------------------------------------------------------------
   52,115    Countrywide Financial
             Corporation                                             2,052,810
--------------------------------------------------------------------------------
   89,830    Fannie Mae                                              5,695,223
--------------------------------------------------------------------------------
   63,543    Freddie Mac                                             4,145,545
--------------------------------------------------------------------------------
   14,078    Golden West Financial Corp.                             1,561,954
--------------------------------------------------------------------------------
    9,122    MGIC Investment Corp.                                     607,069
--------------------------------------------------------------------------------
   31,759    Sovereign Bancorp Inc.                                    692,981
--------------------------------------------------------------------------------
   80,790    Washington Mutual, Inc.                                 3,157,273
--------------------------------------------------------------------------------
                                                                    17,912,855
--------------------------------------------------------------------------------
Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------
TOBACCO -- 1.1%
--------------------------------------------------------------------------------
  190,117    Altria Group Inc.                                    $  8,943,104
--------------------------------------------------------------------------------
   13,606    Reynolds American Inc.                                    925,752
--------------------------------------------------------------------------------
   15,387    UST Inc.                                                  619,481
--------------------------------------------------------------------------------
                                                                    10,488,337
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
    8,498    Grainger (W.W.), Inc.                                     489,910
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
--------------------------------------------------------------------------------
  253,244    AT&T Wireless Services Inc.(1)                          3,742,946
--------------------------------------------------------------------------------
  103,358    Nextel Communications, Inc.(1)                          2,464,055
--------------------------------------------------------------------------------
                                                                     6,207,001
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $884,455,464)                                                964,985,220
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES* -- 1.3%

$12,372,675  FHLB Discount Notes,
             1.65%, 10/1/04(4)
(Cost $12,372,675)                                                  12,372,675
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.2%

    727,325  FHLB Discount Notes,
             1.65%, 10/1/04(4)                                         727,325
--------------------------------------------------------------------------------
    850,000  U.S. Treasury Bills,
             1.66%, 12/23/04(4)                                        846,773
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,574,068)                                                    1,574,098
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $898,402,207)                                                978,931,993
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                 2,529,654
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $981,461,647
================================================================================

See Notes to Financial Statements.                                  (continued)

------
13

Equity Index - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

EQUITY FUTURES CONTRACTS*

                                              Underlying Face
         Purchased          Expiration Date   Amount at Value   Unrealized Loss
--------------------------------------------------------------------------------
28 S&P 500 Futures          December 2004     $ 7,802,200          $(65,941)
--------------------------------------------------------------------------------
82 S&P 500 E-Mini Futures   December 2004       4,570,475           (18,220)
--------------------------------------------------------------------------------
                                              $12,372,675          $(84,161)
                                              ==================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Industry is less than 0.05% of net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
14

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $898,402,207)             $978,931,993
---------------------------------------------------------------
Cash                                                                  2,799,664
---------------------------------------------------------------
Dividends and interest receivable                                     1,106,145
--------------------------------------------------------------------------------
                                                                    982,837,802
--------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------
Payable for investments purchased                                     1,112,976
---------------------------------------------------------------
Payable for variation margin on futures contracts                         7,143
---------------------------------------------------------------
Accrued management fees                                                 256,036
--------------------------------------------------------------------------------
                                                                      1,376,155
--------------------------------------------------------------------------------

NET ASSETS                                                         $981,461,647
================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------
Capital (par value and paid-in surplus)                          $1,030,958,459
---------------------------------------------------------------
Undistributed net investment income                                     453,326
---------------------------------------------------------------
Accumulated net realized loss on investment transactions           (130,395,763)
---------------------------------------------------------------
Net unrealized appreciation on investments                           80,445,625
--------------------------------------------------------------------------------
                                                                 $  981,461,647
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $141,384,111
---------------------------------------------------------------
Shares outstanding                                                   31,761,879
---------------------------------------------------------------
Net asset value per share                                                 $4.45
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $840,077,536
---------------------------------------------------------------
Shares outstanding                                                  188,535,055
---------------------------------------------------------------
Net asset value per share                                                 $4.46
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends                                                          $  8,296,158
---------------------------------------------------------------
Interest                                                                123,886
--------------------------------------------------------------------------------
                                                                      8,420,044
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                       1,566,925
---------------------------------------------------------------
Directors' fees and expenses                                              7,587
---------------------------------------------------------------
Other expenses                                                            2,459
--------------------------------------------------------------------------------
                                                                      1,576,971
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 6,843,073
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------
Net realized loss on investment transactions                         (1,275,716)
---------------------------------------------------------------
Change in net unrealized appreciation on investments                 (9,905,502)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (11,181,218)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(4,338,145)
================================================================================

See Notes to Financial Statements.

------
16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             SEPT. 30, 2004     MARCH 31, 2004
--------------------------------------------------------------------------------
OPERATIONS
------------------------------------------
Net investment income                          $  6,843,073       $ 10,744,225
------------------------------------------
Net realized loss                                (1,275,716)       (20,901,861)
------------------------------------------
Change in net unrealized appreciation            (9,905,502)       204,487,313
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        (4,338,145)       194,329,677
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                   (830,494)        (1,549,115)
------------------------------------------
  Institutional Class                            (5,755,718)        (8,965,901)
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (6,586,212)       (10,515,016)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                        7,793,054        359,870,681
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            (3,131,303)       543,685,342

--------------------------------------------------------------------------------
NET ASSETS
------------------------------------------
Beginning of period                             984,592,950        440,907,608
--------------------------------------------------------------------------------
End of period                                  $981,461,647       $984,592,950
================================================================================

Undistributed net investment income                $453,326           $196,465
================================================================================

See Notes to Financial Statements.

------
17

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the Standard & Poor's
500 Composite Price Index. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

(continued)

------
18

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of mutual funds but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                        INVESTOR          INSTITUTIONAL
                                         CLASS                CLASS
------------------------------------------------------------------------------
STRATEGY ASSETS
------------------------------------------------------------------------------
First $1 billion                         0.490%              0.290%
------------------------------------------------------------------------------
Next $1 billion                          0.470%              0.270%
------------------------------------------------------------------------------
Next $1 billion                          0.455%              0.255%
------------------------------------------------------------------------------
Next $1 billion                          0.445%              0.245%
------------------------------------------------------------------------------
Next $1 billion                          0.435%              0.235%
------------------------------------------------------------------------------
Over $5 billion                          0.430%              0.230%
------------------------------------------------------------------------------

The effective annual management fee for the six months ended September 30, 2004 was 0.49% and 0.29% for the Investor and Institutional Classes, respectively.

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation

During the six months ended September 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

(continued)

------
19

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2004, were $14,260,253 and $8,320,309, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                 SHARES         AMOUNT
------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
SHARES AUTHORIZED                             100,000,000
==============================================================================
Sold                                            3,745,269      $16,733,351
---------------------------------------------
Issued in reinvestment of distributions           178,861          806,503
---------------------------------------------
Redeemed                                       (3,812,986)     (16,892,887)
------------------------------------------------------------------------------
Net increase                                      111,144      $   646,967
==============================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                             100,000,000
==============================================================================
Sold                                           14,336,422      $59,091,604
---------------------------------------------
Issued in reinvestment of distributions           351,675        1,503,313
---------------------------------------------
Redeemed                                       (9,650,868)     (40,717,436)
------------------------------------------------------------------------------
Net increase                                    5,037,229      $19,877,481
==============================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
SHARES AUTHORIZED                             500,000,000
==============================================================================
Sold                                           19,884,410      $89,041,914
---------------------------------------------
Issued in reinvestment of distributions         1,274,904        5,755,718
---------------------------------------------
Redeemed                                      (19,724,284)     (87,651,545)
------------------------------------------------------------------------------
Net increase                                    1,435,030      $ 7,146,087
==============================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                             400,000,000
==============================================================================
Sold                                          122,967,665     $501,104,432
---------------------------------------------
Issued in reinvestment of distributions         2,088,596        8,965,901
---------------------------------------------
Redeemed                                      (41,439,189)    (170,077,133)
------------------------------------------------------------------------------
Net increase                                   83,617,072     $339,993,200
==============================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2004.

(continued)

------
20

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
Federal tax cost of investments                                   $963,070,866
================================================================================
Gross tax appreciation of investments                             $125,201,437
-------------------------------------------------------------
Gross tax depreciation of investments                             (109,340,310)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $ 15,861,127
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2004, the fund had net capital losses of $2,917,398,
$10,639,477, $49,081,781 and $1,957,751 expiring in 2009, 2010, 2011 and 2012, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

------
21

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                          2004(1)     2004    2003      2002    2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $4.50      $3.39   $4.58     $4.63    $5.99     $5.20
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(2)                0.03       0.05    0.05      0.04     0.05      0.05
-------------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.05)      1.11   (1.19)    (0.05)   (1.36)     0.83
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations              (0.02)      1.16   (1.14)    (0.01)   (1.31)     0.88
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment
  Income                  (0.03)     (0.05)  (0.05)    (0.04)   (0.05)    (0.05)
-------------------------
  From Net
  Realized Gains             --         --      --        --       --     (0.04)
--------------------------------------------------------------------------------
  Total Distributions     (0.03)     (0.05)  (0.05)    (0.04)   (0.05)    (0.09)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.45      $4.50   $3.39     $4.58    $4.63     $5.99
================================================================================
  TOTAL RETURN(3)         (0.54)%    34.27%  25.02)%   (0.16)% (22.04)%   17.17%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.49%(4)     0.49%    0.49%     0.49%    0.49%    0.49%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets    1.22%(4)     1.23%    1.24%     0.91%    0.83%    0.94%
-------------------------
Portfolio Turnover Rate        1%       16%      21%        4%      10%      13%
-------------------------
Net Assets,
End of Period
(in thousands)           $141,384  $142,324  $90,093  $108,760  $71,415  $68,905
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-----
22

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                       2004(1)     2004     2003      2002      2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $4.50      $3.39    $4.58     $4.64     $5.99      $5.20
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income(2)             0.03       0.06     0.05      0.05      0.06       0.06
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)          (0.04)      1.11    (1.19)    (0.06)    (1.35)      0.84
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations           (0.01)      1.17    (1.14)    (0.01)    (1.29)      0.90
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income               (0.03)     (0.06)   (0.05)    (0.05)    (0.06)     (0.07)
---------------------
  From Net
  Realized Gains          --          --      --        --        --      (0.04)
--------------------------------------------------------------------------------
  Total Distributions  (0.03)     (0.06)   (0.05)    (0.05)    (0.06)     (0.11)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period          $4.46      $4.50    $3.39     $4.58     $4.64      $5.99
================================================================================
  TOTAL RETURN(3)      (0.22)%    34.53%  (24.87)%   (0.17)%  (21.72)%    17.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average Net
Assets                0.29%(4)     0.29%     0.29%     0.29%     0.29%     0.29%
---------------------
Ratio of Net
Investment
Income to Average
Net Assets            1.42%(4)     1.43%     1.44%     1.11%     1.03%     1.14%
---------------------
Portfolio
Turnover Rate               1%       16%       21%        4%       10%       13%
---------------------
Net Assets,
End of Period
(in thousands)        $840,078  $842,269  $350,815  $449,591  $441,959  $398,560
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
23

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The fund's Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

------
25

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Services Corporation.

0411                            American Century Investment Services, Inc.
SH-SAN-40406N                   (c)2004 American Century Services Corporation

[front cover]

SEPTEMBER 30, 2004

[graphic of chart]

American Century Investments
Semiannual Report

[graphic of starfish on beach]

[graphic of two bridges]

Real Estate Fund

[american century investments logo and text logo]

Our Message to You......................................................    1

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Real Estate fund for the six months ended September 30, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/ of James E. Stowers, Jr.

      James E. Stowers, Jr.  FOUNDER AND CHAIRMAN

/s/ of James E. Stowers III

      James E. Stowers III  CO-CHAIRMAN OF THE BOARD

------
1

Real Estate - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004

                                        ----------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------

                                                      SINCE        INCEPTION
                            1 YEAR      5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS             25.40%      18.98%       14.95%        9/21/95(1)
--------------------------------------------------------------------------------
 MSCI REIT INDEX            24.85%      18.07%       13.34%(2)         --
--------------------------------------------------------------------------------
 Institutional Class        25.56%      19.23%       11.92%          6/16/97
--------------------------------------------------------------------------------
 Advisor Class              25.19%      18.71%       16.11%          10/6/98
--------------------------------------------------------------------------------

(1) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and was first offered to the public on 6/16/97.

(2) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
2

Real Estate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 21, 1995

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                            1996*     1997       1998       1999
--------------------------------------------------------------------------------
 Investor Class            23.28%    49.58%    -17.62%     -2.94%
--------------------------------------------------------------------------------
 MSCI REIT Index           18.27%    40.88%    -14.26%     -5.88%
--------------------------------------------------------------------------------

                            2000      2001       2002       2003       2004
--------------------------------------------------------------------------------
 Investor Class             21.61%    10.96%      9.78%     28.35%     25.40%
--------------------------------------------------------------------------------
 MSCI REIT Index            21.25%    11.62%      8.56%     25.11%     24.85%

* From 9/21/95, the Investor Class's inception date. Index data from 9/30/95, the date nearest the Investor Class's inception for which data are available.
Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Shareholder Fee Example (Unaudited)

SHAREHOLDER FEE EXAMPLE

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

                                                                     (continued)

------
4

Shareholder Fee Example (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                      BEGINNING          ENDING        DURING PERIOD*   ANNUALIZED
                                     ACCOUNT VALUE    ACCOUNT VALUE       4/1/04 -        EXPENSE
                                        4/1/04           9/30/04           9/30/04        RATIO*

REAL ESTATE SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------------
 Investor Class                         $1,000         $1,031.30          $5.91            1.16%
-----------------------------------------------------------------------------------------------------
 Institutional Class                    $1,000         $1,032.30          $4.89            0.96%
-----------------------------------------------------------------------------------------------------
 Advisor Class                          $1,000         $1,030.50          $7.18            1.41%
-----------------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------------
 Investor Class                         $1,000         $1,019.25          $5.87            1.16%
-----------------------------------------------------------------------------------------------------
 Institutional Class                    $1,000         $1,020.26          $4.86            0.96%
-----------------------------------------------------------------------------------------------------
 Advisor Class                          $1,000         $1,018.00          $7.13            1.41%
-----------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365 to reflect the one-half year period.

------
5

Real Estate - Portfolio Commentary

[photo of Scott Blasdell]

PORTFOLIO MANAGER ON THE REAL ESTATE INVESTMENT TEAM: SCOTT BLASDELL

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, the Real Estate fund posted a total return of 3.13%*, outpacing the 1.76% return of its benchmark, the Morgan
Stanley Capital International (MSCI) REIT Index, and the -0.18% return of the S&
P 500, a broad stock market measure. (See the pages 2 & 3 for additional performance details.)

MARKET REVIEW

The U.S. stock market declined modestly during the six-month period, buffeted by conflicting influences. On the positive side, corporate profits remained strong--the second quarter of 2004 marked the fourth consecutive quarter of earnings growth greater than 20% for the companies in the S&P 500. However, the favorable news on earnings was offset by concerns about soaring oil prices, evidence of moderating economic growth, the threat of terrorism, and three interest-rate hikes by the Federal Reserve. As a result, most of the major stock indices all declined by 1-2%.

Real estate investment trusts (REITs) bucked the broader market; the MSCI REIT
Index gained nearly 2% during the six-month period despite a rough start. In
April, the index fell by nearly 15% after a strong employment report suggested that long-term interest rates--which compete with REIT dividend yields for investor attention--may rise sharply. REITs bounced back during the remainder of the period thanks in part to declining long-term rates and significant merger activity.

Apartment and hotel REITs, which held up the best during the April sell-off, were among the best performers in the REIT market during the period. Health care
REITs, the top performers in 2003, declined.

HOTEL AND APARTMENT REITS BOOST RESULTS

One reason for the Real Estate fund's outperformance of the MSCI REIT Index during the six-month period was an overweight in the hotel segment. On average, hotel companies made up about 9% of the portfolio during the period, compared with around 5% for

TOP TEN HOLDINGS

AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                               6.7%                  3.8%
--------------------------------------------------------------------------------
Equity Office
Properties Trust                          6.4%                  6.2%
--------------------------------------------------------------------------------
Kimco Realty
Corporation                               5.2%                  2.5%
--------------------------------------------------------------------------------
Prologis                                  4.7%                  6.1%
--------------------------------------------------------------------------------
Rouse Company                             3.9%                  4.9%
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                    3.9%                  3.9%
--------------------------------------------------------------------------------
Duke Realty Corporation                   3.6%                  4.4%
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                  3.5%                  3.2%
--------------------------------------------------------------------------------
Camden Property Trust                     3.4%                  1.3%
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust                          3.4%                  2.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
6

Real Estate - Portfolio Commentary

the index. Although we cut back on our hotel holdings during the period--mainly by selling most of the non-REIT hotel companies in the portfolio--the fund's 6%
position as of September 30, 2004, was still higher than the average index weighting.

The best contributor in the portfolio's hotel segment was Innkeepers USA, a REIT that owns and operates extended-stay hotels. A fund overweight on average during the six-month period, Innkeepers rose sharply as increased occupancy led the company to boost revenue growth projections. InterContinental Hotels was one of the top contributors among the fund's non-REIT hotel holdings.

The portfolio's apartment REITs also contributed favorably to overall results, though the fund held a modest underweight in this segment. The fund benefited from overweights in Apartment Investment & Management and AvalonBay Communities,
which were among top five contributors to portfolio performance.

The top individual contributor to absolute performance was Centerpoint
Properties, a Chicago-based industrial REIT. The company raised earnings guidance for the second half of 2004 as a result of higher occupancy rates and asset sales.

RETAIL AND OFFICE REITS DECLINE

The two largest segments in the portfolio, retail and office, detracted the most from absolute performance. In particular, the retail REITs in the portfolio declined as a group, while the retail segment of the benchmark index gained slightly. Among the biggest detractors in these two areas were regional mall
REIT Macerich and Mills, as well as office/industrial developer Duke Realty.

Another significant detractor was Capital Automotive, which leases properties to auto dealers and repair shops. The company, which was the largest individual overweight in the portfolio during the period, lowered earnings expectations after restructuring its balance sheet.

Going forward, we intend to maintain our focus on long-term capital appreciation in the REIT sector through superior stock selection and risk management.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Office Management                        24.8%                 25.5%
--------------------------------------------------------------------------------
Regional Malls                           16.3%                 22.7%
--------------------------------------------------------------------------------
Multi-Family Residential                 14.4%                 13.4%
--------------------------------------------------------------------------------
Diversified Companies                    10.4%                 10.4%
--------------------------------------------------------------------------------
Neighborhood &  Community Shopping
Centers                                   8.7%                  7.2%
--------------------------------------------------------------------------------
Industrials                               7.6%                  8.6%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 6.0%                  7.9%
--------------------------------------------------------------------------------
Storage                                   3.9%                   --
--------------------------------------------------------------------------------
Other                                     3.3%                  1.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/04               3/31/04
--------------------------------------------------------------------------------
Common Stocks                            95.4%                 97.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.5%                  4.3%
-------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                               97.9%                101.5%
--------------------------------------------------------------------------------
Other Assets & Liabilities                2.1%                (1.5)%
--------------------------------------------------------------------------------

------
7

Real Estate - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4%

DIVERSIFIED COMPANIES- 10.4%
--------------------------------------------------------------------------------
                     178,400    American Campus
                                Communities Inc.(1)               $   3,311,104
--------------------------------------------------------------------------------
                     659,615    Capital Automotive REIT              20,626,161
--------------------------------------------------------------------------------
                     529,700    Cousins Properties Inc.              18,174,007
--------------------------------------------------------------------------------
                      66,200    Global Signal Inc.                    1,515,980
--------------------------------------------------------------------------------
                     982,100    Lexington Corporate
                                Properties Trust                     21,321,391
--------------------------------------------------------------------------------
                                                                     64,948,643
--------------------------------------------------------------------------------
HEALTH CARE - 1.1%
--------------------------------------------------------------------------------
                     332,000    Nationwide Health
                                Properties Inc.                       6,889,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 6.0%
--------------------------------------------------------------------------------
                     290,600    Ashford Hospitality
                                Trust Inc.                            2,731,640
--------------------------------------------------------------------------------
                     355,300    Equity Inns Inc.                      3,510,364
--------------------------------------------------------------------------------
                     271,000    Host Marriott Corp.(1)                3,802,130
--------------------------------------------------------------------------------
                     918,500    Innkeepers USA Trust                 11,426,140
--------------------------------------------------------------------------------
                     642,100    InterContinental Hotels
                                Group plc ORD                         7,311,294
--------------------------------------------------------------------------------
                     187,900    Strategic Hotel Capital Inc.          2,540,408
--------------------------------------------------------------------------------
                     594,100    Winston Hotels Inc.                   6,356,870
--------------------------------------------------------------------------------
                                                                     37,678,846
--------------------------------------------------------------------------------
INDUSTRIALS - 7.6%
--------------------------------------------------------------------------------
                     312,700    Centerpoint Properties Corp.         13,627,466
--------------------------------------------------------------------------------
                     234,800    First Potomac Realty Trust            4,850,968
--------------------------------------------------------------------------------
                     829,310    Prologis                             29,224,884
--------------------------------------------------------------------------------
                                                                     47,703,318
--------------------------------------------------------------------------------
MULTI-FAMILY RESIDENTIAL - 14.4%
--------------------------------------------------------------------------------
                     435,000    Apartment Investment and
                                Management Co.                       15,129,300
--------------------------------------------------------------------------------
                     171,500    AvalonBay Communities Inc.           10,327,730
--------------------------------------------------------------------------------
                     464,000    Camden Property Trust                21,436,800
--------------------------------------------------------------------------------
                     260,000    Equity Residential                    8,060,000
--------------------------------------------------------------------------------
                     578,500    Gables Residential Trust             19,755,775
--------------------------------------------------------------------------------
                      81,000    Home Properties, Inc.                 3,204,360
--------------------------------------------------------------------------------
                      46,100    Manufactured Home
                                Communities, Inc.                     1,532,364
--------------------------------------------------------------------------------
                     101,400    Mid-America Apartment
                                Communities Inc.                      3,949,530
--------------------------------------------------------------------------------
                      28,400    Town & Country Trust (The)              722,780
--------------------------------------------------------------------------------
                     295,900    United Dominion
                                Realty Trust, Inc.                    5,867,697
--------------------------------------------------------------------------------
                                                                     89,986,336
--------------------------------------------------------------------------------

Shares                                                                 Value
-------------------------------------------------------------------------------
NEIGHBORHOOD & COMMUNITY  SHOPPING CENTERS - 8.7%
--------------------------------------------------------------------------------
                     208,100   Cedar Shopping Centers Inc.         $  2,902,995
--------------------------------------------------------------------------------
                     254,300   Federal Realty Investors Trust        11,189,200
--------------------------------------------------------------------------------
                     273,900   Heritage Property
                               Investment Trust                       7,989,663
--------------------------------------------------------------------------------
                     633,800   Kimco Realty Corporation              32,513,940
--------------------------------------------------------------------------------
                                                                     54,595,798
--------------------------------------------------------------------------------
OFFICE MANAGEMENT - 24.8%
--------------------------------------------------------------------------------
                     140,200   Arden Realty Inc.                      4,567,716
--------------------------------------------------------------------------------
                     304,700   Brandywine Realty Trust                8,677,856
--------------------------------------------------------------------------------
                     669,500   CarrAmerica Realty Corp.              21,892,650
--------------------------------------------------------------------------------
                     672,924   Duke Realty Corporation               22,341,077
--------------------------------------------------------------------------------
                   1,472,448   Equity Office Properties Trust        40,124,208
--------------------------------------------------------------------------------
                      62,800   Highwoods Properties, Inc.             1,545,508
--------------------------------------------------------------------------------
                     442,200   Liberty Property Trust                17,617,248
--------------------------------------------------------------------------------
                     545,300   Mack-Cali Realty Corp.                24,156,790
--------------------------------------------------------------------------------
                     187,700   Prentiss Properties Trust              6,757,200
--------------------------------------------------------------------------------
                     457,800   Trizec Properties Inc.                 7,311,066
--------------------------------------------------------------------------------
                                                                    154,991,319
--------------------------------------------------------------------------------
PROPERTY MANAGEMENT - 1.3%
--------------------------------------------------------------------------------
                      17,700   CB Richard Ellis
                               Group Inc. Cl A(1)                      408,870
--------------------------------------------------------------------------------
                     193,100   Sun Communities, Inc.                 7,567,589
--------------------------------------------------------------------------------
                                                                     7,976,459
--------------------------------------------------------------------------------
REGIONAL MALLS - 16.3%
--------------------------------------------------------------------------------
                     592,500   General Growth Properties, Inc.      18,367,500
--------------------------------------------------------------------------------
                     229,076   Pennsylvania Real Estate
                                Investment Trust                     8,856,078
--------------------------------------------------------------------------------
                     362,400   Rouse Company                        24,237,312
--------------------------------------------------------------------------------
                     787,300   Simon Property Group, Inc.           42,222,899
--------------------------------------------------------------------------------
                     325,700   Taubman Centers Inc.                  8,412,831
--------------------------------------------------------------------------------
                                                                   102,096,620
--------------------------------------------------------------------------------
STORAGE - 3.9%
--------------------------------------------------------------------------------
                     339,510   Extra Space Storage Inc.              4,328,753
--------------------------------------------------------------------------------
                     410,900   Public Storage Inc.                  20,360,095
--------------------------------------------------------------------------------
                                                                    24,688,848
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.6%
--------------------------------------------------------------------------------
                      45,100   Fannie Mae                            2,859,340
--------------------------------------------------------------------------------
                      54,000   Gramercy Capital Corp.(1)               842,400
--------------------------------------------------------------------------------
                                                                     3,701,740
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
--------------------------------------------------------------------------------
                     124,500   Crown Castle
                               International Corp.(1)                1,852,560
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $513,737,523)                                                597,109,487
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
8

Real Estate - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)
                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S.  Treasury obligations, 5.25%, 11/15/28,
valued at $16,010,140), in a joint
trading  account at 1.68%, dated 9/30/04,
due 10/1/04 (Delivery value $15,700,733)
(Cost $15,700,000)                                                $  15,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.9%
(Cost $529,437,523)                                                 612,809,487
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 2.1%                                  13,191,820
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $626,001,307
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

REIT = Real Estate Investment Trust

(1) Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $529,437,523)             $612,809,487
---------------------------------------------------------------
Cash                                                                  1,718,622
---------------------------------------------------------------
Receivable for investments sold                                      15,699,645
---------------------------------------------------------------
Receivable for capital shares sold                                      803,009
---------------------------------------------------------------
Dividends and interest receivable                                     2,661,620
--------------------------------------------------------------------------------
                                                                    633,692,383
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                     7,102,899
---------------------------------------------------------------
Accrued management fees                                                 542,591
---------------------------------------------------------------
Distribution fees payable                                                22,793
---------------------------------------------------------------
Service fees payable                                                     22,793
--------------------------------------------------------------------------------
                                                                      7,691,076
--------------------------------------------------------------------------------

NET ASSETS                                                         $626,001,307
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                            $507,398,785
---------------------------------------------------------------
Undistributed net investment income                                   1,547,950
---------------------------------------------------------------
Accumulated net realized gain on investment transactions             33,680,388
---------------------------------------------------------------
Net unrealized appreciation on investments                           83,374,184
--------------------------------------------------------------------------------
                                                                   $626,001,307
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $417,474,991
---------------------------------------------------------------
Shares outstanding                                                   17,674,165
---------------------------------------------------------------
Net asset value per share                                                $23.62
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $93,346,789
---------------------------------------------------------------
Shares outstanding                                                    3,949,952
---------------------------------------------------------------
Net asset value per share                                                $23.63
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $115,179,527
---------------------------------------------------------------
Shares outstanding                                                    4,871,788
---------------------------------------------------------------
Net asset value per share                                                $23.64
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME

INCOME:
---------------------------------------------------------------
Dividends                                                           $ 8,959,372
---------------------------------------------------------------
Interest                                                                114,270
--------------------------------------------------------------------------------
                                                                      9,073,642
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                       2,823,256
---------------------------------------------------------------
Distribution fees - Advisor Class                                       112,975
---------------------------------------------------------------
Service fees - Advisor Class                                            112,975
---------------------------------------------------------------
Directors' fees and expenses                                              5,301
---------------------------------------------------------------
Other expenses                                                            2,396
--------------------------------------------------------------------------------
                                                                      3,056,903
--------------------------------------------------------------------------------

Net investment income                                                 6,016,739
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------
Net realized gain on investment transactions                         16,461,724
---------------------------------------------------------------
Change in net unrealized appreciation on investments                (7,018,642)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      9,443,082
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,459,821
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                        SEPT. 30, 2004      MARCH 31, 2004

OPERATIONS
Net investment income                       $   6,016,739           $ 7,343,729
-----------------------------------------
Net realized gain                              16,461,724            42,799,688
-----------------------------------------
Change in net unrealized appreciation          (7,018,642)           79,332,958
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                      15,459,821           129,476,375
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
-----------------------------------------
  Investor Class                               (3,065,948)           (6,654,103)
-----------------------------------------
  Institutional Class                            (728,622)           (1,351,811)
-----------------------------------------
  Advisor Class                                  (674,219)           (1,115,975)
-----------------------------------------
From net realized gains:
-----------------------------------------
  Investor Class                                       --            (1,939,003)
-----------------------------------------
  Institutional Class                                  --              (368,420)
-----------------------------------------
  Advisor Class                                        --              (351,604)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                             (4,468,789)          (11,780,916)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                     56,447,828           263,319,823
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     67,438,860           381,015,282

NET ASSETS

Beginning of period                           558,562,447           177,547,165
--------------------------------------------------------------------------------

End of period                                $626,001,307          $558,562,447
================================================================================

Undistributed net investment income            $1,547,950                   --
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital appreciation.
Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Reclassification -- Certain amounts in the Statement of Changes and Financial
Highlights of prior years have been reclassed to conform to current year presentation.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
13

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's pro rata share of the fund's daily net assets and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of mutual funds but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                          INVESTOR         INSTITUTIONAL        ADVISOR
                           CLASS              CLASS              CLASS
----------------------------------------------------------------------------------
STRATEGY ASSETS
----------------------------------------------------------------------------------
First $100 million         1.20%               1.00%              0.95%
----------------------------------------------------------------------------------
Next $900 million          1.15%               0.95%              0.90%
----------------------------------------------------------------------------------
Next $1 billion            1.10%               0.90%              0.85%
----------------------------------------------------------------------------------
Over $2 billion            1.05%               0.85%              0.80%
----------------------------------------------------------------------------------

The effective annual management fee for the six months ended September 30, 2004 was 1.16%, 0.96%, and 0.91% for the Investor, Institutional and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily closing net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC. During the six months ended September 30,
2004, the fund invested in a money market fund for temporary purposes, which was managed by JPMIM. The fund has a bank line of credit agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2004, were $504,332,220 and $455,736,133, respectively.

                                                                   (continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                  SHARES           AMOUNT
--------------------------------------------------------------------------------

INVESTOR CLASS
--------------------------------------------------------------------------------

SIX MONTHS ENDED SEPTEMBER 30, 2004

SHARES AUTHORIZED                                50,000,000
================================================================================
Sold                                              6,008,652      $131,905,667
---------------------------------------------
Issued in reinvestment of distributions             126,571         2,837,942
---------------------------------------------
Redeemed                                        (5,510,139)      (117,022,370)
--------------------------------------------------------------------------------
Net increase                                        625,084      $ 17,721,239
================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                                30,000,000
================================================================================
Sold                                             15,731,167      $313,919,072
---------------------------------------------
Issued in reinvestment of distributions             394,405         7,932,727
---------------------------------------------
Redeemed                                        (7,596,877)      (149,060,464)
--------------------------------------------------------------------------------
Net increase                                      8,528,695      $172,791,335
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
SHARES AUTHORIZED                                20,000,000
================================================================================
Sold                                              1,519,313       $33,623,821
---------------------------------------------
Issued in reinvestment of distributions              30,985           695,493
---------------------------------------------
Redeemed                                         (1,171,768)      (24,673,626)
--------------------------------------------------------------------------------
Net increase                                        378,530       $ 9,645,688
================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                                12,500,000
================================================================================
Sold                                              2,821,119       $57,135,278
---------------------------------------------
Issued in reinvestment of distributions              84,111         1,698,449
---------------------------------------------
Redeemed                                           (808,602)      (15,771,895)
--------------------------------------------------------------------------------
Net increase                                      2,096,628       $43,061,832
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
SHARES AUTHORIZED                                20,000,000
================================================================================
Sold                                              2,119,807       $46,582,626
---------------------------------------------
Issued in reinvestment of distributions              29,358           660,644
---------------------------------------------
Redeemed                                           (846,739)      (18,162,369)
--------------------------------------------------------------------------------
Net increase                                       1,302,426      $29,080,901
================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                                 12,500,000
================================================================================
Sold                                               3,635,944      $73,541,512
---------------------------------------------
Issued in reinvestment of distributions               72,017        1,456,615
---------------------------------------------
Redeemed                                          (1,356,159)     (27,531,471)
--------------------------------------------------------------------------------
Net increase                                       2,351,802      $47,466,656
================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2004.

6. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2004, the components of investments for federal income tax purposes were  as follows:

Federal tax cost of investments                                   $531,200,763
================================================================================
Gross tax appreciation of investments                              $81,821,409
--------------------------------------------------------------
Gross tax depreciation of investments                                (212,685)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $81,608,724
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
16

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                   2004(1)       2004       2003        2002       2001        2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period                $23.09       $15.83     $16.22      $14.00     $11.74      $12.10
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(2)           0.25         0.46       0.59        0.57       0.58        0.61
--------------------------------
  Net Realized and Unrealized
  Gain (Loss)                        0.46         7.49      (0.44)       2.21       2.27      (0.28)
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.71         7.95       0.15        2.78       2.85       0.33
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income        (0.18)       (0.54)     (0.54)      (0.56)     (0.59)     (0.69)
--------------------------------
  From Net Realized Gains               --       (0.15)         --          --         --         --
--------------------------------------------------------------------------------------------------------
  Total Distributions               (0.18)       (0.69)     (0.54)      (0.56)     (0.59)     (0.69)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $23.62       $23.09     $15.83      $16.22     $14.00      $11.74
========================================================================================================
  TOTAL RETURN(3)                    3.13%       50.97%      0.93%      20.23%     24.57%      2.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                1.16%(4)     1.17%      1.18%       1.20%      1.19%      1.20%
--------------------------------
Ratio of Net
Investment Income to
Average Net Assets                   2.32%(4)     2.28%      3.74%       3.83%      4.35%      4.89%
--------------------------------
Portfolio Turnover Rate                91%         158%       162%        156%       242%       102%
--------------------------------
Net Assets, End of Period
(in thousands)                    $417,475     $393,604   $134,898    $107,599    $74,776    $73,812
--------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
17

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                   2004(1)       2004        2003        2002        2001        2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $23.10       $15.85      $16.23      $14.01      $11.75       $12.11
----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)          0.27         0.51        0.63        0.59        0.60         0.62
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                       0.46         7.47       (0.44)       2.22        2.28       (0.25)
----------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.73         7.98        0.19        2.81        2.88         0.37
----------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income       (0.20)       (0.58)      (0.57)      (0.59)      (0.62)      (0.73)
-------------------------------
  From Net Realized Gains             --        (0.15)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Total Distributions              (0.20)       (0.73)      (0.57)      (0.59)      (0.62)      (0.73)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $23.63       $23.10      $15.85      $16.23      $14.01       $11.75
==========================================================================================================
  TOTAL RETURN(3)                   3.23%       51.14%       1.19%      20.45%      24.80%       3.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets               0.96%(4)     0.97%       0.98%       1.00%       0.99%       1.00%
-------------------------------
Ratio of Net Investment
Income to Average Net Assets        2.52%(4)     2.48%       3.94%       4.03%       4.55%       5.09%
-------------------------------
Portfolio Turnover Rate               91%         158%        162%        156%        242%        102%
-------------------------------
Net Assets, End of Period
(in thousands)                    $93,347      $82,488     $23,371     $16,305     $12,390     $15,457
----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
18

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                  2004(1)       2004        2003       2002         2001        2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $23.11       $15.83      $16.22     $14.00       $11.74       $12.10
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)          0.23         0.42        0.55       0.53         0.55         0.62
-----------------------------
  Net Realized and Unrealized
  Gain (Loss)                       0.46         7.50       (0.44)      2.21         2.27       (0.32)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.69         7.92        0.11       2.74         2.82         0.30
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Investment Income       (0.16)       (0.49)      (0.50)     (0.52)       (0.56)      (0.66)
-----------------------------
  From Net Realized Gains              --       (0.15)          --         --           --          --
---------------------------------------------------------------------------------------------------------
  Total Distributions              (0.16)       (0.64)      (0.50)     (0.52)       (0.56)      (0.66)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $23.64       $23.11      $15.83     $16.22       $14.00       $11.74
=========================================================================================================
  TOTAL RETURN(3)                   3.05%       50.66%       0.69%     19.93%       24.28%        2.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets               1.41%(4)     1.42%       1.43%      1.45%        1.44%       1.45%
-----------------------------
Ratio of Net
Investment Income
to Average Net Assets               2.07%(4)     2.03%       3.49%      3.58%        4.10%       4.64%
-----------------------------
Portfolio Turnover Rate               91%         158%        162%       156%         242%        102%
-----------------------------
Net Assets, End of Period
(in thousands)                   $115,180      $82,471     $19,278    $16,759       $9,046      $5,353
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
19

Share Class Information

Three classes of shares are authorized for sale by Real Estate: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
20

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                 (continued)

------
21

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The fund's Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

------
22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL REAL ESTATE INVESTMENT TRUST (MSCI
REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Services Corporation.

0411                                   American Century Investment Services, Inc.
SH-SAN-40407N                          (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Capital Portfolios, Inc.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: December 3, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: December 3, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: December 3, 2004